Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (5.2%)
	Steadfast Group Ltd.	3,893,223	14,464
	Technology One Ltd.	1,033,927	10,690
	nib holdings Ltd.	1,828,350	10,192
	Champion Iron Ltd.	1,748,107	8,895
	Perseus Mining Ltd.	5,626,749	8,549
[1]	Breville Group Ltd.	524,061	8,449
	Charter Hall Long Wale REIT	2,503,326	8,101
	Nine Entertainment Co. Holdings Ltd.	5,489,078	7,942
	Sandfire Resources Ltd. (XASX)	1,675,931	7,469
	Reliance Worldwide Corp. Ltd.	2,967,643	7,432
*,1	Liontown Resources Ltd.	6,412,101	7,218
	National Storage REIT	4,265,791	7,020
*,1	Webjet Ltd.	1,419,339	6,918
*	Paladin Energy Ltd.	11,175,166	6,815
[2]	Viva Energy Group Ltd.	3,243,604	6,706
	ARB Corp. Ltd.	289,977	6,589
	AUB Group Ltd.	374,349	6,271
[1]	Eagers Automotive Ltd.	764,546	6,218
	HomeCo Daily Needs REIT	6,447,333	6,189
	Premier Investments Ltd.	308,315	6,097
*	Chalice Mining Ltd.	1,272,902	5,868
	Bapcor Ltd.	1,280,815	5,792
*,1	Core Lithium Ltd.	6,850,888	5,713
	Super Retail Group Ltd.	626,821	5,656
	Corporate Travel Management Ltd.	429,841	5,633
	Charter Hall Retail REIT	1,904,879	5,409
	BWP Trust	1,939,460	5,395
	Waypoint REIT Ltd.	2,657,258	5,247
*	De Grey Mining Ltd.	4,829,552	5,118
	Lifestyle Communities Ltd.	355,431	4,955
	IRESS Ltd.	693,236	4,892
	Healius Ltd.	2,089,641	4,767
*	Sayona Mining Ltd.	25,128,368	4,700
	Ingenia Communities Group	1,401,617	4,616
	Gold Road Resources Ltd.	3,940,667	4,610
	Centuria Industrial REIT	1,924,481	4,576
	GrainCorp Ltd. Class A	833,755	4,477
	InvoCare Ltd.	526,572	4,303
*	PEXA Group Ltd.	449,166	4,147
	Regis Resources Ltd.	2,669,102	4,057
	HUB24 Ltd.	214,974	4,009
[2]	Coronado Global Resources Inc. GDR	2,765,074	4,006

		Shares	Market Value ($000)
	Elders Ltd.	580,725	3,998
	Nickel Mines Ltd.	5,095,281	3,984
	EVT Ltd.	397,056	3,968
*	Syrah Resources Ltd.	2,522,576	3,966
	IPH Ltd.	652,148	3,945
*,1	PolyNovo Ltd.	2,164,889	3,871
	Lovisa Holdings Ltd.	205,323	3,857
	New Hope Corp. Ltd.	912,891	3,783
	Brickworks Ltd.	217,425	3,662
*	Capricorn Metals Ltd.	1,130,495	3,645
	Centuria Capital Group	2,720,577	3,616
	NRW Holdings Ltd.	1,670,161	3,605
	Abacus Property Group	1,816,231	3,599
	Blackmores Ltd.	56,885	3,533
	Monadelphous Group Ltd.	355,507	3,504
	Costa Group Holdings Ltd. (XASX)	1,646,574	3,426
	Credit Corp. Group Ltd.	206,619	3,191
	GUD Holdings Ltd.	531,429	3,157
	Arena REIT	1,184,988	3,144
	Bega Cheese Ltd.	1,124,583	3,095
*	Telix Pharmaceuticals Ltd.	609,837	3,088
*	Bellevue Gold Ltd.	3,587,952	3,044
*	Karoon Energy Ltd.	1,831,769	3,030
*	Silver Lake Resources Ltd.	3,263,054	3,017
	Cromwell Property Group	5,842,775	3,002
*	West African Resources Ltd.	3,766,436	2,985
	Imdex Ltd.	1,676,738	2,977
	Charter Hall Social Infrastructure REIT	1,203,475	2,970
*,1	Lake Resources NL	5,062,366	2,969
*,1	Nanosonics Ltd.	859,214	2,965
	Netwealth Group Ltd.	308,526	2,943
	G8 Education Ltd.	3,301,538	2,937
*	Omni Bridgeway Ltd.	982,610	2,821
*	Helia Group Ltd.	1,414,094	2,804
[1]	Clinuvel Pharmaceuticals Ltd.	154,229	2,765
	Data#3 Ltd.	530,461	2,756
	Pinnacle Investment Management Group Ltd.	367,026	2,734
	United Malt Grp Ltd.	1,051,051	2,718
	Johns Lyng Group Ltd.	643,114	2,680
	Link Administration Holdings Ltd.	1,915,772	2,611
	GQG Partners Inc. GDR	2,339,731	2,511
*,3	AVZ Minerals Ltd.	9,005,310	2,479
	McMillan Shakespeare Ltd.	243,302	2,436
	Rural Funds Group	1,373,352	2,436
*,1	ioneer Ltd.	7,795,333	2,399
*,2	Life360 Inc. GDR	599,296	2,382
	Growthpoint Properties Australia Ltd.	1,028,143	2,375
*	Perenti Ltd.	2,605,399	2,315
*	Megaport Ltd.	554,135	2,305
	Hansen Technologies Ltd.	602,471	2,276
	Jumbo Interactive Ltd.	200,234	2,218
	Ramelius Resources Ltd.	3,112,780	2,208
	Collins Foods Ltd.	385,805	2,201
*	Imugene Ltd.	22,070,360	2,135
	APM Human Services International Ltd.	1,117,416	2,055
*	Calix Ltd.	517,236	2,045
	Myer Holdings Ltd.	2,890,139	2,001
	Kelsian Group Ltd.	478,257	1,984

		Shares	Market Value ($000)
*	SiteMinder Ltd.	732,553	1,955
	oOh!media Ltd.	1,904,831	1,940
*,1	Vulcan Energy Resources Ltd.	378,527	1,928
	Dexus Industria REIT	881,257	1,926
	Centuria Office REIT	1,664,070	1,889
*	Mincor Resources NL	1,745,029	1,887
	Accent Group Ltd.	1,199,579	1,865
	HMC Capital Ltd.	566,285	1,854
	Codan Ltd.	460,070	1,737
	GWA Group Ltd.	1,109,708	1,707
*	Judo Capital Holdings Ltd.	1,761,484	1,666
	Hotel Property Investments	669,927	1,665
*,1	Mesoblast Ltd.	2,447,087	1,651
*	St. Barbara Ltd.	2,941,008	1,588
*	Eclipx Group Ltd.	1,092,191	1,578
*,1	Temple & Webster Group Ltd.	380,858	1,554
*	Leo Lithium Ltd.	3,412,401	1,489
*	Ventia Services Group Pty Ltd.	871,244	1,486
	Nick Scali Ltd.	174,321	1,483
	Sigma Healthcare Ltd.	3,293,671	1,480
*	Audinate Group Ltd.	263,684	1,420
	Austal Ltd.	1,204,387	1,413
	Inghams Group Ltd.	686,545	1,411
*	Australian Agricultural Co. Ltd.	1,143,347	1,398
	Dicker Data Ltd.	185,151	1,398
	GDI Property Group	2,424,512	1,384
	Integral Diagnostics Ltd.	610,445	1,383
*	BrainChip Holdings Ltd.	3,056,876	1,382
*	Resolute Mining Ltd.	6,951,723	1,353
*,1	Macquarie Telecom Group Ltd.	34,038	1,347
	29Metals Ltd.	958,210	1,337
	SmartGroup Corp. Ltd.	330,130	1,323
*	Aussie Broadband Ltd.	602,244	1,285
*	Tyro Payments Ltd.	1,191,582	1,270
	Estia Health Ltd.	874,008	1,250
*,1	Opthea Ltd.	1,838,710	1,235
	Australian Ethical Investment Ltd.	392,035	1,226
*	Westgold Resources Ltd.	1,395,367	1,203
	Select Harvests Ltd.	418,882	1,186
*,1	Novonix Ltd.	905,473	1,185
*	Cooper Energy Ltd.	9,279,252	1,181
*	Jervois Global Ltd.	6,528,481	1,137
*,1	Zip Co. Ltd.	2,382,213	1,124
*	OFX Group Ltd.	792,206	1,105
[1]	MyState Ltd.	390,378	1,101
*	Neometals Ltd.	1,798,006	1,086
	Emeco Holdings Ltd.	2,015,771	1,080
	Infomedia Ltd.	1,344,933	1,053
*,1	Seven West Media Ltd.	3,218,759	1,030
	Australian Clinical Labs Ltd.	465,598	1,022
*,1	Paradigm Biopharmaceuticals Ltd.	1,026,837	1,012
*	Mount Gibson Iron Ltd.	2,350,222	999
*	Solvar Ltd.	670,067	991
	Praemium Ltd.	1,764,065	962
*,1	PointsBet Holdings Ltd.	893,208	900
	Baby Bunting Group Ltd.	470,645	900
	Cedar Woods Properties Ltd.	273,801	890
	Australian Finance Group Ltd.	714,392	856

		Shares	Market Value ($000)
[1]	Service Stream Ltd.	1,898,760	835
*	Alkane Resources Ltd.	1,623,831	772
	Navigator Global Investments Ltd.	784,154	689
*	Fineos Corp. Ltd. GDR	502,426	684
*	Superloop Ltd.	1,327,949	677
*,1	Ardent Leisure Group Ltd.	1,327,454	653
	Southern Cross Media Group Ltd.	790,371	647
*	Appen Ltd.	353,251	646
*	Carnarvon Energy Ltd.	6,033,601	641
*	Incannex Healthcare Ltd.	4,817,957	637
*,1	Kogan.com Ltd.	196,795	630
	Jupiter Mines Ltd.	3,864,808	628
*,1	Starpharma Holdings Ltd. Class A	1,519,254	607
[1]	Mayne Pharma Group Ltd.	278,906	597
	Macmahon Holdings Ltd.	5,338,877	585
*,1	Bubs Australia Ltd.	2,323,704	520
	Pact Group Holdings Ltd.	692,987	516
*	Betmakers Technology Group Ltd.	3,205,070	516
	Humm Group Ltd.	1,180,738	498
*,1	Australian Strategic Materials Ltd.	374,114	478
	SG Fleet Group Ltd.	331,373	476
*	EML Payments Ltd.	977,634	465
[1]	Regis Healthcare Ltd.	375,893	464
	Bravura Solutions Ltd.	753,566	462
*	Aurelia Metals Ltd.	4,067,870	421
*	Andromeda Metals Ltd.	11,145,101	404
*	PWR Holdings Ltd.	41,706	364
*	AMA Group Ltd.	2,342,627	340
*	Nuix Ltd.	495,763	315
*	Arafura Rare Earths Ltd.	747,287	293
*	City Chic Collective Ltd.	529,507	244
*	Dubber Corp. Ltd.	859,956	243
*	Tietto Minerals Ltd.	428,295	228
*	Argosy Minerals Ltd.	486,334	222
*	New Century Resources Ltd.	325,570	216
*,3	Firefinch Ltd.	4,116,778	174
*	Redbubble Ltd.	525,245	167
*	Electro Optic Systems Holdings Ltd.	329,517	145
*,3	Ppk Mining Equipment Group	82,513	—
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	113,770	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	39,874	—
			534,541
Austria (0.8%)
[2]	BAWAG Group AG	321,379	19,908
	Wienerberger AG	421,209	12,666
	CA Immobilien Anlagen AG	174,733	5,450
	Mayr Melnhof Karton AG	31,665	5,306
[1]	Oesterreichische Post AG	129,634	4,617
	Vienna Insurance Group AG Wiener Versicherung Gruppe	142,577	3,880
[1]	Lenzing AG	52,609	3,726
	UNIQA Insurance Group AG	435,275	3,660
	AT&S Austria Technologie & Systemtechnik AG	95,044	3,261
	Schoeller-Bleckmann Oilfield Equipment AG	38,964	2,858
	EVN AG	134,432	2,836
*,1	DO & CO AG	23,182	2,455
	Strabag SE (Bearer)	54,662	2,310
	Palfinger AG	51,862	1,571
*	IMMOFINANZ AG	114,083	1,537

		Shares	Market Value ($000)
*	Flughafen Wien AG	34,581	1,282
	Porr AG	44,772	645
	Agrana Beteiligungs AG	30,733	552
	S IMMO AG (XWBO)	20,394	293
*,3	S IMMO AG Rights Exp. 8/11/23	182,723	—
			78,813
Belgium (1.1%)
	Aedifica SA	150,934	13,245
	Cofinimmo SA	121,886	11,087
*	Lotus Bakeries NV	1,523	9,905
	Melexis NV	74,549	7,941
	Euronav NV	465,083	7,324
	Barco NV	261,774	6,626
	KBC Ancora	129,143	6,341
	Bekaert SA	134,873	5,690
	Shurgard Self Storage SA	92,808	4,478
	Montea NV	51,662	4,146
[1]	VGP NV	37,149	3,712
	Xior Student Housing NV	109,435	3,677
*	Tessenderlo Group SA	99,073	3,504
	Fagron	230,450	3,407
	Gimv NV	69,187	3,256
*	Dredging Environmental & Marine Engineering NV	24,428	3,161
*	Telenet Group Holding NV	172,325	2,970
	Retail Estates NV	42,248	2,917
*	Ontex Group NV	286,166	2,224
	bpost SA	403,728	2,189
*,1	Kinepolis Group NV	48,241	2,042
*	AGFA-Gevaert NV	490,862	1,539
	Econocom Group SA NV	366,663	1,139
*	Orange Belgium SA	58,051	1,048
	Van de Velde NV	25,366	859
	Wereldhave Belgium Comm VA	8,195	464
*,1	Mithra Pharmaceuticals SA	66,821	227
			115,118
Brazil (1.4%)
	Aliansce Sonae Shopping Centers SA	1,784,040	6,330
*	3R PETROLEUM OLEO E GAS SA	627,733	5,544
	Kinea Indice de Precos FII	291,593	5,194
	Santos Brasil Participacoes SA	2,703,273	4,692
	Petroreconcavo SA	739,700	4,602
	Arezzo Industria e Comercio SA	238,033	4,108
*	Tres Tentos Agroindustrial SA	1,854,510	3,697
	Fleury SA	1,120,323	3,416
*	Cogna Educacao	6,816,051	3,196
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,059,035	3,167
	CSHG Logistica FI Imobiliario	98,739	3,156
	Cia de Saneamento do Parana	864,560	2,934
	Minerva SA	1,032,542	2,846
	Kinea Rendimentos Imobiliarios FII	141,111	2,756
*	Via SA	5,580,370	2,638
	Kinea Renda Imobiliaria FII	95,566	2,631
	FII Iridium	137,289	2,481
	Alupar Investimento SA	443,144	2,477
*	Azul SA Preference Shares	1,023,520	2,389
*	Cia Brasileira de Distribuicao	573,800	2,342
	AES Brasil Energia SA	1,109,239	2,207

		Shares	Market Value ($000)
*	YDUQS Part	1,049,625	2,136
*	Omega Energia SA	1,196,185	2,081
	Cia de Saneamento de Minas Gerais-COPASA	696,523	2,009
*,2	Locaweb Servicos de Internet SA	1,513,465	1,911
	XP Log FII	100,707	1,807
	Pet Center Comercio E Participacoes SA	1,190,756	1,698
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	152,000	1,698
	Vivara Participacoes SA	344,800	1,664
*	IRB Brasil Resseguros SA	317,730	1,635
	MRV Engenharia e Participacoes SA	1,169,292	1,617
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	251,600	1,531
	Banco Pan SA Preference Shares	1,322,400	1,511
	Wilson Sons Holdings Brasil SA	721,000	1,463
*	Log-in Logistica Intermodal SA	201,619	1,449
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	245,912	1,444
	Tupy SA	264,431	1,407
	FII Hectare Ce	72,170	1,403
	Marcopolo SA Preference Shares	2,327,832	1,385
	Mahle-Metal Leve SA	194,000	1,304
*	Gol Linhas Aereas Inteligentes SA Preference Shares	832,355	1,256
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	633,300	1,250
	Cia Brasileira de Aluminio	480,165	1,201
	JHSF Participacoes SA	1,177,500	1,195
	Iguatemi SA (BVMF)	308,720	1,191
	Light SA	1,562,431	1,173
*	Anima Holding SA	1,297,131	1,129
	CM Hospitalar SA	299,800	1,122
	Ez Tec Empreendimentos e Participacoes SA	376,600	1,087
	Randon SAImplementos E Participacoes Preference Shares	664,188	1,060
	Boa Vista Servicos SA	696,600	1,057
	Vulcabras Azaleia SA	451,800	1,051
*	Oncoclinicas do Brasil Servicos Medicos SA	668,500	1,047
	Iochpe Maxion SA	452,544	1,022
	Direcional Engenharia SA	321,894	1,013
	Blau Farmaceutica SA	176,800	1,013
*	Zamp SA	861,983	925
	BR Properties SA	713,706	853
	Qualicorp Consultoria e Corretora de Seguros SA	661,100	822
*	Infracommerce CXAAS SA	1,229,804	821
*	CVC Brasil Operadora e Agencia de Viagens SA	905,753	803
	LOG Commercial Properties e Participacoes SA	222,765	799
	Taurus Armas SA Preference Shares	239,200	793
	Ambipar Participacoes e Empreendimentos SA	167,400	790
	Fras-Le SA	385,099	781
	EcoRodovias Infraestrutura e Logistica SA	859,861	769
	Enauta Participacoes SA	258,400	766
	Movida Participacoes SA	492,800	733
	Instituto Hermes Pardini SA	172,400	705
	Camil Alimentos SA	414,100	676
	Grupo SBF SA	301,300	658
*	Hidrovias do Brasil SA	1,476,200	631
*,2	Meliuz SA	2,832,700	619
	Hospital Mater Dei SA	328,400	596
	Armac Locacao Logistica E Servicos SA	204,700	529
	Empreendimentos Pague Menos S/A	581,300	480
	Wiz Solucoes e Corretagem de Seguros SA	340,900	474
*	Lojas Quero Quero SA	577,800	421
	Multilaser Industrial SA	526,200	347

		Shares	Market Value ($000)
	Guararapes Confeccoes SA	317,500	319
	Even Construtora e Incorporadora SA	287,893	271
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	474,822	149
*	Iguatemi SA Pref Preference	36,439	61
	Iguatemi SA	84,790	45
*	Mills Estruturas e Servicos de Engenharia SA	16,505	34
*	Sequoia Logistica E Transportes SA	31,175	23
*	Emp Pague Menos SA Rights	29,375	3
			138,519
Canada (15.7%)
	WSP Global Inc.	465,112	59,314
	First Quantum Minerals Ltd.	2,096,173	48,633
	Cameco Corp. (XTSE)	1,629,666	45,600
[1]	Emera Inc.	1,010,286	40,228
	TFI International Inc.	310,105	34,538
	Open Text Corp.	1,025,576	34,400
	ARC Resources Ltd.	2,241,908	26,049
	West Fraser Timber Co. Ltd.	295,640	25,706
	CCL Industries Inc. Class B	549,515	25,701
*	CAE Inc.	1,112,985	25,136
	Ritchie Bros Auctioneers Inc.	414,473	25,064
	Northland Power Inc.	912,671	24,515
	iA Financial Corp. Inc.	396,568	24,479
	Toromont Industries Ltd.	302,437	24,160
[1]	Canadian Apartment Properties REIT	639,261	23,638
*	Descartes Systems Group Inc.	313,627	22,888
	Kinross Gold Corp.	4,897,059	22,782
	Stantec Inc.	419,484	21,867
	Yamana Gold Inc.	3,620,234	21,848
	Element Fleet Management Corp.	1,487,394	21,016
	Gildan Activewear Inc.	668,708	20,968
	TMX Group Ltd.	211,663	20,862
	FirstService Corp.	140,584	20,091
*,1	Ivanhoe Mines Ltd. Class A	2,113,416	19,855
	RioCan REIT	1,141,506	19,801
	Lundin Mining Corp.	2,567,320	19,430
[1]	AltaGas Ltd.	1,037,348	19,397
[1]	Keyera Corp.	827,737	18,881
*	MEG Energy Corp.	1,122,465	18,551
[1]	Algonquin Power & Utilities Corp.	2,526,334	18,418
	GFL Environmental Inc.	580,581	17,916
	Alamos Gold Inc. Class A	1,517,626	16,744
	Brookfield Infrastructure Corp. Class A	373,990	16,519
	Finning International Inc.	576,966	16,278
	B2Gold Corp.	3,991,678	15,810
	Enerplus Corp.	873,672	15,503
	Brookfield Renewable Corp. Class A (XTSE)	484,351	15,256
*	Bombardier Inc. Class B	315,778	15,253
	Capital Power Corp.	442,417	14,866
[1]	Pan American Silver Corp.	786,247	14,330
[1]	Crescent Point Energy Corp.	1,901,923	14,209
	SNC-Lavalin Group Inc.	655,523	14,066
	Onex Corp.	271,105	14,012
	Granite REIT	227,701	13,935
	PrairieSky Royalty Ltd.	798,334	13,716
	Parkland Corp.	583,275	13,704
	SSR Mining Inc.	782,750	13,225

		Shares	Market Value ($000)
	Colliers International Group Inc.	116,770	12,526
	Boyd Group Services Inc.	80,421	12,299
*	Kinaxis Inc.	101,896	11,843
*	Aritzia Inc.	325,882	11,754
*,1	Air Canada Class A	681,404	11,564
	Summit Industrial Income REIT	664,138	11,420
	BRP Inc.	134,136	11,193
*	ATS Corp.	276,126	11,182
[1]	First Capital REIT	822,154	11,091
	Choice Properties REIT	943,356	10,614
	Allied Properties REIT	467,857	10,436
	Methanex Corp.	215,384	10,195
[1]	SmartCentres REIT	480,801	10,190
	Gibson Energy Inc.	548,594	9,825
	H&R REIT	1,002,750	9,805
	Premium Brands Holdings Corp. Class A	137,912	9,644
*,1	Baytex Energy Corp.	2,076,406	9,613
	Dream Industrial REIT	907,168	9,545
[1]	Whitecap Resources Inc.	1,126,611	9,390
	Vermilion Energy Inc.	604,342	9,266
	Primo Water Corp.	585,857	9,159
*	Bausch Health Cos. Inc.	1,183,982	9,085
	Atco Ltd. Class I	282,010	8,974
	TransAlta Corp.	906,275	8,800
*,1	Lithium Americas Corp.	349,778	8,796
*	Lightspeed Commerce Inc. (XTSE)	473,626	8,568
	CI Financial Corp.	715,117	8,529
*,2	Nuvei Corp.	239,873	8,468
*,1	BlackBerry Ltd.	1,981,145	8,457
	Boralex Inc. Class A	302,157	8,455
	Osisko Gold Royalties Ltd. (XTSE)	622,060	8,327
	Linamar Corp.	161,666	8,256
	Stella-Jones Inc.	225,499	8,206
	Tricon Capital Group Inc.	888,968	7,717
	Definity Financial Corp.	277,410	7,474
[1]	Canadian Western Bank	333,401	7,046
	Parex Resources Inc.	404,897	6,893
	Innergex Renewable Energy Inc.	574,207	6,827
*	Eldorado Gold Corp.	697,617	6,680
	First Majestic Silver Corp.	842,681	6,656
	Chartwell Retirement Residences	892,389	6,579
[1]	Paramount Resources Ltd. Class A	282,448	6,530
*,1	Ballard Power Systems Inc.	966,962	6,330
	Stelco Holdings Inc.	161,507	6,284
[1]	NorthWest Healthcare Properties REIT	816,654	6,181
[1]	Boardwalk REIT	139,725	5,904
	Russel Metals Inc.	237,051	5,774
*	Novagold Resources Inc.	904,778	5,712
*	OceanaGold Corp.	2,613,880	5,658
	Maple Leaf Foods Inc.	280,312	5,328
*	Celestica Inc.	396,070	5,275
	Centerra Gold Inc.	809,208	5,194
*	IAMGOLD Corp.	1,813,736	5,098
[1]	Superior Plus Corp.	612,950	4,957
	Enghouse Systems Ltd.	166,761	4,954
	Hudbay Minerals Inc.	831,474	4,831
	Quebecor Inc. Class B	203,221	4,820
	North West Co. Inc.	176,061	4,795

		Shares	Market Value ($000)
*,1	Canada Goose Holdings Inc.	197,653	4,780
[1]	Home Capital Group Inc. Class B	145,921	4,652
*	Torex Gold Resources Inc.	332,298	4,568
[1]	Laurentian Bank of Canada	165,485	4,449
*	Canfor Corp.	232,414	4,404
*	Equinox Gold Corp.	939,168	4,299
[1]	Primaris REIT	368,841	4,233
	Winpak Ltd.	114,389	3,573
	Mullen Group Ltd.	335,316	3,548
[1]	TransAlta Renewables Inc.	384,942	3,541
*,1	Canopy Growth Corp.	1,136,975	3,444
[1]	Transcontinental Inc. Class A	283,891	3,173
	Cargojet Inc.	33,353	3,093
[1]	Westshore Terminals Investment Corp.	142,536	2,626
[1]	Dye & Durham Ltd.	159,504	2,551
	Cascades Inc.	364,567	2,524
	Artis REIT	337,700	2,411
[1]	NFI Group Inc.	251,448	2,043
	Cogeco Communications Inc.	39,529	2,042
*,1	Cronos Group Inc.	699,504	1,766
[1]	First National Financial Corp.	59,325	1,751
	ECN Capital Corp.	753,280	1,653
[1]	Aecon Group Inc.	179,570	1,513
	Dream Office REIT	113,423	1,396
*	Lundin Gold Inc.	95,700	1,108
	Osisko Gold Royalties Ltd.	65,199	872
*	Lightspeed Commerce Inc.	26,475	479
			1,600,622
Chile (0.2%)
	Parque Arauco SA	2,491,856	3,209
	Aguas Andinas SA Class A	9,854,714	2,363
	Empresa Nacional de Telecomunicaciones SA	493,743	1,894
	SMU SA	10,775,614	1,673
*	Engie Energia Chile SA	2,144,106	1,366
	Vina Concha y Toro SA	919,704	1,175
	SONDA SA	2,304,829	1,143
	Inversiones Aguas Metropolitanas SA	1,842,778	1,087
	Ripley Corp. SA	3,875,438	807
	Inversiones La Construccion SA	121,904	551
			15,268
China (5.5%)
*	JinkoSolar Holding Co. Ltd. ADR	149,220	8,413
*,2	Koolearn Technology Holding Ltd.	1,015,000	8,244
*,1	Canadian Solar Inc.	188,554	7,932
	Chinasoft International Ltd.	8,646,304	7,602
*	Chindra Group Holdings Ltd.	901,349	7,472
	China Overseas Property Holdings Ltd.	5,020,000	6,566
*	Hello Group Inc. ADR	575,087	5,895
*,1,2	Weimob Inc.	7,315,000	5,891
[1]	C&D International Investment Group Ltd.	1,793,000	5,701
	Dongyue Group Ltd.	4,386,000	5,251
*,2	Keymed Biosciences Inc.	582,500	5,005
	China Education Group Holdings Ltd.	3,128,000	4,967
*,2	New Horizon Health Ltd.	1,228,000	4,780
*,2	InnoCare Pharma Ltd.	2,727,000	4,730
	Hollysys Automation Technologies Ltd.	227,775	4,246
[1]	Tianneng Power International Ltd.	2,680,468	3,973

		Shares	Market Value ($000)
	Fufeng Group Ltd.	5,581,864	3,917
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	6,216,240	3,874
*,1,2	Alphamab Oncology	2,303,000	3,850
	SSY Group Ltd.	5,717,324	3,557
*	Lifetech Scientific Corp.	8,440,058	3,366
	Skyworth Group Ltd.	5,194,710	3,328
*	BOE Varitronix Ltd.	1,396,065	3,325
	China Water Affairs Group Ltd.	3,781,600	3,287
	FinVolution Group ADR	588,124	3,229
	Fu Shou Yuan International Group Ltd.	3,789,000	3,197
	China Yongda Automobiles Services Holdings Ltd.	3,689,500	3,191
	Sany Heavy Equipment International Holdings Co. Ltd.	3,130,000	3,162
*	Golden Solar New Energy Technology Holdings Ltd.	2,804,000	2,940
	Xinte Energy Co. Ltd. Class H	1,380,800	2,896
*,1,2	Haichang Ocean Park Holdings Ltd.	12,190,000	2,879
*,1	XD Inc.	842,200	2,870
	China Datang Corp Renewable Power Co. Ltd. Class H	8,586,000	2,833
*	Gushengtang Holdings Ltd.	401,100	2,738
	COFCO Meat Holdings Ltd.	8,421,000	2,734
*	Noah Holdings Ltd. ADR	138,670	2,625
	Digital China Holdings Ltd.	5,084,588	2,593
*	Hainan Meilan International Airport Co. Ltd. Class H	844,000	2,547
*	Vnet Group Inc. ADR	432,039	2,540
[1,2]	Simcere Pharmaceutical Group Ltd.	1,826,000	2,531
	China Risun Group Ltd.	5,231,000	2,525
	Greentown Service Group Co. Ltd.	3,442,000	2,513
*	Gaotu Techedu Inc. ADR	629,192	2,498
[2]	Asiainfo Technologies Ltd.	1,340,400	2,477
*,1	Helens International Holdings Co. Ltd.	1,278,000	2,441
	CIMC Enric Holdings Ltd.	2,142,000	2,404
*,2	Peijia Medical Ltd.	1,504,000	2,404
*	China Nonferrous Mining Corp. Ltd.	4,389,000	2,399
	Xinyi Energy Holdings Ltd.	6,514,000	2,397
	NetDragon Websoft Holdings Ltd.	984,090	2,286
	PAX Global Technology Ltd.	2,416,062	2,284
[1]	Sihuan Pharmaceutical Holdings Group Ltd.	17,243,000	2,208
*,2	Ascentage Pharma Group International	574,200	2,198
[1]	Shoucheng Holdings Ltd.	9,063,246	2,179
	Yuexiu REIT	6,635,013	2,167
	Hangzhou Steam Turbine Co. Ltd. Class B	1,596,811	2,157
	Hisense Home Appliances Group Co. Ltd. Class A	844,864	2,147
*,2	Linklogis Inc. Class B	3,483,000	2,125
*,2	Microport Cardioflow Medtech Corp.	5,134,000	2,119
	China Overseas Grand Oceans Group Ltd.	4,467,500	2,085
*,1	EHang Holdings Ltd. ADR	144,974	2,050
[2]	Genertec Universal Medical Group Co. Ltd.	3,340,809	2,047
*,1	Yeahka Ltd.	614,800	2,044
*	HUYA Inc. ADR	371,386	2,043
*,2	Venus MedTech Hangzhou Inc. Class H	1,042,000	2,033
	China Oriental Group Co. Ltd.	9,624,000	1,980
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	3,572,000	1,962
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,807,500	1,937
[1]	Tong Ren Tang Technologies Co. Ltd. Class H	2,528,516	1,903
[1]	Tiangong International Co. Ltd.	4,388,000	1,875
	Poly Property Group Co. Ltd.	7,768,000	1,844
*,1	Canaan Inc. ADR	584,900	1,837
*	LexinFintech Holdings Ltd. ADR	546,556	1,815
*,1,2	Meitu Inc.	7,261,000	1,802

		Shares	Market Value ($000)
*	Sohu.com Ltd. ADR	111,259	1,793
	Concord New Energy Group Ltd.	18,230,000	1,770
	Zhongyu Gas Holdings Ltd.	2,450,000	1,765
	China BlueChemical Ltd. Class H	6,318,000	1,737
	Gemdale Properties & Investment Corp. Ltd.	19,896,000	1,725
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,191,200	1,698
	Henan Shenhuo Coal & Power Co. Ltd. Class A	638,443	1,665
	China Resources Medical Holdings Co. Ltd.	2,060,291	1,613
	Lonking Holdings Ltd.	7,737,313	1,581
[2]	China New Higher Education Group Ltd.	3,025,000	1,547
[2]	AK Medical Holdings Ltd.	1,354,000	1,540
	CGN New Energy Holdings Co. Ltd.	4,032,720	1,537
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,048,704	1,519
*	SOHO China Ltd.	7,818,542	1,515
	Yuexiu Transport Infrastructure Ltd.	2,456,000	1,453
*,2	Yidu Tech Inc.	1,669,000	1,412
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,534,400	1,410
*	I-Mab ADR	232,827	1,402
	Bank of Chongqing Co. Ltd. Class H	2,472,343	1,365
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	120,000	1,356
	Sinopec Kantons Holdings Ltd.	3,809,962	1,353
*	Harbin Electric Co. Ltd. Class H	2,633,813	1,352
	China Modern Dairy Holdings Ltd.	9,282,000	1,317
*	CMGE Technology Group Ltd.	5,179,200	1,313
[2]	Midea Real Estate Holding Ltd.	857,200	1,302
*,1,2	Kintor Pharmaceutical Ltd.	977,000	1,302
	CIFI Ever Sunshine Services Group Ltd.	2,370,000	1,302
[1,2]	Hope Education Group Co. Ltd.	12,692,000	1,299
	Comba Telecom Systems Holdings Ltd.	6,647,959	1,275
	Sichuan Expressway Co. Ltd. Class A	2,152,711	1,238
[1,2]	China Renaissance Holdings Ltd.	914,500	1,217
	Biem.L.Fdlkk Garment Co. Ltd. Class A	298,180	1,206
[1]	Kangji Medical Holdings Ltd.	1,008,500	1,196
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	136,500	1,178
	Shenzhen SED Industry Co. Ltd. Class A	293,400	1,175
*,1	China South City Holdings Ltd.	16,108,000	1,172
*	DouYu International Holdings Ltd. ADR	642,865	1,170
*	AIMA Technology Group Co. Ltd.	135,890	1,167
*,1,2	Maoyan Entertainment	927,000	1,165
	Shanghai Haohai Biological Technology Co. Ltd. Class A	74,086	1,138
*	Risen Energy Co. Ltd. Class A	219,800	1,110
	Guangdong Fenghua Advanced Technology Holding Co. Ltd.	421,293	1,080
	Consun Pharmaceutical Group Ltd.	2,040,000	1,076
*,2	Ocumension Therapeutics	762,000	1,075
	Shenzhen Sunlord Electronics Co. Ltd. Class A	250,288	1,066
[1]	Health & Happiness H&H International Holdings Ltd.	568,000	1,060
	Sunresin New Materials Co. Ltd. Class A	81,000	1,050
	China Kepei Education Group Ltd.	2,184,000	1,027
*	Q Technology Group Co. Ltd.	1,508,000	1,022
	C&D Property Management Group Co. Ltd.	1,782,000	1,021
	KBC Corp. Ltd. Class A	27,604	1,018
	Eastern Communications Co. Ltd. Class A	692,600	1,014
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	151,200	1,009
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	229,900	1,008
*	Niu Technologies ADR	185,847	1,002
	TCL Electronics Holdings Ltd.	2,193,122	1,000
*	Dajin Heavy Industry Co. Ltd.	142,300	998
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	128,100	988

		Shares	Market Value ($000)
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,477,800	986
	Sinocare Inc. Class A	182,300	985
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,039,800	973
	Wasu Media Holding Co. Ltd. Class A	839,037	960
	Red Avenue New Materials Group Co. Ltd. Class A	191,900	954
*,2	Mobvista Inc.	1,649,000	950
*	Wuxi Autowell Technology Co. Ltd.	29,556	943
*,3	China Zhongwang Holdings Ltd.	4,366,000	935
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	216,600	932
*,2	CStone Pharmaceuticals	1,459,000	927
	JNBY Design Ltd.	707,500	918
*	Ningbo Xusheng Group Co. Ltd. Class A	152,393	918
	China Shineway Pharmaceutical Group Ltd.	972,343	908
	SPIC Dongfang New Energy Corp. Class A	1,321,250	905
	Western Region Gold Co. Ltd. Class A	470,767	903
[1]	China SCE Group Holdings Ltd.	6,608,000	902
	IKD Co. Ltd. Class A	255,200	901
	Sinofibers Technology Co. Ltd. Class A	105,800	901
	Qianhe Condiment and Food Co. Ltd. Class A	269,342	896
	Guangdong Hongda Blasting Co. Ltd. Class A	191,174	887
	Gree Real Estate Co. Ltd. Class A	605,435	885
	Beijing GeoEnviron Engineering & Technology Inc. Class A	561,026	884
[1]	Tian Lun Gas Holdings Ltd.	1,417,900	881
[2]	Medlive Technology Co. Ltd.	636,000	879
*,1,2	Ascletis Pharma Inc.	1,632,000	873
*,3	China Dili Group	10,268,897	864
[1]	West China Cement Ltd.	6,997,200	858
	China Lilang Ltd.	1,658,000	851
	Kehua Data Co. Ltd. Class A	113,000	848
*	Qingdao Sentury Tire Co. Ltd.	193,100	847
	Hangcha Group Co. Ltd. Class A	290,647	836
	Huangshan Tourism Development Co. Ltd. Class B	1,007,215	835
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	830
	China Foods Ltd.	2,228,000	830
	Sinofert Holdings Ltd.	5,978,000	825
*	Tibet Mineral Development Co.	125,100	821
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	511,100	818
*	Heibei Sinopack Electronic Technology Co. Ltd.	53,193	817
	Wuhan DR Laser Technology Corp. Ltd. Class A	38,640	814
	Hangjin Technology Co. Ltd. Class A	165,303	811
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	811
*	Inner Mongolia Mining Co. Ltd.	411,388	811
	Sichuan Shuangma Cement Co. Ltd. Class A	208,000	809
	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	802
*	Youdao Inc. ADR	112,880	801
	Sonoscape Medical Corp. Class A	106,400	800
*,1	Zhuguang Holdings Group Co. Ltd.	7,900,000	797
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	718,659	795
*	China Railway Materials Co. Class A	1,798,563	795
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	19,390	793
*	Shanghai Zhonggu Logistics Co. Ltd.	338,800	793
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	224,400	792
	Nantong Jianghai Capacitor Co. Ltd. Class A	210,600	781
*	Sichuan Development Lomon Co. Ltd. Class A	454,800	775
*	Shandong Weifang Rainbow Chemical Co. Ltd.	63,600	772
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	771
*	Zhejiang Narada Power Source Co. Ltd. Class A	218,300	769
	Grandblue Environment Co. Ltd. Class A	285,372	769

		Shares	Market Value ($000)
	CETC Digital Technology Co. Ltd. Class A	224,850	766
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	136,500	764
	State Grid Information & Communication Co. Ltd. Class A	303,100	762
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	104,330	762
*	Qingdao Gaoce Technology Co. Ltd.	61,998	759
	Hubei Dinglong Co. Ltd. Class A	223,012	757
*,2,3	China Yuhua Education Corp. Ltd.	5,340,000	756
	Shanghai Pret Composites Co. Ltd. Class A	273,164	745
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	150,570	744
*	China National Gold Group Gold Jewellery Co. Ltd.	374,800	736
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	682,640	734
	Hisense Home Appliances Group Co. Ltd. Class H	515,173	731
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	25,216	728
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	40,038	713
	Shenzhen Megmeet Electrical Co. Ltd. Class A	169,550	712
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	708
	Xi'an Triangle Defense Co. Ltd. Class A	121,420	703
	Shanghai Medicilon Inc. Class A	22,636	703
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	702
	Anhui Guangxin Agrochemical Co. Ltd. Class A	149,240	701
[1]	KWG Living Group Holdings Ltd.	2,959,350	695
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	199,100	694
	Chengtun Mining Group Co. Ltd. Class A	737,738	691
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	689
*	Henan Mingtai Al Industrial Co. Ltd.	233,496	689
	Quectel Wireless Solutions Co. Ltd. Class A	41,424	686
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	281,171	685
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	90,357	682
*	China Kings Resources Group Co. Ltd. Class A	109,694	680
	China Dongxiang Group Co. Ltd.	13,285,000	672
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	148,033	672
*,1,2	Viva Biotech Holdings	2,814,000	670
	Dazhong Transportation Group Co. Ltd. Class B	2,606,435	668
	Fangda Special Steel Technology Co. Ltd. Class A	731,788	668
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	991,400	662
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	661
	Bafang Electric Suzhou Co. Ltd. Class A	37,300	660
	COFCO Biotechnology Co. Ltd. Class A	510,900	658
	CNHTC Jinan Truck Co. Ltd. Class A	270,660	654
	Xinxiang Richful Lube Addi Class A	34,000	654
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	493,700	653
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	652
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	647
	Sino-Platinum Metals Co. Ltd. Class A	261,859	642
*	Lizhong Sitong Light Alloys Group Co. Ltd.	154,295	642
*	Jilin Electric Power Co. Ltd. Class A	711,864	639
	YGSOFT Inc. Class A	521,369	637
	China Automotive Engineering Research Institute Co. Ltd. Class A	219,800	636
*	Sineng Electric Co. Ltd.	59,300	632
	Vats Liquor Chain Store Management JSC Ltd.	128,600	631
	Ningbo Huaxiang Electronic Co. Ltd. Class A	277,300	630
*,1	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	630
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	235,680	630
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	628
	CPMC Holdings Ltd.	1,094,000	627
	Foran Energy Group Co. Ltd. Class A	309,910	626
*	Nanjing Gaoke Co. Ltd. Class A	615,000	626

		Shares	Market Value ($000)
	Nanjing Yunhai Special Metals Co. Ltd. Class A	189,500	625
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,484,400	623
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	622
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	621
*	Hi Sun Technology China Ltd.	5,517,101	620
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	620
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	162,200	618
	GCL Energy Technology Co. Ltd.	373,800	617
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	192,114	616
*	Wencan Group Co. Ltd.	64,897	614
*	Xiamen Bank Co. Ltd.	716,494	613
	Xiamen Kingdomway Group Co. Class A	202,433	612
*	Roshow Technology Co. Ltd. Class A	462,100	611
*	Chengdu RML Technology Co. Ltd.	49,495	611
*	China High Speed Transmission Equipment Group Co. Ltd.	1,296,300	610
*	Tongdao Liepin Group	441,200	605
	Xianhe Co. Ltd. Class A	127,300	604
	Wuxi NCE Power Co. Ltd. Class A	45,920	604
	Yankershop Food Co. Ltd. Class A	34,500	603
	Jiangsu Azure Corp. Class A	266,900	603
*	Giant Network Group Co. Ltd.	419,300	602
*	Kingnet Network Co. Ltd. Class A	513,400	601
*	Fulin Precision Co. Ltd. Class A	256,500	600
*	Shanghai Huafon Aluminium Corp.	251,500	598
	Sanquan Food Co. Ltd. Class A	233,200	596
	Xingda International Holdings Ltd.	2,854,000	593
*	Shanghai Daimay Automotive Interior Co. Ltd.	217,894	593
*	Hainan Haide Capital Management Co. Ltd.	230,392	593
*	Shandong Jinjing Science & Technology Co. Ltd.	324,400	592
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	248,300	589
*	Focused Photonics Hangzhou Inc. Class A	116,800	588
	Konfoong Materials International Co. Ltd. Class A	54,900	584
*,1,2	Redco Properties Group Ltd.	2,958,000	581
	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	581
	Jingjin Equipment Inc. Class A	129,689	581
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	18,505	576
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	123,715	575
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	570
*	Guocheng Mining Co. Ltd. Class A	217,475	568
	Wuxi Taiji Industry Co. Ltd. Class A	707,468	566
*	Wellhope Foods Co. Ltd. Class A	304,700	566
	China Tungsten And Hightech Materials Co. Ltd. Class A	232,400	566
	Suplet Power Co. Ltd. Class A	95,760	566
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	565,000	565
	Shenzhen Topband Co. Ltd. Class A	312,800	565
	Hangzhou Dptech Technologies Co. Ltd. Class A	262,900	563
*,3	Fire Rock Holdings Ltd.	7,890,000	563
	Wuhu Token Science Co. Ltd. Class A	576,810	562
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	561
	Digital China Group Co. Ltd. Class A	153,500	559
	COFCO Capital Holdings Co. Ltd. Class A	497,300	555
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	555
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	554
*,1	Times China Holdings Ltd.	2,835,693	553
*	Zhejiang Yasha Decoration Co. Ltd. Class A	789,700	553
*	Shandong Hi-Speed New Energy Group Ltd.	73,400,000	553
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	1,202,200	552
	Jade Bird Fire Co. Ltd. Class A	112,000	547

		Shares	Market Value ($000)
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	273,199	544
	Infore Environment Technology Group Co. Ltd. Class A	750,165	543
	Bank of Chongqing Co. Ltd. Class A	519,375	542
	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	540
*	Nuode Investment Co. Ltd.	420,892	539
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	538
*	Chengdu ALD Aviation Manufacturing Corp.	110,554	538
*	Jiangsu ToLand Alloy Co. Ltd.	75,300	538
	First Tractor Co. Ltd. Class A	287,300	536
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	728,080	536
	Wuhan Jingce Electronic Group Co. Ltd. Class A	63,992	535
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	532
[2]	China Everbright Greentech Ltd.	2,160,000	530
	B-Soft Co. Ltd. Class A	388,230	527
*,1	Ausnutria Dairy Corp. Ltd.	972,000	525
	Shenzhen FRD Science & Technology Co. Ltd.	205,043	520
*	Jiangsu Guomao Reducer Co. Ltd.	155,279	517
*,1	Yuzhou Group Holdings Co. Ltd.	8,700,391	516
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	516
	Shenzhen Desay Battery Technology Co. Class A	72,635	513
*	Chongqing Iron & Steel Co. Ltd. Class A	2,084,667	513
*,2	Archosaur Games Inc.	948,000	513
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	443,959	513
*	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	511
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	223,010	510
	Shenzhen Leaguer Co. Ltd. Class A	394,400	508
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	421,800	507
*	ZWSOFT Co. Ltd. Guangzhou	15,736	506
	Shanghai Belling Co. Ltd. Class A	176,800	502
	Shanghai Liangxin Electrical Co. Ltd. Class A	233,240	501
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	500
*,1	Zhenro Properties Group Ltd.	9,804,000	500
	Arcsoft Corp. Ltd. Class A	125,620	500
	First Tractor Co. Ltd. Class H	912,954	498
	Electric Connector Technology Co. Ltd. Class A	86,000	498
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	498
	Sino Wealth Electronic Ltd. Class A	78,729	494
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	493
*	Zhejiang Tiantie Industry Co. Ltd.	263,094	493
	Lushang Health Industry Development Co. Ltd. Class A	294,800	490
	Grinm Advanced Materials Co. Ltd. Class A	237,500	487
	Jiangsu Lopal Tech Co. Ltd.	128,792	485
*	Jiangxi Jovo Energy Co. Ltd.	143,000	483
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	20,161	481
	INESA Intelligent Tech Inc. Class B	926,806	480
*	Bohai Leasing Co. Ltd. Class A	1,376,000	480
	Xilinmen Furniture Co. Ltd. Class A	99,600	477
*	Guizhou Chanhen Chemical Corp.	106,600	477
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	475
	China Tianying Inc. Class A	577,300	473
	Lier Chemical Co. Ltd. Class A	168,680	473
	Shandong Bohui Paper Industrial Co. Ltd. Class A	387,458	472
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	471
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	167,500	466
	Beijing BDStar Navigation Co. Ltd. Class A	104,659	465
	Jiangsu Boqian New Materia Class A	60,400	465
*	Jinlei Technology Co. Ltd. Class A	67,800	463
	Ligao Foods Co. Ltd. Class A	34,900	463

		Shares	Market Value ($000)
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	297,800	462
	Riyue Heavy Industry Co. Ltd. Class A	129,000	460
	CTS International Logistics Corp. Ltd. Class A	291,080	459
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	21,700	458
*	China Express Airlines Co. Ltd. Class A	247,800	458
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	457
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	401,300	457
	Fibocom Wireless Inc. Class A	146,913	456
	Zhejiang Windey Co. Ltd. Class A	182,832	456
	GCI Science & Technology Co. Ltd. Class A	157,500	453
	China Wafer Level Csp Co. Class A	150,720	452
	Shanghai Haixin Group Co. Class B	1,321,500	450
	Hainan Strait Shipping Co. Ltd. Class A	532,050	449
	Winall Hi-Tech Seed Co. Ltd. Class A	173,250	448
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	447
*	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	446
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	446
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	446
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	54,720	445
	Sichuan Anning Iron and Titanium Co. Ltd.	81,033	442
	Lancy Co. Ltd. Class A	104,400	441
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	438
	QuakeSafe Technologies Co. Ltd. Class A	57,117	438
	Guangzhou Restaurant Group Co. Ltd. Class A	117,260	437
	Shenzhen Yinghe Technology Co. Ltd. Class A	145,096	435
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	434
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	322,304	431
	MLS Co. Ltd. Class A	333,000	429
	Hainan Poly Pharm Co. Ltd. Class A	108,902	429
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	427
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	425
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	109,500	424
	Chengdu Wintrue Holding Co. Ltd. Class A	234,900	423
*	Jiangsu Huahong Technology Stock Co. Ltd.	141,893	420
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	419
	Xinyu Iron & Steel Co. Ltd. Class A	664,063	417
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	417
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	417
	Jiangsu Provincial Agricultural Reclamation and Development Corp. (XSSC)	223,100	415
	Fujian Star-net Communication Co. Ltd. Class A	134,100	414
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	414
	Central China Management Co. Ltd.	3,891,000	412
	Beijing Dahao Technology Corp. Ltd. Class A	149,100	411
*	PNC Process Systems Co. Ltd.	71,700	410
*	Zhejiang Weixing Industrial Development Co. Ltd.	246,691	410
	China Harmony New Energy Auto Holding Ltd.	2,777,500	409
	Yotrio Group Co. Ltd. Class A	750,400	408
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	408
	Road King Infrastructure Ltd.	813,346	404
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	718,105	403
*	Qingdao East Steel Tower Stock Co. Ltd.	293,600	403
*	Tangrenshen Group Co. Ltd. Class A	346,800	402
*	Chengzhi Co. Ltd. Class A	293,300	401
*	Hebei Chengde Lolo Co. Class A	301,760	400
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	403,700	397

		Shares	Market Value ($000)
	Hexing Electrical Co. Ltd. Class A	141,962	394
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	391
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	390
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	390
	Foryou Corp.	67,400	390
	Luyang Energy-Saving Materials Co. Ltd.	109,666	390
*	Guangdong Tapai Group Co. Ltd. Class A	342,928	388
	KPC Pharmaceuticals Inc. Class A	155,100	388
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	291,300	388
*	Beijing Compass Technology Development Co. Ltd. Class A	44,400	387
*	Lihuayi Weiyuan Chemical Co. Ltd.	115,400	385
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	384
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	34,598	384
*	Advanced Technology & Materials Co. Ltd. Class A	293,200	383
	Xiamen Xiangyu Co. Ltd. Class A	234,533	383
	Qingling Motors Co. Ltd. Class H	2,606,929	379
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	377
	SGIS Songshan Co. Ltd. Class A	868,300	376
	Accelink Technologies Co. Ltd. Class A	145,300	375
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	776,000	375
*	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	374
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	60,200	373
	Beijing Tongtech Co. Ltd. Class A	107,460	370
*	Jinghua Pharmaceutical Group Co. Ltd.	206,290	370
*	Zhejiang Ausun Pharmaceutical Co. Ltd.	91,500	370
*,1	Oneconnect Financial Techno Adr	47,720	370
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	369
	Jiuzhitang Co. Ltd. Class A	267,600	366
*	Tech-Bank Food Co. Ltd. Class A	401,497	366
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	366
	Zhejiang Communications Technology Co. Ltd.	423,800	365
*	Hongda Xingye Co. Ltd. Class A	807,800	364
	Marssenger Kitchenware Co. Ltd.	76,000	364
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	362
	FAWER Automotive Parts Co. Ltd. Class A	500,400	362
	Eoptolink Technology Inc. Ltd Class A	96,821	362
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	362
	Truking Technology Ltd. Class A	148,900	362
	DeHua TB New Decoration Materials Co. Ltd. Class A	170,900	361
	Chengdu Hongqi Chain Co. Ltd. Class A	443,200	360
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	360
	Beibuwan Port Co. Ltd. Class A	320,019	358
	Sai Micro Electronics Inc. Class A	147,500	358
*	Top Resource Conservation & Environment Corp.	192,500	358
*	Sino Biological Inc.	22,593	358
	Yusys Technologies Co. Ltd. Class A	151,780	355
	Hunan Aihua Group Co. Ltd. Class A	86,843	355
	Suzhou TFC Optical Communication Co. Ltd. Class A	83,780	353
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	353
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	352
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	321,100	351
	Moon Environment Technology Co. Ltd. Class A	192,700	351
	Amoy Diagnostics Co. Ltd. Class A	81,720	349
	Chengdu Kanghua Biological Products Co. Ltd. Class A	26,100	349
	China CAMC Engineering Co. Ltd. Class A	279,800	347
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	120,757	345
	Beijing Strong Biotechnologies Inc. Class A	138,200	344
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	344

		Shares	Market Value ($000)
*	Innuovo Technology Co. Ltd. Class A	308,700	342
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	342
	Edan Instruments Inc. Class A	189,000	342
*	Venustech Group Inc. Class A	76,800	340
	Jinneng Science&Technology Co. Ltd. Class A	234,000	340
	Victory Giant Technology Huizhou Co. Ltd. Class A	160,357	339
	Tongyu Heavy Industry Co. Ltd. Class A	880,100	336
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	333
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	252,641	332
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	248,700	332
*	Shengda Resources Co. Ltd. Class A	162,000	331
	Renhe Pharmacy Co. Ltd. Class A	346,200	330
*	Talkweb Information System Co. Ltd. Class A	313,800	327
	Differ Group Holding Co. Ltd.	11,384,000	327
*	Luoyang Glass Co. Ltd. Class A	102,500	327
	Jenkem Technology Co. Ltd. Class A	12,615	326
*	Shenzhen World Union Group Inc. Class A	679,900	325
	Henan Yuguang Gold & Lead Co. Ltd. Class A	378,800	325
	Zhejiang Wanma Co. Ltd. Class A	235,900	323
*	Shanghai Runda Medical Technology Co. Ltd. Class A	193,100	323
	Chacha Food Co. Ltd. Class A	47,486	321
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	321
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	319
	BrightGene Bio-Medical Technology Co. Ltd. Class A	92,017	318
	Beijing SuperMap Software Co. Ltd. Class A	106,000	317
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	317
	Archermind Technology Nanjing Co. Ltd. Class A	38,100	317
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	315
	Jiangxi Wannianqing Cement Co. Ltd. Class A	235,800	314
	Guangdong Guanghua Sci Tech Class A	100,900	314
	Shandong Dawn Polymer Co. Ltd. Class A	119,800	313
	Changchun Faway Automobile Components Co. Ltd. Class A	231,260	313
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	313
*	Ningxia Zhongyin Cashmere Class A	1,104,900	312
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	241,400	311
	Three's Co. Media Group Co. Ltd. Class A	19,542	309
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	492,228	307
	Jiangsu Shagang Co. Ltd. Class A	480,000	306
	Wuhan Department Store Group Co. Ltd. Class A	188,173	306
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	305
*	HyUnion Holding Co. Ltd. Class A	247,800	304
	Shandong Head Co. Ltd. Class A	80,800	304
	Sumavision Technologies Co. Ltd. Class A	393,700	303
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	303
	Dongjiang Environmental Co. Ltd. Class A	346,499	302
	CQ Pharmaceutical Holding Co. Ltd. Class A	380,600	299
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	299
*	Hand Enterprise Solutions Co. Ltd. Class A	206,900	298
	Zhejiang Meida Industrial Co. Ltd. Class A	170,100	297
*	Beijing eGOVA Co. Ltd.	102,700	297
	Beijing Water Business Doctor Co. Ltd. Class A	221,500	296
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	295
	Bear Electric Appliance Co. Ltd. Class A	28,800	295
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	293
	Qinghai Huzhu Tianyoude Class A	120,900	293
*	Shandong Xiantan Co. Ltd.	208,300	292
*	Jinyuan EP Co. Ltd.	148,800	292
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	131,300	290

		Shares	Market Value ($000)
	Jinhui Liquor Co. Ltd. Class A	77,400	290
*	Jiangsu Amer New Material Co. Ltd.	143,900	290
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	279,043	289
	PhiChem Corp. Class A	105,500	287
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	287
*,3	China Aoyuan Group Ltd.	5,071,786	286
*	YaGuang Technology Group Co. Ltd. Class A	274,900	286
*	Shenzhen Click Technology Co Ltd	97,400	285
*	Orient Group Inc. Class A	774,900	284
*	Genimous Technology Co. Ltd. Class A	339,100	283
	Wuxi Boton Technology Co. Ltd. Class A	133,700	283
	Beijing North Star Co. Ltd. Class H	2,368,000	281
*	GCL New Energy Holdings Ltd.	1,881,277	281
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	279
*	Luoniushan Co. Ltd. Class A	268,600	277
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	276
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	276
	PCI Technology Group Co. Ltd. Class A	324,200	276
	Guangdong Advertising Group Co. Ltd. Class A	383,500	276
*	YanTai Shuangta Food Co. Ltd. Class A	301,100	269
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	268
*	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	267
*	Ningbo Zhenyu Technology Co. Ltd.	19,994	266
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	265
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	263
	Monalisa Group Co. Ltd. Class A	87,171	261
	Sinosteel Engineering & Technology Co. Ltd. Class A	268,300	257
	Shantui Construction Machinery Co. Ltd. Class A	382,600	257
	Guangdong Hybribio Biotech Co. Ltd. Class A	96,858	256
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	57,300	253
*	HC SemiTek Corp.	243,500	253
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	252
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	252
	ZheJiang Dali Technology Co. Ltd. Class A	114,720	251
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	251
	Shanghai AtHub Co. Ltd. Class A	60,200	250
	Anhui Genuine New Materials Co. Ltd. Class A	155,717	250
	Rongsheng Petrochemical Co. Ltd. Class A	234,055	248
*	Beyondsoft Corp.	140,900	247
	Hangzhou Boiler Group Co. Ltd. Class A	97,700	246
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	245
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	244
*	Client Service International Inc. Class A	117,300	244
	Yonggao Co. Ltd. Class A	348,100	244
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	11,886	244
*	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	242
	Gansu Qilianshan Cement Group Co. Ltd. Class A	158,700	242
*	Shanghai Kaibao Pharmaceutical Co. Ltd.	219,100	241
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	240
*	INKON Life Technology Co. Ltd. Class A	141,100	240
	Sino GeoPhysical Co. Ltd. Class A	83,000	239
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	239
	Black Peony Group Co. Ltd. Class A	228,740	239
	Xinhuanet Co. Ltd. Class A	84,900	237
	Edifier Technology Co. Ltd. Class A	160,900	235
	DBG Technology Co. Ltd. Class A	160,060	233
	Beijing Ctrowell Technology Corp. Ltd. Class A	181,800	233
*	Beijing VRV Software Corp. Ltd. Class A	348,300	232

		Shares	Market Value ($000)
*	Visionox Technology Inc. Class A	252,200	232
	Yijiahe Technology Co. Ltd. Class A	39,200	232
	Changying Xinzhi Technology Co. Ltd. Class A	103,400	230
	Guangdong Aofei Data Technology Co. Ltd. Class A	150,660	226
	Hangzhou Onechance Tech Corp. Class A	54,300	226
*,3	Kaisa Group Holdings Ltd.	10,325,268	224
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	224
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	224
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	221
	City Development Environment Co. Ltd. Class A	139,720	215
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	214
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	142,060	213
	Greenland Hong Kong Holdings Ltd.	2,228,000	213
	Jin Tong Ling Technology Class A	383,000	212
	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	208
	Konka Group Co. Ltd. Class A	295,400	207
*	Tongding Interconnection Information Co. Ltd.	287,300	206
	Goldenmax International Technology Ltd. Class A	166,100	206
*	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	205
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	200
*	Fujian Snowman Co. Ltd.	149,300	199
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	197
	China Harzone Industry Corp. Ltd. Class A	174,200	196
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	191
*,1	Ronshine China Holdings Ltd.	1,370,500	191
*	Jiangsu Provincial Agricultural Reclamation and Development Corp.	102,100	190
*	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	185
*	Zhejiang Jingu Co. Ltd. Class A	185,200	184
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	184
	5I5J Holding Group Co. Ltd. Class A	434,300	176
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	568,600	175
	JSTI Group Class A	201,500	175
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	146,200	173
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	169
	Unilumin Group Co. Ltd. Class A	182,800	164
*	Shenzhen Sunmoon Microelectronics Co. Ltd.	20,499	161
	Chongqing Zaisheng Technology Corp. Ltd. Class A	182,980	159
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	158
	Huafu Fashion Co. Ltd. Class A	316,500	147
	Shanxi Coking Co. Ltd. Class A	165,100	141
*	Wuhan Keqian Biology Co. Ltd.	37,682	136
	Rainbow Digital Commercial Co. Ltd. Class A	141,500	131
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	21,600	117
*	Shenzhen Click Technology Co. Ltd.	75,271	107
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	106
	Beken Corp. Class A	22,300	103
*	Guangdong Highsun Group Co. Ltd.	291,300	101
*,3	Boshiwa International Ltd.	469,000	100
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	83
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	158,000	67
*,1,3	China Fishery Group Ltd.	1,088,512	63
*,3	Colour Life Services Group Co. Ltd.	748,370	59
	China Fangda Group Co. Ltd. Class B	170,605	47
	Beijing North Star Co. Ltd. Class A	101,400	31
	Beken Corp.	5,400	25
	Lee's Pharmaceutical Holdings Ltd.	89,001	22
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	13,720	12

		Shares	Market Value ($000)
	Eastern Communications Co. Ltd. Class B	50	—
*,1,3	Midas Holdings Ltd.	2,619,447	—
*,3	China High Precision Automation Group Ltd.	401,000	—
*,3	Fantasia Holdings Group Co. Ltd.	1,143,000	—
*,3	Real Gold Mining Ltd.	239,476	—
*,3	China Animal Healthcare Ltd.	1,003,918	—
			558,219
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	372,349	2,034
Denmark (1.5%)
	Ringkjoebing Landbobank A/S	105,399	15,338
*	ISS A/S	694,473	15,184
*	Jyske Bank A/S (Registered)	192,158	13,859
*	NKT A/S	160,871	10,039
	Sydbank A/S	217,006	9,895
	FLSmidth & Co. A/S	213,202	9,160
*	Ambu A/S Class B	638,987	8,826
	Topdanmark A/S	160,187	8,647
*	Bavarian Nordic A/S	263,447	8,436
*	ALK-Abello A/S	491,255	7,338
*	Zealand Pharma A/S	193,289	6,037
	Alm Brand A/S	3,193,407	5,926
*	Chemometec A/S	59,881	5,246
	Spar Nord Bank A/S	315,927	5,032
	D/S Norden A/S	91,694	4,943
*,2	Netcompany Group A/S	122,381	4,870
	Dfds A/S	113,372	4,274
[2]	Scandinavian Tobacco Group A/S Class A	209,814	3,647
	Schouw & Co. A/S	46,374	3,593
	Torm plc Class A	107,981	2,735
*	NTG Nordic Transport Group A/S Class A	56,234	2,300
*	Nilfisk Holding A/S	88,540	1,762
			157,087
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	3,920,167	2,469
*	Fawry for Banking & Payment Technology Services SAE	9,945,323	2,071
	Talaat Moustafa Group	3,748,596	1,263
*	ElSewedy Electric Co.	2,442,445	1,036
*	Medinet Nasr Housing	3,634,045	424
			7,263
Finland (0.8%)
	Cargotec OYJ Class B	185,378	9,438
	Konecranes OYJ Class A	271,817	8,845
	TietoEVRY OYJ (XHEL)	271,995	8,283
	Outokumpu OYJ	1,256,524	7,196
*	Nokian Renkaat OYJ	500,367	5,994
	Metsa Board OYJ	641,952	5,730
	Kemira OYJ	327,068	5,307
*,1	QT Group OYJ	71,245	4,178
	Uponor OYJ	208,443	3,712
	Revenio Group OYJ	83,771	3,425
	Sanoma OYJ	285,329	3,035
	Tokmanni Group Corp.	175,059	2,257
[2]	Terveystalo OYJ	278,765	2,173
	Citycon OYJ	284,739	2,146
	YIT OYJ	622,106	1,821

		Shares	Market Value ($000)
	TietoEVRY OYJ	56,975	1,736
*	F-Secure OYJ	367,734	1,174
*,1	Finnair OYJ	1,948,469	1,098
	Raisio OYJ Class V	395,070	1,047
	Oriola OYJ Class B	473,337	888
*,3	Ahlstrom-Munksjo OYJ Rights	29,401	570
			80,053
France (2.8%)
	Alten SA	107,257	16,481
	Elis SA (XPAR)	851,268	14,951
	Gaztransport Et Technigaz SA	117,830	13,027
	SPIE SA	475,331	12,977
	Technip Energies NV	659,084	12,778
	Nexans SA	110,408	11,708
	SES SA Class A GDR	1,427,360	11,076
	Rubis SCA	349,953	9,794
[2]	Verallia SA	261,776	9,665
	IPSOS	147,088	9,532
	Sopra Steria Group SACA	53,879	8,961
*	Vallourec SA	565,157	8,250
*,1	Air France-KLM	4,371,336	7,390
	Societe BIC SA	92,610	6,724
	Imerys SA	149,221	6,189
	Coface SA	401,721	5,617
[1]	Eutelsat Communications SA	682,879	5,222
	Virbac SA	16,132	4,896
	Nexity SA	160,002	4,833
*,1	Atos SE	351,920	4,642
	Rothschild & Co.	103,312	4,364
	Trigano SA	31,076	4,332
	Interparfums SA	64,905	4,249
	Metropole Television SA	253,881	4,044
	Mercialys SA	340,797	3,785
*	Cie Plastic Omnium SA	210,138	3,678
	Eramet SA	36,310	3,629
	Carmila SA	203,915	3,078
	Television Francaise 1	380,148	3,040
*	Euroapi SA	175,952	2,829
*	ID Logistics Group	8,991	2,795
*	Voltalia SA (Registered)	138,319	2,618
	Korian SA	248,258	2,599
	Fnac Darty SA	68,753	2,552
*	Valneva SE	370,648	2,529
	Quadient SA	137,526	2,425
	Derichebourg SA	343,465	2,357
	Mersen SA	52,948	2,350
	Antin Infrastructure Partners SA	102,691	2,317
*	CGG SA	2,723,398	2,294
*	SES-imagotag SA	18,019	2,260
	Beneteau SA	134,621	2,207
[2]	Maisons du Monde SA	171,832	2,113
	Altarea SCA	14,500	1,976
	PEUGEOT Investment	19,037	1,966
	Vicat SA	65,635	1,833
*,1	Casino Guichard Perrachon SA	144,581	1,777
*,2	X-Fab Silicon Foundries SE	190,481	1,666
*,2	Elior Group SA	451,127	1,561
*,1,3	Orpea SA	177,400	1,373

		Shares	Market Value ($000)
	Vetoquinol SA	14,508	1,347
	Lagardere SA	60,279	1,342
*,1	OVH Groupe SAS	78,061	1,307
	Manitou BF SA	41,765	1,227
	Vilmorin & Cie SA	22,234	1,119
	Pharmagest Interactive	13,692	1,104
*,2	SMCP SA	136,302	1,082
*	GL Events	41,305	965
	Etablissements Maurel et Prom SA	198,509	798
	Jacquet Metals SACA	37,532	719
*	Lisi SA	31,889	709
*	Believe SA	50,767	615
*	Solutions 30 SE	241,582	603
	Bonduelle SCA	39,068	525
	Lisi (XPAR)	17,813	396
	AKWEL	21,631	370
	Boiron SA	8,023	366
*	Tarkett SA	23,530	311
*,2	Aramis Group SAS	60,452	280
	Guerbet	13,854	277
*	Lissi	5,945	132
	Lisi SA Prime De Fidelite	3,729	83
			280,986
Germany (3.2%)
	K+S AG (Registered)	723,250	17,312
	HUGO BOSS AG	212,296	14,417
	Aurubis AG	131,411	13,898
	AIXTRON SE	396,164	11,804
	Freenet AG	443,802	10,789
	Gerresheimer AG	118,353	8,753
[2]	Befesa SA	150,461	8,631
	Encavis AG	415,091	8,043
*,2	TeamViewer AG	528,820	7,449
*	Nordex SE	484,132	7,357
*	Aareal Bank AG	202,820	7,141
	Duerr AG	184,104	7,024
	Krones AG	56,545	6,602
	ProSiebenSat.1 Media SE	638,960	6,572
*	Stabilus SE	94,347	6,508
	Siltronic AG	76,733	6,397
	Jenoptik AG	197,420	6,135
	Salzgitter AG	144,951	5,916
	Hensoldt AG	197,938	5,739
*	PNE AG	293,520	5,273
	Software AG	187,239	5,218
	Stroeer SE & Co. KGaA	94,667	5,191
	CompuGroup Medical SE & Co. KGaA	106,066	4,971
*	Vitesco Technologies Group AG Class A	69,516	4,818
	TAG Immobilien AG	562,489	4,817
	VERBIO Vereinigte BioEnergie AG	75,237	4,743
	Suedzucker AG	287,478	4,664
	CANCOM SE	128,111	4,417
[2]	Deutsche Pfandbriefbank AG	475,509	4,337
*,1	Nagarro SE	29,849	4,089
	Pfeiffer Vacuum Technology AG	22,359	4,083
	Grand City Properties SA	370,438	3,948
	Bilfinger SE	103,912	3,578
	S&T AG	173,559	3,527

		Shares	Market Value ($000)
	Synlab AG	288,455	3,169
	Eckert & Ziegler Strahlen- und Medizintechnik AG	53,592	3,118
*,1,2	Auto1 Group SE	359,394	2,912
	Kloeckner & Co. SE Preference Shares	267,556	2,827
	Hornbach Holding AG & Co. KGaA	30,989	2,745
*	SMA Solar Technology AG	32,268	2,737
	Deutz AG	492,511	2,692
	GRENKE AG	92,171	2,677
	Dermapharm Holding SE	64,383	2,672
	STRATEC SE	29,239	2,663
*,1	flatexDEGIRO AG	311,505	2,651
	KWS Saat SE & Co. KGaA	38,915	2,638
	Norma Group SE	118,782	2,557
	GFT Technologies SE	59,977	2,504
	Atoss Software AG	14,118	2,498
*,1	MorphoSys AG	123,087	2,473
	BayWa AG	53,126	2,423
*	Hypoport SE	16,152	2,200
	Indus Holding AG	82,094	2,171
	PATRIZIA AG	167,503	2,074
	Adesso SE	12,901	2,041
	Draegerwerk AG & Co. KGaA Preference Shares	45,433	2,034
*,1,2	Shop Apotheke Europe NV	27,709	1,998
	Takkt AG	121,941	1,886
	New Work SE	9,999	1,834
	DIC Asset AG	189,002	1,817
*	Energiekontor AG	21,179	1,817
	Wacker Neuson SE	91,398	1,809
	Deutsche Beteiligungs AG	52,228	1,683
[1]	CECONOMY AG	672,895	1,650
	Basler AG	40,211	1,488
*,1	SGL Carbon SE	171,004	1,482
	Washtec AG	38,261	1,438
	Vossloh AG	32,460	1,430
	Wuestenrot & Wuerttembergische AG	74,785	1,365
[2]	Instone Real Estate Group SE	129,118	1,318
	Hamburger Hafen und Logistik AG	84,704	1,196
	Secunet Security Networks AG	4,696	1,114
*,1	Aareal Bank AG (XETR)	29,220	1,042
	Bertrandt AG	20,775	1,016
[1]	Deutsche EuroShop AG (XETR)	40,087	947
	CropEnergies AG	72,521	944
*,1	About You Holding SE	140,239	922
	ElringKlinger AG	84,584	736
*	ADVA Optical Networking SE	26,775	655
	Draegerwerk AG & Co. KGaA	9,411	380
*,1,2	ADLER Group SA	249,147	378
*	Global Fashion Group SA	273,764	350
			323,332
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	256,791	1,066
	Fourlis Holdings SA	114,251	452
			1,518
Hong Kong (0.8%)
	Pacific Basin Shipping Ltd.	17,536,532	6,188
	Luk Fook Holdings International Ltd.	1,306,399	4,531
	Fortune REIT	4,988,589	4,317

		Shares	Market Value ($000)
*,1	Vobile Group Ltd.	5,629,000	3,229
*,1	Theme International Holdings Ltd.	19,518,347	2,545
*	Cowell e Holdings Inc.	1,139,000	2,238
	HKBN Ltd.	2,974,629	2,094
	Sunlight REIT	4,369,072	1,935
	CITIC Telecom International Holdings Ltd.	5,390,004	1,920
*,2	Hua Medicine	3,280,000	1,892
	EC Healthcare	1,569,000	1,883
	K Wah International Holdings Ltd.	5,055,398	1,882
	Chow Sang Sang Holdings International Ltd.	1,129,565	1,721
	Jinchuan Group International Resources Co. Ltd.	16,988,000	1,675
	LK Technology Holdings Ltd.	1,404,475	1,638
*,2	Sirnaomics Ltd.	251,578	1,629
	Value Partners Group Ltd.	3,926,434	1,601
[1]	Hong Kong Technology Venture Co. Ltd.	2,145,000	1,534
	Stella International Holdings Ltd.	1,511,500	1,524
*,1	Realord Group Holdings Ltd.	1,332,000	1,502
	VSTECS Holdings Ltd.	2,230,000	1,395
	SUNeVision Holdings Ltd.	2,232,000	1,294
	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,292
*	IGG Inc.	3,378,000	1,270
	United Laboratories International Holdings Ltd.	1,916,500	1,269
*,1,2	Everest Medicines Ltd.	384,500	1,229
*	Sa Sa International Holdings Ltd.	4,586,000	1,195
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	753,000	1,147
*,2	Fosun Tourism Group	791,200	1,141
	Prosperity REIT	3,915,000	1,139
	Powerlong Real Estate Holdings Ltd.	4,995,000	1,115
	Far East Consortium International Ltd.	4,226,043	1,106
	Truly International Holdings Ltd.	6,273,000	1,093
*	Cosmopolitan International Holdings Ltd.	6,528,000	1,089
	Giordano International Ltd.	4,111,735	1,080
*	Shun Tak Holdings Ltd.	4,912,000	1,063
*	Esprit Holdings Ltd. (XHKG)	9,966,350	1,058
	Texhong Textile Group Ltd.	1,099,500	1,004
[1]	China Tobacco International HK Co. Ltd.	650,000	1,004
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,201,500	984
*,1	C-Mer Eye Care Holdings Ltd.	1,424,000	892
	Sun Hung Kai & Co. Ltd.	2,025,000	865
*,2	Frontage Holdings Corp.	2,406,000	855
	Pou Sheng International Holdings Ltd.	6,879,974	824
	Pacific Textiles Holdings Ltd.	2,198,000	791
	Vesync Co. Ltd.	1,410,000	767
	SmarTone Telecommunications Holdings Ltd.	1,080,730	727
*,2	Antengene Corp. Ltd.	1,088,500	718
[2]	IMAX China Holding Inc.	530,300	710
	Asia Cement China Holdings Corp.	1,403,500	661
*	Chinese Estates Holdings Ltd.	1,931,500	612
	CITIC Resources Holdings Ltd.	9,572,000	606
*	OCI International Holdings Ltd.	3,388,000	604
	Dynam Japan Holdings Co. Ltd.	789,440	576
*	Television Broadcasts Ltd.	1,099,600	548
[1]	Powerlong Commercial Management Holdings Ltd.	616,000	511
	Singamas Container Holdings Ltd.	5,413,960	505
*,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	742,000	504
*,1	Apollo Future Mobility Group Ltd.	19,132,000	499
[2]	Crystal International Group Ltd.	1,506,775	480
	Texwinca Holdings Ltd.	2,408,000	418

		Shares	Market Value ($000)
	CMBC Capital Holdings Ltd.	1,360,021	290
*	Glory Sun Financial Group Ltd.	5,485,000	284
*	Digital Domain Holdings Ltd.	8,489,000	282
*,1,3	National Agricultural Holdings	1,560,000	237
*,1,2	VPower Group International Holdings Ltd.	2,605,000	161
*	Convoy	26,130,000	7
*,3	Anxin China Holdings Ltd.	2,621,200	—
*,3	C Fiber Optic	2,215,200	—
*,3	Hua Han Health Industry Holdings Ltd.	1,817,183	—
*,3	SMI Holdings Group Ltd.	2,800,800	—
*,3	Tech Pro Tech Dev	10,406,800	—
*,1,3	Superb Summit International	3,957,346	—
*,3	Huiyuan Juice	1,333,000	—
*,3	MH Development NPV	1,068,000	—
*,3	CTEG	6,439,760	—
*,1,3	Agritrade Resources Ltd.	6,905,000	—
*,3	China Lumena New Materials Corp.	98,750	—
			85,379
Hungary (0.0%)
*,1	Opus Global Nyrt	668,776	238
Iceland (0.0%)
*	Vatryggingafelag Islands HF	4,704,344	616
*	Sjova-Almennar Tryggingar hf	2,331,135	565
*	Olgerdin Egill Skallagrims HF	3,297,093	252
	Origo HF	143,836	103
			1,536
India (4.8%)
	Crompton Greaves Consumer Electricals Ltd.	2,346,773	9,511
	APL Apollo Tubes Ltd.	637,971	8,941
	Supreme Industries Ltd.	246,893	7,644
	Tata Chemicals Ltd.	612,204	7,304
	IIFL Finance Ltd.	1,089,097	6,861
*	Fortis Healthcare Ltd.	1,882,575	6,489
	Navin Fluorine International Ltd.	131,244	6,343
	KPIT Technologies Ltd.	608,783	5,712
	Apollo Tyres Ltd.	1,408,715	5,548
	Atul Ltd.	61,132	5,340
	IDFC Ltd.	4,882,787	5,136
	AIA Engineering Ltd.	148,729	5,001
	Sundram Fasteners Ltd.	401,749	4,843
	Carborundum Universal Ltd.	406,748	4,842
	SKF India Ltd.	87,767	4,719
*	Aditya Birla Fashion and Retail Ltd.	1,482,749	4,667
	Phoenix Mills Ltd.	277,555	4,653
	JK Cement Ltd.	137,173	4,551
	Redington India Ltd.	1,969,843	4,475
	Grindwell Norton Ltd.	172,515	4,222
	Radico Khaitan Ltd.	291,166	4,023
	Kajaria Ceramics Ltd.	309,007	3,989
*	PVR Ltd.	189,833	3,946
	Solar Industries India Ltd.	80,366	3,941
	Motherson Sumi Wiring India Ltd.	6,168,505	3,896
	Ramco Cements Ltd.	468,940	3,884
	KEI Industries Ltd.	195,931	3,882
*	Suzlon Energy Ltd.	31,025,205	3,736
*	Elgi Equipments Ltd.	798,359	3,730
	Computer Age Management Services Ltd.	131,288	3,671

		Shares	Market Value ($000)
	Gujarat State Petronet Ltd.	1,070,011	3,537
	JB Chemicals & Pharmaceuticals Ltd.	137,849	3,444
	Timken India Ltd.	89,105	3,413
	Cyient Ltd.	314,739	3,392
	Thermax Ltd.	143,495	3,382
	Blue Star Ltd.	224,347	3,378
	National Aluminium Co. Ltd.	3,220,848	3,305
	Manappuram Finance Ltd.	2,259,363	3,189
	Escorts Ltd.	123,268	3,156
	Pfizer Ltd.	66,435	3,144
	360 ONE WAM Ltd.	139,714	3,126
	Amara Raja Batteries Ltd.	449,200	3,118
*	Devyani International Ltd.	1,626,426	3,080
	Lakshmi Machine Works Ltd.	21,739	3,005
	IRB Infrastructure Developers Ltd.	850,175	2,988
	Great Eastern Shipping Co. Ltd.	374,467	2,940
[2]	Syngene International Ltd.	412,289	2,841
	Ratnamani Metals & Tubes Ltd.	104,319	2,833
	UTI Asset Management Co. Ltd.	309,023	2,818
	City Union Bank Ltd.	1,427,664	2,775
[2]	Indian Energy Exchange Ltd.	1,624,178	2,763
	Magma Fincorp Ltd.	754,521	2,757
	Sonata Software Ltd.	367,741	2,736
	Indian Bank	711,274	2,662
	Angel One Ltd.	173,632	2,620
	Cholamandalam Financial Holdings Ltd.	356,465	2,599
	Finolex Industries Ltd.	1,206,592	2,550
*,2	Aster DM Healthcare Ltd.	956,990	2,490
	HFCL Ltd.	2,927,052	2,489
	Suven Pharmaceuticals Ltd.	412,155	2,486
*	Asahi India Glass Ltd.	399,062	2,484
[2]	Brookfield India Real Estate Trust	692,150	2,468
	Brigade Enterprises Ltd.	434,710	2,447
	Raymond Ltd.	129,654	2,429
	KEC International Ltd.	433,175	2,412
	Mahanagar Gas Ltd.	221,466	2,395
	Sanofi India Ltd.	35,491	2,385
	EID Parry India Ltd.	357,805	2,382
	Chambal Fertilizers and Chemicals Ltd.	617,985	2,372
*	EIH Ltd.	1,176,048	2,348
	Central Depository Services India Ltd.	183,398	2,345
	Narayana Hrudayalaya Ltd.	263,043	2,338
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	342,990	2,313
	Aptus Value Housing Finance India Ltd.	677,502	2,303
	CRISIL Ltd.	59,666	2,298
	Birlasoft Ltd.	617,225	2,297
	Can Fin Homes Ltd.	329,487	2,293
	Firstsource Solutions Ltd.	1,724,397	2,290
	Aegis Logistics Ltd.	484,380	2,263
[2]	Endurance Technologies Ltd.	124,873	2,250
*	Aavas Financiers Ltd.	101,433	2,248
[2]	Mindspace Business Parks REIT	556,381	2,246
	JK Lakshmi Cement Ltd.	248,870	2,246
	Balrampur Chini Mills Ltd.	483,617	2,242
	Hatsun Agro Product Ltd.	204,385	2,234
	Vinati Organics Ltd.	99,330	2,229
	Happiest Minds Technologies Ltd.	214,173	2,229
	VIP Industries Ltd.	259,250	2,219

		Shares	Market Value ($000)
*	Westlife Foodworld Ltd.	244,842	2,203
*,2	Lemon Tree Hotels Ltd.	2,336,381	2,193
*	CESC Ltd.	2,446,357	2,171
	NCC Ltd.	1,914,971	2,119
	Natco Pharma Ltd.	324,020	2,114
	Mahindra CIE Automotive Ltd.	436,232	2,109
*	Affle India Ltd.	153,237	2,084
*	Indiabulls Housing Finance Ltd.	1,375,999	2,077
	Sumitomo Chemical India Ltd.	372,201	2,072
	Karur Vysya Bank Ltd.	1,559,054	2,054
	Bajaj Electricals Ltd.	154,700	2,033
	India Cements Ltd.	842,159	1,999
	KPR Mill Ltd.	305,473	1,979
	Prestige Estates Projects Ltd.	383,798	1,972
	DCM Shriram Ltd.	186,037	1,968
	Ajanta Pharma Ltd.	132,949	1,967
*	Vedant Fashions Ltd.	133,329	1,948
	Intellect Design Arena Ltd.	357,727	1,930
	Granules India Ltd.	530,055	1,918
	Praj Industries Ltd.	454,030	1,913
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	237,663	1,891
	Trident Ltd.	4,453,019	1,884
*	Medplus Health Services Ltd.	241,279	1,878
*	Shree Renuka Sugars Ltd.	2,938,591	1,869
[2]	IndiaMart InterMesh Ltd.	33,200	1,848
	Finolex Cables Ltd.	265,183	1,800
*	Inox Leisure Ltd.	292,012	1,795
	V-Guard Industries Ltd.	592,359	1,790
	Edelweiss Financial Services Ltd.	2,176,763	1,777
*,2	Krishna Institute of Medical Sciences Ltd.	96,291	1,774
*	Delhivery Ltd.	479,780	1,774
*	GHCL Ltd.	293,183	1,765
*	Fine Organic Industries Ltd.	28,748	1,760
	eClerx Services Ltd.	98,538	1,754
*	Blue Dart Express Ltd.	22,627	1,749
*,2	Tejas Networks Ltd.	244,996	1,702
	Jubilant Ingrevia Ltd.	282,754	1,700
*	Nuvoco Vistas Corp. Ltd.	382,971	1,700
*	Indiabulls Real Estate Ltd.	1,903,794	1,688
	CCL Products India Ltd.	249,597	1,660
	Tanla Platforms Ltd.	207,670	1,649
	Balaji Amines Ltd.	55,625	1,628
*	Amber Enterprises India Ltd.	68,586	1,606
	Alkyl Amines Chemicals Ltd.	49,854	1,606
[2]	Eris Lifesciences Ltd.	214,733	1,605
	PNC Infratech Ltd.	398,490	1,605
*	Reliance Power Ltd.	10,201,690	1,596
	Century Textiles & Industries Ltd.	184,830	1,591
*	CreditAccess Grameen Ltd.	149,253	1,575
	Poly Medicure Ltd.	143,003	1,567
	Orient Electric Ltd.	483,720	1,557
*	Hitachi Energy India Ltd.	40,949	1,557
	KRBL Ltd.	321,529	1,553
	BSE Ltd.	245,508	1,545
	Ceat Ltd.	79,743	1,537
	KNR Constructions Ltd.	505,788	1,529
[2]	ICICI Securities Ltd.	251,481	1,519
*	Vardhman Textiles Ltd.	403,335	1,500

		Shares	Market Value ($000)
[2]	Metropolis Healthcare Ltd.	90,940	1,499
	Multi Commodity Exchange of India Ltd.	80,542	1,495
*	Restaurant Brands Asia Ltd.	1,096,276	1,484
	Sterlite Technologies Ltd.	662,370	1,477
*	Sheela Foam Ltd.	97,728	1,464
	Rain Industries Ltd.	700,811	1,453
	TTK Prestige Ltd.	150,942	1,449
*,2	PNB Housing Finance Ltd.	212,718	1,447
	GMM Pfaudler Ltd.	71,136	1,432
*	Chemplast Sanmar Ltd.	263,220	1,427
	Century Plyboards India Ltd.	224,648	1,426
	Mastek Ltd.	70,324	1,413
	Clean Science & Technology Ltd.	83,556	1,410
	Jubilant Pharmova Ltd. Class A (XNSE)	326,896	1,409
	Route Mobile Ltd.	92,156	1,392
	Sobha Ltd.	183,154	1,349
	Zydus Wellness Ltd.	77,780	1,330
	Motilal Oswal Financial Services Ltd.	157,928	1,317
*	NIIT Ltd.	323,111	1,296
	BASF India Ltd.	42,777	1,276
[2]	New India Assurance Co. Ltd.	872,631	1,271
	Gujarat Pipavav Port Ltd.	1,099,323	1,266
*	Saregama India Ltd.	292,768	1,217
	Welspun Corp. Ltd.	466,970	1,209
	Procter & Gamble Health Ltd.	23,886	1,195
	Zensar Technologies Ltd.	420,605	1,191
*	Mahindra Lifespace Developers Ltd.	274,608	1,168
[2]	Godrej Agrovet Ltd.	210,029	1,159
	Akzo Nobel India Ltd.	41,562	1,141
*	Borosil Renewables Ltd.	193,834	1,136
*	Galaxy Surfactants Ltd.	39,424	1,124
	NBCC India Ltd.	2,476,755	1,113
*	Garware Technical Fibres Ltd.	31,217	1,113
	Alembic Pharmaceuticals Ltd.	168,528	1,110
	Brightcom Group Ltd.	3,583,235	1,101
	V-Mart Retail Ltd.	32,329	1,098
[2]	Quess Corp. Ltd.	248,084	1,087
	Infibeam Avenues Ltd. (XNSE)	5,152,409	1,081
	Birla Corp. Ltd.	97,439	1,081
	Engineers India Ltd.	1,005,533	1,080
	EPL Ltd.	556,009	1,062
*	TeamLease Services Ltd.	37,282	1,051
	Polyplex Corp. Ltd.	54,590	1,021
*	NOCIL Ltd.	396,741	1,015
	Gateway Rail Freight Ltd.	1,277,088	1,007
	Graphite India Ltd.	232,645	1,001
*	Strides Pharma Science Ltd.	275,162	995
	PTC India Ltd.	844,724	992
	Karnataka Bank Ltd.	561,117	983
	JM Financial Ltd.	1,224,075	980
	Bombay Burmah Trading Co.	89,267	966
	Avanti Feeds Ltd.	198,001	932
	Vaibhav Global Ltd.	241,167	900
	Welspun India Ltd.	1,077,399	887
	Rallis India Ltd.	345,033	883
*	Equitas Holdings Ltd.	557,914	832
	AstraZeneca Pharma India Ltd.	19,612	806
*	Alok Industries Ltd.	4,759,279	781

		Shares	Market Value ($000)
*	Hindustan Construction Co. Ltd.	3,291,280	773
*	South Indian Bank Ltd.	3,481,360	769
*	Sun Pharma Advanced Research Co. Ltd.	307,238	754
	Vakrangee Ltd.	2,270,405	752
	Bajaj Consumer Care Ltd.	358,931	749
	Kaveri Seed Co. Ltd.	111,117	719
	DCB Bank Ltd.	504,247	718
	Care Ratings Ltd.	90,646	680
	HEG Ltd.	53,181	677
	Symphony Ltd.	56,435	664
*	TV18 Broadcast Ltd.	1,507,082	627
	Jindal Saw Ltd.	377,317	579
*	Just Dial Ltd.	69,658	540
[2]	Dilip Buildcon Ltd.	199,935	525
*	Dhani Services Ltd.	1,179,154	492
*	IFCI Ltd.	2,973,486	460
	WABCO India Ltd.	3,310	374
*	Wockhardt Ltd.	144,380	365
*	Craftsman Automation Ltd.	4,870	190
*	Jaiprakash Power Ventures Ltd.	1,831,860	161
*	Jindal Stainless Hisar Ltd.	22,076	125
*,3	Chennai Super Kings Cricket	176,674	—
			494,200
Indonesia (0.6%)
	Aneka Tambang Tbk	31,881,919	4,940
	Mitra Keluarga Karyasehat Tbk PT	21,137,400	4,220
*	Medikaloka Hermina Tbk PT	38,579,300	4,003
	Indo Tambangraya Megah Tbk PT	1,495,400	3,617
	Ciputra Development Tbk PT	54,574,855	3,554
	Medco Energi Internasional Tbk PT	35,025,888	3,286
	AKR Corporindo Tbk PT	30,319,315	2,658
	Pakuwon Jati Tbk PT	84,821,534	2,537
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,963,200	2,431
	Japfa Comfeed Indonesia Tbk PT	25,703,700	2,319
	BFI Finance Indonesia Tbk PT	29,772,400	2,301
*	Mitra Adiperkasa Tbk PT	26,061,900	2,263
	Summarecon Agung Tbk PT	52,922,447	2,178
	Matahari Department Store Tbk PT	7,046,700	2,066
	Panin Financial Tbk PT	61,222,900	1,833
*	Bank Neo Commerce Tbk PT	34,633,272	1,720
*	Waskita Karya Persero Tbk PT	70,850,081	1,611
	Bank Tabungan Negara Persero Tbk PT	17,242,050	1,569
	Bank BTPN Syariah Tbk PT	8,910,000	1,524
	Bank Pan Indonesia Tbk PT	14,263,700	1,504
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	987
*	Lippo Karawaci Tbk PT	166,719,130	913
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	878
	Ace Hardware Indonesia Tbk PT	26,826,600	878
*	Bank Bukopin Tbk PT (XIDX)	100,894,900	808
	Timah Tbk PT	9,609,420	804
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	725
*	Adhi Karya Persero Tbk PT	17,764,145	569
*	Global Mediacom Tbk PT	27,752,606	527
*	Bank Rakyat Indonesia Agroniaga Tbk PT	15,305,254	451
*	Wijaya Karya Persero Tbk PT	9,754,633	450
*	PP Persero Tbk PT	8,066,200	375
	Ramayana Lestari Sentosa Tbk PT	7,703,600	365
*	Alam Sutera Realty Tbk PT	33,599,591	364

		Shares	Market Value ($000)
*	Krakatau Steel Persero Tbk PT	15,387,950	325
*	Surya Semesta Internusa Tbk PT	11,419,400	325
*,3	Trada Alam Minera Tbk PT	95,405,707	318
			62,196
Ireland (0.0%)
*	Dalata Hotel Group plc	854,133	3,608
Israel (0.6%)
*	Perion Network Ltd.	149,968	5,044
*	Clal Insurance Enterprises Holdings Ltd.	241,274	4,143
	REIT 1 Ltd.	753,095	3,733
	FIBI Holdings Ltd.	71,456	3,007
*	Partner Communications Co. Ltd.	415,189	2,985
	Matrix IT Ltd.	123,919	2,623
	Hilan Ltd.	52,559	2,561
*	Camtek Ltd.	95,422	2,517
	Delek Automotive Systems Ltd.	193,481	2,389
	Formula Systems 1985 Ltd.	29,722	2,361
	Isracard Ltd.	678,916	2,289
	Summit Real Estate Holdings Ltd.	146,107	2,077
	Mega Or Holdings Ltd.	73,400	2,038
	One Software Technologies Ltd.	155,965	1,965
	AudioCodes Ltd.	101,133	1,959
	Oil Refineries Ltd.	5,553,431	1,921
	Sella Capital Real Estate Ltd.	787,934	1,872
	Menora Mivtachim Holdings Ltd.	83,165	1,842
*	Equital Ltd.	65,292	1,826
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	27,949	1,779
*	Cellcom Israel Ltd.	322,883	1,670
*	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,408
	Delta Galil Ltd.	33,474	1,319
	Israel Canada T.R Ltd.	492,432	1,300
	Danel Adir Yeoshua Ltd.	16,741	1,287
	G City Ltd.	261,872	1,024
	IDI Insurance Co. Ltd.	24,310	581
*	Naphtha Israel Petroleum Corp. Ltd.	105,239	541
*	Allot Ltd.	130,770	492
*	Gilat Satellite Networks Ltd.	82,686	448
*	Kamada Ltd.	81,400	377
*	Compugen Ltd.	273,429	236
*	Allot Ltd. (XNGS)	1,781	7
			61,621
Italy (2.0%)
	Banco BPM SpA	5,155,682	23,205
	BPER Banca	3,984,718	10,946
	Brunello Cucinelli SpA	128,979	10,743
	Azimut Holding SpA	391,208	9,767
	Unipol Gruppo SpA	1,616,866	8,468
	Banca Generali SpA	216,720	7,995
	Brembo SpA	559,317	7,551
	Banca Popolare di Sondrio SpA	1,443,873	7,092
	ERG SpA	212,983	6,431
[2]	BFF Bank SpA	688,543	6,368
*	Iveco Group NV	748,605	6,132
*	Autogrill SpA	732,020	5,342
	Salvatore Ferragamo SpA	260,908	5,178
[2]	Enav SpA	958,380	4,412
[2]	Anima Holding SpA	999,577	4,409

		Shares	Market Value ($000)
	Iren SpA	2,404,734	4,355
[2]	Technogym SpA	486,357	4,314
[2]	Carel Industries SpA	167,213	4,136
*	Banca Monte dei Paschi di Siena SpA	1,531,998	4,092
*	Saras SpA	2,143,492	3,716
	Sesa SpA	26,751	3,640
	Tamburi Investment Partners SpA	380,154	3,163
	Danieli & C Officine Meccaniche SpA Savings Shares	158,056	2,947
	SOL SpA	132,724	2,929
	El.En. SpA	187,661	2,927
	ACEA SpA	176,588	2,707
	Credito Emiliano SpA	284,709	2,425
	Piaggio & C SpA	613,042	2,316
[1]	Maire Tecnimont SpA	584,095	2,251
[1]	Webuild SpA (MTAA)	1,211,649	2,136
	Sanlorenzo SpA	47,437	2,083
	Gruppo MutuiOnline SpA	65,065	2,074
	Zignago Vetro SpA	112,909	1,927
[2]	RAI Way SpA	335,957	1,919
*	Intercos SpA	131,986	1,904
	Tinexta SpA	64,283	1,749
[2]	doValue SpA	212,632	1,732
	Banca IFIS SpA	96,171	1,611
	MARR SpA	121,355	1,596
	Italmobiliare SpA	51,223	1,372
*,2	GVS SpA	253,689	1,340
*	Tod's SpA	30,542	1,194
*	CIR SpA-Compagnie Industriali	2,392,330	1,155
[1]	MFE-MediaForEurope NV Class A	2,601,639	1,140
	Cementir Holding NV	138,880	1,095
*,1	Fincantieri SpA	1,621,514	1,069
	Danieli & C Officine Meccaniche SpA	36,254	939
*	Salcef SpA	47,915	937
*	Alerion Cleanpower SpA	25,220	862
	Immobiliare Grande Distribuzione SIIQ SpA	246,001	762
	Arnoldo Mondadori Editore SpA	333,938	698
*,1	Juventus Football Club SpA	2,064,973	667
	Biesse SpA	38,218	616
[1]	MFE-MediaForEurope NV Class B	850,741	576
	Datalogic SpA	52,135	525
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	241
*,1	Webuild SpA Warrants Exp. 2/8/30	104,185	55
			203,931
Japan (13.6%)
	Invincible Investment Corp.	17,938	7,650
	Fujikura Ltd.	998,900	7,593
[1]	Fujitec Co. Ltd.	291,684	7,227
	Nippon Gas Co. Ltd.	400,200	6,388
	ADEKA Corp.	361,455	6,116
	Fuji Corp.	366,388	6,100
	Gunma Bank Ltd.	1,519,400	5,927
	Mitsubishi Estate Logistics REIT Investment Corp.	1,831	5,755
[1]	Kenedix Residential Next Investment Corp.	3,754	5,595
	Hulic REIT Inc.	4,658	5,568
	Daiseki Co. Ltd.	164,344	5,538
	Meitec Corp.	289,938	5,454
[1]	Comforia Residential REIT Inc.	2,428	5,395
	Daiwabo Holdings Co. Ltd.	355,580	5,382

		Shares	Market Value ($000)
	Hoshino Resorts REIT Inc.	921	5,276
[1]	Tokyu REIT Inc.	3,410	5,138
	Topcon Corp.	393,400	5,127
	NTT UD REIT Investment Corp.	4,924	5,022
	Jafco Co. Ltd.	272,000	4,854
	77 Bank Ltd.	270,700	4,835
	Digital Garage Inc.	133,100	4,757
	Pilot Corp.	132,000	4,711
	Fuji Soft Inc.	78,474	4,684
	Tokyo Seimitsu Co. Ltd.	135,634	4,670
	Inaba Denki Sangyo Co. Ltd.	213,700	4,643
	Nishi-Nippon Financial Holdings Inc.	557,500	4,640
	Asahi Holdings Inc.	293,600	4,619
	Kureha Corp.	69,902	4,565
	Hanwa Co. Ltd.	142,683	4,543
	Macnica Fuji Electronics Holdings Inc.	170,413	4,529
	NSD Co. Ltd.	248,168	4,459
	Sanken Electric Co. Ltd.	77,729	4,414
[1]	Yoshinoya Holdings Co. Ltd.	239,920	4,400
	Citizen Watch Co. Ltd.	914,600	4,351
	Japan Excellent Inc.	4,449	4,246
	Kenedix Retail REIT Corp.	2,259	4,235
	Kyoritsu Maintenance Co. Ltd.	92,100	4,207
	Heiwa Real Estate REIT Inc.	3,607	4,195
	Japan Material Co. Ltd.	221,700	4,158
	Hitachi Zosen Corp.	625,310	4,141
	Nissui Corp.	994,322	4,132
	Toagosei Co. Ltd.	453,492	4,115
	Hazama Ando Corp.	617,479	4,097
	Mizuho Leasing Co. Ltd.	153,201	4,065
	Mori Trust Sogo REIT Inc.	3,586	4,047
	NIPPON REIT Investment Corp.	1,574	4,008
	Tokuyama Corp.	272,700	3,990
	Japan Elevator Service Holdings Co. Ltd.	282,500	3,988
	Nichias Corp.	205,269	3,974
	Nisshinbo Holdings Inc.	524,400	3,920
	Nippon Steel Trading Corp.	54,049	3,854
	Dexerials Corp.	178,800	3,822
	Mirait Holdings Corp.	312,771	3,814
	Maruwa Co. Ltd.	29,700	3,797
	Hokuhoku Financial Group Inc.	478,200	3,787
	CKD Corp.	243,500	3,771
	Sakata Seed Corp.	117,856	3,765
	Kanematsu Corp.	307,300	3,758
	Sangetsu Corp.	211,120	3,710
	Shiga Bank Ltd.	178,200	3,709
	Wacoal Holdings Corp.	196,900	3,702
[1]	Colowide Co. Ltd.	261,300	3,701
	Daishi Hokuetsu Financial Group Inc.	154,000	3,674
	Fujimi Inc.	72,347	3,669
	Juroku Financial Group Inc.	151,700	3,651
	Nikkon Holdings Co. Ltd.	189,548	3,650
	Japan Petroleum Exploration Co. Ltd.	111,900	3,627
	Systena Corp.	1,109,400	3,561
	Toho Holdings Co. Ltd.	216,318	3,533
	Mixi Inc.	182,400	3,499
*	Sansan Inc.	279,100	3,481
[1]	Toridoll Holdings Corp.	159,500	3,460

		Shares	Market Value ($000)
	Glory Ltd.	196,900	3,444
	Senko Group Holdings Co. Ltd.	445,300	3,444
	DTS Corp.	139,842	3,430
	San-In Godo Bank Ltd.	550,300	3,423
	Sumitomo Osaka Cement Co. Ltd.	128,900	3,392
	Heiwa Real Estate Co. Ltd.	117,942	3,374
	Duskin Co. Ltd.	144,060	3,367
	Fukuoka REIT Corp.	2,601	3,345
	Toei Co. Ltd.	25,249	3,338
	DCM Holdings Co. Ltd.	364,288	3,315
	Open Up Group Inc.	223,492	3,297
	Shoei Co. Ltd.	85,100	3,277
	Kumagai Gumi Co. Ltd.	159,180	3,271
	Hokuetsu Corp.	508,021	3,270
	Paramount Bed Holdings Co. Ltd.	169,900	3,263
	NTN Corp.	1,552,100	3,218
	Tomy Co. Ltd.	324,217	3,200
*	Aichi Financial Group Inc.	177,334	3,167
	Outsourcing Inc.	406,400	3,158
	Nishimatsu Construction Co. Ltd.	101,062	3,157
	Tokyo Steel Manufacturing Co. Ltd.	289,900	3,154
	EDION Corp.	319,075	3,151
	Tadano Ltd.	422,900	3,140
	TOKAI Holdings Corp.	470,700	3,140
	Aiful Corp.	1,028,500	3,110
	Nippon Soda Co. Ltd.	94,425	3,086
	Joyful Honda Co. Ltd.	214,748	3,085
	Milbon Co. Ltd.	70,120	3,084
	Itochu Advance Logistics Investment Corp.	2,867	3,084
	Tsubakimoto Chain Co.	128,064	3,066
	H2O Retailing Corp.	313,400	3,059
	Takasago Thermal Engineering Co. Ltd.	210,089	3,047
	KH Neochem Co. Ltd.	141,400	3,014
[1]	Create Restaurants Holdings Inc.	393,440	3,005
	Takuma Co. Ltd.	301,300	2,985
	Okumura Corp.	128,252	2,984
	Jaccs Co. Ltd.	92,300	2,978
	Global One Real Estate Investment Corp.	3,572	2,950
*	Royal Holdings Co. Ltd.	157,800	2,949
	Takeuchi Manufacturing Co. Ltd.	133,000	2,944
	Nextage Co. Ltd.	130,900	2,944
	Funai Soken Holdings Inc.	135,950	2,942
	TKC Corp.	102,598	2,923
	Inabata & Co. Ltd.	149,100	2,894
	Ichigo Office REIT Investment Corp.	4,405	2,883
	Okamura Corp.	261,247	2,865
	Sumitomo Warehouse Co. Ltd.	185,555	2,857
	Transcosmos Inc.	108,796	2,840
	Japan Securities Finance Co. Ltd.	311,941	2,828
	CRE Logistics REIT Inc.	2,070	2,815
	Kiyo Bank Ltd.	220,710	2,806
	Taikisha Ltd.	101,688	2,789
[1]	Seiren Co. Ltd.	150,700	2,768
	Nojima Corp.	251,800	2,703
	Round One Corp.	731,700	2,696
	Makino Milling Machine Co. Ltd.	74,380	2,670
	Osaka Soda Co. Ltd.	81,400	2,660
	Rorze Corp.	34,500	2,652

		Shares	Market Value ($000)
	Toyobo Co. Ltd.	332,300	2,645
[1]	Monex Group Inc.	749,787	2,645
	Autobacs Seven Co. Ltd.	237,400	2,643
	Hankyu Hanshin REIT Inc.	2,393	2,639
	Create SD Holdings Co. Ltd.	96,518	2,626
	Infomart Corp.	810,900	2,623
	Nichiha Corp.	121,200	2,601
	Hokkoku Financial Holdings Inc.	81,951	2,597
	Hokuriku Electric Power Co.	625,200	2,586
	Nippon Paper Industries Co. Ltd.	347,000	2,583
	Okasan Securities Group Inc.	796,600	2,577
	Nippon Light Metal Holdings Co. Ltd.	224,696	2,575
	Fukuyama Transporting Co. Ltd.	99,300	2,569
	Trusco Nakayama Corp.	156,000	2,556
*,1	euglena Co. Ltd.	329,100	2,542
	Iriso Electronics Co. Ltd.	75,700	2,540
	Musashi Seimitsu Industry Co. Ltd.	182,930	2,521
	Maruha Nichiro Corp.	132,300	2,512
*	Atom Corp.	409,857	2,507
	Wacom Co. Ltd.	507,236	2,505
	Organo Corp.	97,200	2,471
	Earth Corp.	63,243	2,469
	Hyakugo Bank Ltd.	762,400	2,462
	KYB Corp.	86,800	2,460
	Totetsu Kogyo Co. Ltd.	118,700	2,454
	Nippn Corp.	195,829	2,448
	eGuarantee Inc.	130,400	2,433
	Hosiden Corp.	200,467	2,432
	Max Co. Ltd.	154,400	2,416
	Star Asia Investment Corp.	5,944	2,411
	Hokkaido Electric Power Co. Inc.	651,000	2,408
	SOSiLA Logistics REIT Inc.	2,419	2,408
	Kohnan Shoji Co. Ltd.	93,400	2,406
	Nihon Parkerizing Co. Ltd.	323,761	2,390
	Kato Sangyo Co. Ltd.	85,400	2,373
	Change Inc.	127,900	2,373
	Senshu Ikeda Holdings Inc.	1,202,200	2,372
	Sanki Engineering Co. Ltd.	197,067	2,366
	San-A Co. Ltd.	73,144	2,354
	eRex Co. Ltd.	126,300	2,338
	Zojirushi Corp.	182,800	2,337
	Kumiai Chemical Industry Co. Ltd.	344,350	2,336
	Dip Corp.	78,700	2,336
	Raito Kogyo Co. Ltd.	157,400	2,336
	Komeri Co. Ltd.	113,800	2,334
*	HIS Co. Ltd.	142,400	2,333
	UT Group Co. Ltd.	114,500	2,332
	Mochida Pharmaceutical Co. Ltd.	86,300	2,318
	Nanto Bank Ltd.	111,000	2,303
	Nichicon Corp.	234,283	2,302
	Mitsubishi Pencil Co. Ltd.	205,100	2,301
	Fuso Chemical Co. Ltd.	80,900	2,299
	Sumitomo Mitsui Construction Co. Ltd.	709,046	2,293
	Nagawa Co. Ltd.	37,300	2,293
	Mitsui-Soko Holdings Co. Ltd.	79,452	2,284
	Tokai Rika Co. Ltd.	196,400	2,280
	ZERIA Pharmaceutical Co. Ltd.	136,340	2,276
	Riken Keiki Co. Ltd.	63,800	2,276

		Shares	Market Value ($000)
	Saizeriya Co. Ltd.	91,721	2,274
	Seiko Group Corp.	100,558	2,270
	Daihen Corp.	69,551	2,269
	KYORIN Holdings Inc.	170,500	2,260
	Idec Corp.	94,700	2,255
	Suruga Bank Ltd.	683,400	2,231
	Tokai Tokyo Financial Holdings Inc.	762,400	2,222
	Kissei Pharmaceutical Co. Ltd.	112,400	2,214
	Ohsho Food Service Corp.	47,274	2,209
	en japan Inc.	115,600	2,201
	Mirai Corp.	6,514	2,200
	Taiyo Holdings Co. Ltd.	119,100	2,197
[1]	Ichibanya Co. Ltd.	60,268	2,193
	Toho Titanium Co. Ltd.	117,200	2,187
	KOMEDA Holdings Co. Ltd.	117,600	2,187
	Iino Kaiun Kaisha Ltd.	305,836	2,165
	Nisshin Oillio Group Ltd.	87,952	2,160
	Arcs Co. Ltd.	127,600	2,156
	Tokyo Kiraboshi Financial Group Inc.	94,866	2,145
	Megmilk Snow Brand Co. Ltd.	152,600	2,136
	Yamazen Corp.	260,400	2,133
	MOS Food Services Inc.	89,858	2,131
	Yodogawa Steel Works Ltd.	99,733	2,125
	Mitsuboshi Belting Ltd.	74,400	2,123
	United Super Markets Holdings Inc.	242,650	2,119
	Awa Bank Ltd.	124,900	2,102
	Meidensha Corp.	141,187	2,097
*	Leopalace21 Corp.	842,400	2,091
*,1	Raksul Inc.	193,200	2,091
	Kanematsu Electronics Ltd.	43,600	2,082
	North Pacific Bank Ltd.	958,800	2,081
	Valor Holdings Co. Ltd.	144,300	2,080
	Kaga Electronics Co. Ltd.	62,400	2,079
	Showa Sangyo Co. Ltd.	105,800	2,064
	Base Co. Ltd.	59,200	2,063
	Heiwado Co. Ltd.	123,200	2,059
*,1	W-Scope Corp.	183,600	2,059
	Nikkiso Co. Ltd.	262,161	2,058
	Oki Electric Industry Co. Ltd.	361,206	2,040
	OSAKA Titanium Technologies Co. Ltd.	71,800	2,037
	UACJ Corp.	108,485	2,037
	Ai Holdings Corp.	120,500	2,036
	Central Glass Co. Ltd.	91,813	2,028
*	C Uyemura & Co. Ltd.	39,700	2,027
	Musashino Bank Ltd.	115,300	2,023
	Shinmaywa Industries Ltd.	242,568	2,018
	Nissha Co. Ltd.	135,460	2,015
	Nomura Co. Ltd.	278,300	2,002
	Gunze Ltd.	60,707	1,999
	Noritake Co. Ltd.	60,800	1,971
	Aeon Delight Co. Ltd.	83,000	1,970
	Nachi-Fujikoshi Corp.	64,851	1,961
[1]	Nishimatsuya Chain Co. Ltd.	164,900	1,958
	Maeda Kosen Co. Ltd.	75,400	1,951
	Hogy Medical Co. Ltd.	75,022	1,948
	Toyo Ink SC Holdings Co. Ltd.	135,554	1,947
	MCJ Co. Ltd.	250,200	1,946
	Simplex Holdings Inc.	110,200	1,936

		Shares	Market Value ($000)
	Optex Group Co. Ltd.	117,600	1,928
	Nippon Densetsu Kogyo Co. Ltd.	153,903	1,927
	T Hasegawa Co. Ltd.	78,600	1,924
	Starts Corp. Inc.	96,215	1,913
	Yokogawa Bridge Holdings Corp.	123,800	1,911
	Ogaki Kyoritsu Bank Ltd.	127,374	1,910
	Strike Co. Ltd.	58,914	1,909
[1]	Adastria Co. Ltd.	112,800	1,904
	Prima Meat Packers Ltd.	112,188	1,903
	Kameda Seika Co. Ltd.	56,200	1,901
	Takara Standard Co. Ltd.	173,599	1,895
	One REIT Inc.	999	1,894
	Ryosan Co. Ltd.	83,157	1,885
	Shibuya Corp.	96,300	1,878
	Cybozu Inc.	92,400	1,874
	Monogatari Corp.	37,340	1,871
	Topre Corp.	189,600	1,850
[1]	Snow Peak Inc.	111,400	1,850
	BML Inc.	74,200	1,845
	San-Ai Oil Co. Ltd.	177,200	1,844
	Kanamoto Co. Ltd.	105,500	1,835
	Shizuoka Gas Co. Ltd.	208,300	1,826
	Nitto Kogyo Corp.	97,488	1,825
	Keiyo Bank Ltd.	383,300	1,821
	Tokyotokeiba Co. Ltd.	60,900	1,815
	Nitto Boseki Co. Ltd.	114,811	1,811
	Eizo Corp.	64,556	1,804
	Maxell Ltd.	165,200	1,803
	Premium Group Co. Ltd.	145,900	1,801
	JCU Corp.	72,600	1,800
	Chudenko Corp.	109,100	1,799
	SAMTY Co. Ltd.	113,900	1,799
	Nissan Shatai Co. Ltd.	258,414	1,796
[1]	Tri Chemical Laboratories Inc.	98,576	1,790
	Nippon Signal Co. Ltd.	221,616	1,780
	Toyo Construction Co. Ltd.	269,800	1,773
	Japan Wool Textile Co. Ltd.	237,989	1,772
	Fuji Seal International Inc.	135,900	1,766
	Nippon Yakin Kogyo Co. Ltd.	50,779	1,760
	Toho Bank Ltd.	947,664	1,759
	Tokyu Construction Co. Ltd.	344,700	1,754
	Token Corp.	28,986	1,753
[1]	Kura Sushi Inc.	75,400	1,752
	Kitz Corp.	276,448	1,751
	Arata Corp.	53,859	1,747
	Financial Partners Group Co. Ltd.	212,500	1,740
	Morita Holdings Corp.	185,766	1,739
	Tamura Corp.	305,000	1,739
[1]	Okinawa Financial Group Inc.	93,544	1,739
	Nitta Corp.	78,400	1,734
	Japan Lifeline Co. Ltd.	235,800	1,733
	Future Corp.	132,900	1,731
*	Chiyoda Corp.	579,700	1,724
	TOMONY Holdings Inc.	558,300	1,715
	Digital Arts Inc.	38,300	1,711
	SKY Perfect JSAT Holdings Inc.	442,900	1,710
	Shibaura Machine Co. Ltd.	77,900	1,707
	Nagaileben Co. Ltd.	112,400	1,703

		Shares	Market Value ($000)
	Bunka Shutter Co. Ltd.	190,000	1,702
[1]	Hiday Hidaka Corp.	106,419	1,692
	Yokowo Co. Ltd.	97,737	1,690
	Argo Graphics Inc.	53,900	1,686
	Mitsuuroko Group Holdings Co. Ltd.	185,600	1,686
	Yuasa Trading Co. Ltd.	59,100	1,684
	Elecom Co. Ltd.	160,300	1,683
	Hioki EE Corp.	29,400	1,681
*,1	Oisix ra daichi Inc.	99,618	1,681
	Tocalo Co. Ltd.	175,400	1,680
	Raiznext Corp.	164,900	1,677
	PAL GROUP Holdings Co. Ltd.	78,000	1,673
*	Nippon Sheet Glass Co. Ltd.	344,600	1,668
	Toyo Tanso Co. Ltd.	52,210	1,667
	Star Micronics Co. Ltd.	127,698	1,666
[1]	JVCKenwood Corp.	596,140	1,664
	Prestige International Inc.	297,400	1,659
	Tsugami Corp.	149,900	1,659
	FCC Co. Ltd.	148,443	1,654
*	Ichigo Inc.	717,600	1,645
	Towa Pharmaceutical Co. Ltd.	103,982	1,642
	Takara Leben Real Estate Investment Corp.	2,190	1,642
	Fuji Co. Ltd.	114,000	1,628
	Relia Inc.	144,100	1,625
	Insource Co. Ltd.	144,000	1,620
	Avex Inc.	119,900	1,619
	Meiko Electronics Co. Ltd.	72,057	1,615
	Bank of Nagoya Ltd.	59,112	1,608
	Nissin Electric Co. Ltd.	155,000	1,607
[1]	JINS Holdings Inc.	53,200	1,602
[1]	Health Care & Medical Investment Corp.	1,283	1,598
	Shima Seiki Manufacturing Ltd.	104,500	1,583
	Japan Pulp & Paper Co. Ltd.	37,500	1,582
	Restar Holdings Corp.	93,200	1,581
[1]	Ringer Hut Co. Ltd.	90,300	1,575
	Sekisui Jushi Corp.	103,600	1,572
	Mitsubishi Logisnext Co. Ltd.	281,600	1,570
	J Trust Co. Ltd.	357,200	1,569
*	M&A Capital Partners Co. Ltd.	46,300	1,568
	Procrea Holdings Inc.	87,461	1,566
	Noritsu Koki Co. Ltd.	86,400	1,565
	Comture Corp.	81,300	1,563
	Tsubaki Nakashima Co. Ltd.	177,300	1,555
	Management Solutions Co. Ltd.	57,236	1,555
	FULLCAST Holdings Co. Ltd.	71,446	1,552
	Life Corp.	71,000	1,549
	Hirata Corp.	31,311	1,549
	S Foods Inc.	66,600	1,522
	Koa Corp.	104,300	1,520
	Taihei Dengyo Kaisha Ltd.	56,500	1,514
	Ishihara Sangyo Kaisha Ltd.	177,700	1,513
	Sanyo Special Steel Co. Ltd.	78,870	1,513
	Yamagata Bank Ltd.	153,185	1,512
	Curves Holdings Co. Ltd.	235,608	1,506
	Hyakujushi Bank Ltd.	95,600	1,502
	MARUKA FURUSATO Corp.	55,600	1,496
	Nippon Pillar Packing Co. Ltd.	61,300	1,491
	United Arrows Ltd.	110,167	1,488

		Shares	Market Value ($000)
	Ricoh Leasing Co. Ltd.	49,606	1,482
	Shoei Foods Corp.	46,300	1,480
	Mandom Corp.	130,454	1,479
	Okamoto Industries Inc.	49,100	1,478
	Eiken Chemical Co. Ltd.	120,400	1,474
	Mitsubishi Shokuhin Co. Ltd.	60,900	1,468
	Saibu Gas Holdings Co. Ltd.	103,673	1,466
	Bank of Iwate Ltd.	87,724	1,460
	GLOBERIDE Inc.	71,000	1,456
	RS Technologies Co. Ltd.	47,800	1,453
	Itochu Enex Co. Ltd.	169,300	1,451
	Yellow Hat Ltd.	105,800	1,451
[1]	Gree Inc.	264,700	1,440
	Fujimori Kogyo Co. Ltd.	56,000	1,438
	Sanyo Denki Co. Ltd.	29,600	1,435
	Starts Proceed Investment Corp.	819	1,435
	Intage Holdings Inc.	118,800	1,432
	Belc Co. Ltd.	33,200	1,430
	PHC Holdings Corp.	120,300	1,427
	Daikyonishikawa Corp.	302,300	1,422
	Wakita & Co. Ltd.	152,200	1,420
	Nippon Denko Co. Ltd.	472,990	1,413
	Noritz Corp.	121,387	1,403
	Hamakyorex Co. Ltd.	55,800	1,397
	Chofu Seisakusho Co. Ltd.	85,700	1,395
	Pacific Industrial Co. Ltd.	168,300	1,395
	Bell System24 Holdings Inc.	121,200	1,395
	Nishio Rent All Co. Ltd.	57,800	1,394
	Fukushima Galilei Co. Ltd.	40,900	1,388
	Sato Holdings Corp.	85,100	1,387
	Axial Retailing Inc.	51,130	1,386
	Hakuto Co. Ltd.	39,600	1,386
	Nippon Koei Co. Ltd.	50,300	1,382
	Geo Holdings Corp.	94,200	1,376
	Oyo Corp.	88,200	1,376
	SBS Holdings Inc.	60,100	1,372
	Mizuno Corp.	60,156	1,365
	Fujicco Co. Ltd.	93,705	1,363
	Doutor Nichires Holdings Co. Ltd.	94,737	1,363
	Okinawa Electric Power Co. Inc.	163,608	1,361
	Macromill Inc.	154,200	1,361
*	giftee Inc.	79,504	1,361
	TRE Holdings Corp.	120,400	1,357
[1]	Kisoji Co. Ltd.	81,160	1,343
	Anicom Holdings Inc.	282,500	1,343
	Valqua Ltd.	54,400	1,342
	Roland Corp.	44,900	1,341
	Siix Corp.	123,200	1,331
	Maruzen Showa Unyu Co. Ltd.	54,800	1,328
	Keihanshin Building Co. Ltd.	125,700	1,324
	Yonex Co. Ltd.	135,100	1,321
[1]	Aeon Hokkaido Corp.	187,800	1,318
	Nippon Seiki Co. Ltd.	203,532	1,312
	IDOM Inc.	203,300	1,310
	ESPEC Corp.	83,908	1,309
	Onward Holdings Co. Ltd.	512,756	1,306
	Konishi Co. Ltd.	92,100	1,306
	Shin-Etsu Polymer Co. Ltd.	131,200	1,306

		Shares	Market Value ($000)
	Nippon Carbon Co. Ltd.	38,300	1,304
	Sakata INX Corp.	154,100	1,299
	Furukawa Co. Ltd.	127,298	1,298
	Aoyama Trading Co. Ltd.	185,500	1,297
	Yokorei Co. Ltd.	153,200	1,290
	Shin Nippon Biomedical Laboratories Ltd.	71,400	1,285
	Aida Engineering Ltd.	203,806	1,280
	Nippon Kanzai Co. Ltd.	64,900	1,278
	Micronics Japan Co. Ltd.	118,800	1,274
	Kanto Denka Kogyo Co. Ltd.	164,000	1,273
	Riso Kagaku Corp.	75,684	1,263
	Zuken Inc.	51,700	1,262
	Infocom Corp.	74,740	1,260
	LITALICO Inc.	61,700	1,260
	Kyokuto Kaihatsu Kogyo Co. Ltd.	109,200	1,254
	Senshu Electric Co. Ltd.	46,882	1,250
	Nippon Ceramic Co. Ltd.	66,800	1,245
	Chugoku Marine Paints Ltd.	163,100	1,242
	Nittetsu Mining Co. Ltd.	44,400	1,236
	Yondoshi Holdings Inc.	89,400	1,235
	Samty Residential Investment Corp.	1,473	1,235
	Oiles Corp.	103,108	1,227
	Trancom Co. Ltd.	21,400	1,226
	Konoike Transport Co. Ltd.	102,400	1,215
	Daiichi Jitsugyo Co. Ltd.	33,500	1,212
	Bando Chemical Industries Ltd.	153,400	1,202
	Tosei REIT Investment Corp.	1,188	1,202
	VT Holdings Co. Ltd.	311,800	1,200
	Towa Corp.	80,465	1,199
	Giken Ltd.	52,500	1,195
	Tokyo Electron Device Ltd.	20,300	1,192
	San ju San Financial Group Inc.	92,752	1,191
	Shinko Shoji Co. Ltd.	116,800	1,189
	Pasona Group Inc.	73,500	1,186
	S-Pool Inc.	197,860	1,182
	COLOPL Inc.	229,700	1,176
	Piolax Inc.	85,500	1,170
*	Japan Display Inc.	3,442,400	1,169
	Tsurumi Manufacturing Co. Ltd.	75,500	1,166
	TSI Holdings Co. Ltd.	288,900	1,166
[1]	Sankei Real Estate Inc.	1,706	1,162
	Megachips Corp.	55,581	1,161
	Tosei Corp.	101,600	1,160
	KeePer Technical Laboratory Co. Ltd.	44,936	1,158
	Tama Home Co. Ltd.	47,000	1,154
	Mitani Sekisan Co. Ltd.	35,300	1,153
	Sparx Group Co. Ltd.	82,220	1,151
	Hibiya Engineering Ltd.	76,100	1,149
	TechMatrix Corp.	83,900	1,149
*	Matsuya Co. Ltd.	130,600	1,145
*,1	SRE Holdings Corp.	35,896	1,141
	Daiki Aluminium Industry Co. Ltd.	102,930	1,141
	Shikoku Kasei Holdings Corp.	115,700	1,138
[1]	Toa Corp.	58,700	1,137
	Uchida Yoko Co. Ltd.	31,300	1,137
	Weathernews Inc.	20,800	1,133
	Miyazaki Bank Ltd.	54,893	1,125
	Koshidaka Holdings Co. Ltd.	155,308	1,125

		Shares	Market Value ($000)
	KFC Holdings Japan Ltd.	52,200	1,124
	Sintokogio Ltd.	201,500	1,120
[1]	DyDo Group Holdings Inc.	30,644	1,115
	EM Systems Co. Ltd.	153,600	1,115
	Sakai Moving Service Co. Ltd.	32,100	1,110
	Exedy Corp.	82,300	1,107
	Mitsubishi Research Institute Inc.	28,400	1,105
[1]	Retail Partners Co. Ltd.	104,800	1,104
	Torii Pharmaceutical Co. Ltd.	46,000	1,102
	Tamron Co. Ltd.	45,400	1,101
	Sodick Co. Ltd.	188,378	1,096
	Mori Trust Hotel REIT Inc.	1,056	1,094
[1]	Ki-Star Real Estate Co. Ltd.	28,700	1,092
	Press Kogyo Co. Ltd.	313,200	1,088
	Asahi Diamond Industrial Co. Ltd.	189,322	1,087
	Komori Corp.	158,900	1,073
	Hokuto Corp.	73,724	1,072
	Daito Pharmaceutical Co. Ltd.	52,800	1,069
	Marudai Food Co. Ltd.	95,318	1,068
	Alconix Corp.	99,614	1,068
	Arcland Sakamoto Co. Ltd.	94,300	1,062
	Ryobi Ltd.	108,887	1,060
	Arcland Service Holdings Co. Ltd.	63,800	1,060
	Doshisha Co. Ltd.	80,800	1,058
	Nohmi Bosai Ltd.	79,700	1,057
	Takasago International Corp.	53,200	1,055
	SWCC Showa Holdings Co. Ltd.	74,700	1,054
	Osaka Organic Chemical Industry Ltd.	63,900	1,054
	METAWATER Co. Ltd.	79,600	1,051
	Teikoku Electric Manufacturing Co. Ltd.	55,800	1,050
	Meisei Industrial Co. Ltd.	164,700	1,050
	Joshin Denki Co. Ltd.	68,226	1,049
	Seikagaku Corp.	163,341	1,044
	ASAHI YUKIZAI Corp.	45,511	1,043
	Kyokuyo Co. Ltd.	35,100	1,036
	Broadleaf Co. Ltd.	293,400	1,036
	Mimasu Semiconductor Industry Co. Ltd.	52,200	1,035
	NS United Kaiun Kaisha Ltd.	34,300	1,033
	Sumitomo Seika Chemicals Co. Ltd.	32,300	1,032
	Sanyo Electric Railway Co. Ltd.	61,384	1,029
	YA-MAN Ltd.	97,600	1,026
	Genky DrugStores Co. Ltd.	35,500	1,023
	J-Oil Mills Inc.	83,800	1,018
	Yamanashi Chuo Bank Ltd.	107,117	1,008
	Fujibo Holdings Inc.	40,400	1,007
	Sala Corp.	173,600	1,007
	Sanyo Chemical Industries Ltd.	30,754	1,003
	Sinfonia Technology Co. Ltd.	82,900	1,002
[1]	Tanseisha Co. Ltd.	179,400	996
	Tsukishima Kikai Co. Ltd.	128,700	996
	Kurabo Industries Ltd.	57,900	993
	YAMABIKO Corp.	113,400	993
	Vector Inc.	100,000	987
	Daiho Corp.	34,900	985
	Oriental Shiraishi Corp.	410,694	981
	Nippon Parking Development Co. Ltd.	491,400	978
	Tokai Corp.	64,900	977
	St. Marc Holdings Co. Ltd.	72,355	975

		Shares	Market Value ($000)
[1]	Fujio Food Group Inc.	89,500	975
	Sinanen Holdings Co. Ltd.	33,000	974
	Hosokawa Micron Corp.	45,600	972
*	Nippon Chemi-Con Corp.	76,181	971
*	Asanuma Corp.	38,700	970
	T-Gaia Corp.	75,600	966
	Tachibana Eletech Co. Ltd.	68,534	966
[1]	Ryoyo Electro Corp.	53,942	964
	Towa Bank Ltd.	201,350	963
[1]	ESCON Japan REIT Investment Corp.	1,085	962
	Zenrin Co. Ltd.	154,150	958
*,1	Remixpoint Inc.	441,602	957
	Nippon Fine Chemical Co. Ltd.	51,600	956
[1]	Pharma Foods International Co. Ltd.	93,016	954
	Tachi-S Co. Ltd.	103,200	952
	Daiken Corp.	56,300	951
	Belluna Co. Ltd.	175,900	946
	Fukui Bank Ltd.	73,455	945
	Katakura Industries Co. Ltd.	69,492	944
	Ehime Bank Ltd.	126,800	940
*	Vision Inc.	84,065	940
	Key Coffee Inc.	59,293	939
	Sumitomo Densetsu Co. Ltd.	51,400	939
	Alpha Systems Inc.	28,900	937
	Topy Industries Ltd.	72,579	936
[1]	Riso Kyoiku Co. Ltd.	332,800	935
*	Kappa Create Co. Ltd.	85,588	935
	WingArc1st Inc.	61,500	935
	TOC Co. Ltd.	178,046	933
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	932
	Teikoku Sen-I Co. Ltd.	77,484	928
	Usen-Next Holdings Co. Ltd.	54,600	927
	Nippon Thompson Co. Ltd.	202,100	926
	Oita Bank Ltd.	54,907	924
	Starzen Co. Ltd.	56,200	921
	Matsuyafoods Holdings Co. Ltd.	29,700	920
	ES-Con Japan Ltd.	142,000	918
	Union Tool Co.	34,800	918
	Daiwa Industries Ltd.	97,600	909
	Elan Corp.	116,700	906
	ARTERIA Networks Corp.	93,500	903
	Midac Holdings Co. Ltd.	41,310	903
	Futaba Corp.	209,832	902
	TPR Co. Ltd.	88,629	899
	Unipres Corp.	149,980	897
	Direct Marketing MiX Inc.	69,900	889
[1]	Alpen Co. Ltd.	59,300	888
[1]	I'll Inc.	59,700	886
	Sun Frontier Fudousan Co. Ltd.	101,800	878
	Inageya Co. Ltd.	87,600	876
	Nissei ASB Machine Co. Ltd.	25,200	875
*	Shibaura Mechatronics Corp.	10,400	875
	Akita Bank Ltd.	60,300	873
	Nichireki Co. Ltd.	81,500	872
	Sinko Industries Ltd.	71,641	864
*	Istyle Inc.	226,800	863
*,1	Sourcenext Corp.	385,400	861
	Rock Field Co. Ltd.	70,168	860

		Shares	Market Value ($000)
	Roland DG Corp.	38,400	859
	CONEXIO Corp.	58,300	858
[1]	Obara Group Inc.	29,540	855
	Riken Vitamin Co. Ltd.	57,700	855
	Ines Corp.	80,100	854
	Toyo Corp.	82,617	853
	Torishima Pump Manufacturing Co. Ltd.	72,800	852
	Mirarth Holdings Inc.	286,400	848
	ValueCommerce Co. Ltd.	61,800	848
	JAC Recruitment Co. Ltd.	46,500	845
	Takamatsu Construction Group Co. Ltd.	54,800	839
	Tenma Corp.	49,100	838
	Carta Holdings Inc.	64,500	836
[1]	Pack Corp.	41,500	830
	Computer Engineering & Consulting Ltd.	71,070	828
	Pacific Metals Co. Ltd.	53,608	828
[1]	Airtrip Corp.	40,018	821
	Halows Co. Ltd.	33,300	816
	K&O Energy Group Inc.	52,300	812
	Qol Holdings Co. Ltd.	89,799	812
	MEC Co. Ltd.	42,000	812
	Bank of the Ryukyus Ltd.	108,867	809
	Kyoei Steel Ltd.	74,012	809
	Keiyo Co. Ltd.	116,600	806
*	Modec Inc.	73,888	804
	Link And Motivation Inc.	158,300	804
	FIDEA Holdings Co. Ltd.	70,320	803
	Shin Nippon Air Technologies Co. Ltd.	53,300	795
[1]	Nippon Road Co. Ltd.	16,500	788
	Happinet Corp.	50,300	786
	Gakken Holdings Co. Ltd.	104,700	786
	TV Asahi Holdings Corp.	75,600	782
	Pressance Corp.	61,148	782
	Daikokutenbussan Co. Ltd.	18,600	779
	Sagami Holdings Corp.	80,196	764
	Nagatanien Holdings Co. Ltd.	48,500	760
	Onoken Co. Ltd.	63,100	758
	Nihon Nohyaku Co. Ltd.	137,500	757
*	Seria Co. Ltd.	34,339	755
	Solasto Corp.	143,100	754
	Aichi Steel Corp.	42,302	751
*	Mitsui E&S Holdings Co. Ltd.	241,400	751
	Enplas Corp.	25,953	750
	Okabe Co. Ltd.	132,735	745
	Canon Electronics Inc.	56,494	742
	Cawachi Ltd.	42,900	741
	Toho Zinc Co. Ltd.	43,978	738
*	m-up Holdings Inc.	76,700	734
	Tochigi Bank Ltd.	309,712	732
	HI-LEX Corp.	82,500	732
	Fixstars Corp.	72,200	730
	Mie Kotsu Group Holdings Inc.	189,799	729
	Shikoku Bank Ltd.	94,940	728
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	728
	gremz Inc.	46,800	728
	Chori Co. Ltd.	39,800	726
	Sumitomo Riko Co. Ltd.	147,700	726
*	Optim Corp.	82,338	726

		Shares	Market Value ($000)
	Hoosiers Holdings	118,700	724
	SIGMAXYZ Holdings Inc.	68,000	724
*	Avant Group Corp.	65,000	724
	Matsuda Sangyo Co. Ltd.	39,600	722
	Sumida Corp.	64,809	722
	G-7 Holdings Inc.	58,200	721
	Neturen Co. Ltd.	135,300	718
	AOKI Holdings Inc.	135,504	714
[1]	Poletowin Pitcrew Holdings Inc.	105,500	711
[1]	Marusan Securities Co. Ltd.	214,855	708
	Futaba Industrial Co. Ltd.	234,800	707
	Komatsu Matere Co. Ltd.	119,200	703
	Yamashin-Filter Corp.	165,800	703
	Tokushu Tokai Paper Co. Ltd.	31,300	701
*	Net Protections Holdings Inc.	153,100	699
	Denyo Co. Ltd.	58,400	697
	Kamei Corp.	63,300	695
	Tatsuta Electric Wire and Cable Co. Ltd.	125,000	687
	Softcreate Holdings Corp.	26,739	681
	Inui Global Logistics Co. Ltd.	43,808	675
[1]	Kitanotatsujin Corp.	263,000	672
	Sakai Chemical Industry Co. Ltd.	47,409	666
	V Technology Co. Ltd.	32,100	665
	Nichiden Corp.	47,500	659
[1]	Xebio Holdings Co. Ltd.	92,108	657
	YAKUODO Holdings Co. Ltd.	32,800	655
	Kanaden Corp.	75,900	653
	France Bed Holdings Co. Ltd.	86,400	650
	Sanshin Electronics Co. Ltd.	33,400	650
	G-Tekt Corp.	54,500	648
[1]	IR Japan Holdings Ltd.	46,000	648
	Miroku Jyoho Service Co. Ltd.	51,200	642
	Shindengen Electric Manufacturing Co. Ltd.	24,600	639
	Kansai Super Market Ltd.	62,800	638
	Nissin Corp.	37,400	637
	Yorozu Corp.	112,176	633
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	631
	Toyo Kanetsu KK	30,600	630
	Eagle Industry Co. Ltd.	71,700	629
	Dai-Dan Co. Ltd.	37,100	629
[1]	GMO GlobalSign Holdings KK	18,778	626
	Anest Iwata Corp.	92,900	625
	Elematec Corp.	49,200	624
	Osaki Electric Co. Ltd.	150,600	624
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	619
	Kurimoto Ltd.	43,400	618
	Maxvalu Tokai Co. Ltd.	28,400	616
	Optorun Co. Ltd.	31,000	612
*,1	Open Door Inc.	43,200	610
	CMK Corp.	155,200	609
	Japan Transcity Corp.	145,592	601
	SB Technology Corp.	39,800	601
	Fudo Tetra Corp.	50,320	598
*	PIA Corp.	23,100	596
[1]	Raccoon Holdings Inc.	65,162	593
*	Fujita Kanko Inc.	22,400	590
	Riken Technos Corp.	144,600	590
[1]	Fukuda Corp.	16,800	588

		Shares	Market Value ($000)
	Yurtec Corp.	99,400	585
	Vital KSK Holdings Inc.	90,700	585
	DKK Co. Ltd.	38,780	575
[1]	Taki Chemical Co. Ltd.	16,200	575
	Chiyoda Integre Co. Ltd.	33,000	574
[1]	Kamakura Shinsho Ltd.	69,600	573
[1]	Fujiya Co. Ltd.	28,900	565
[1]	Proto Corp.	57,600	564
	Itochu-Shokuhin Co. Ltd.	14,400	559
	Icom Inc.	28,500	559
	Aiphone Co. Ltd.	37,200	555
*,1	MedPeer Inc.	49,500	554
*	Atrae Inc.	56,816	553
	Goldcrest Co. Ltd.	43,980	552
	Chubu Shiryo Co. Ltd.	68,600	547
	Mitsuba Corp.	136,724	540
	Achilles Corp.	55,900	538
	ASKA Pharmaceutical Holdings Co. Ltd.	55,900	538
	Toenec Corp.	20,200	537
	LEC Inc.	69,648	536
	Yukiguni Maitake Co. Ltd.	66,200	535
[1]	Shinwa Co. Ltd.	32,400	529
[1]	Sanei Architecture Planning Co. Ltd.	45,800	526
	Hochiki Corp.	46,900	524
	CAC Holdings Corp.	47,100	522
	JDC Corp.	121,600	521
	Shibusawa Warehouse Co. Ltd.	32,209	519
	Takaoka Toko Co. Ltd.	31,900	518
	Tekken Corp.	36,600	516
	World Co. Ltd.	49,300	514
	Cleanup Corp.	101,900	512
	CI Takiron Corp.	126,900	511
	Godo Steel Ltd.	26,400	509
	Stella Chemifa Corp.	25,400	506
[1]	Okuwa Co. Ltd.	71,500	506
	World Holdings Co. Ltd.	25,200	505
[1]	JM Holdings Co. Ltd.	35,700	503
	Cosel Co. Ltd.	58,400	499
	Tonami Holdings Co. Ltd.	17,600	498
	Aisan Industry Co. Ltd.	85,100	494
	Furuno Electric Co. Ltd.	68,900	494
[1]	Studio Alice Co. Ltd.	29,800	490
	Krosaki Harima Corp.	10,600	488
[1]	V-Cube Inc.	86,165	488
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	486
*	Kintetsu Department Store Co. Ltd.	24,500	485
	Ryoden Corp.	35,500	480
	Nichiban Co. Ltd.	34,300	479
	ZIGExN Co. Ltd.	162,900	478
[1]	Media Do Co. Ltd.	35,721	477
[1]	Aeon Fantasy Co. Ltd.	19,800	475
	JP-Holdings Inc.	180,300	473
	Honeys Holdings Co. Ltd.	41,790	472
	Marvelous Inc.	88,000	471
[1]	Asahi Co. Ltd.	44,500	471
	Medical Data Vision Co. Ltd.	61,800	468
*	KNT-CT Holdings Co. Ltd.	35,800	467
	Nakayama Steel Works Ltd.	61,200	464

		Shares	Market Value ($000)
[1]	Ichiyoshi Securities Co. Ltd.	96,700	462
	Sankyo Seiko Co. Ltd.	125,197	462
	Kyokuto Securities Co. Ltd.	101,000	461
	Daido Metal Co. Ltd.	119,200	459
	SRA Holdings	19,100	459
	Bank of Saga Ltd.	32,100	458
	BRONCO BILLY Co. Ltd.	24,200	458
	Mars Group Holdings Corp.	25,000	457
	Kyodo Printing Co. Ltd.	20,600	456
	Hodogaya Chemical Co. Ltd.	17,500	451
	CMIC Holdings Co. Ltd.	33,300	451
	Shimizu Bank Ltd.	37,800	451
*	Nakanishi Inc.	21,200	450
	Rheon Automatic Machinery Co. Ltd.	53,615	449
*	Akebono Brake Industry Co. Ltd.	375,983	447
*	WATAMI Co. Ltd.	59,400	447
	Ichikoh Industries Ltd.	148,566	445
	Shinnihon Corp.	69,800	445
	Tess Holdings Co. Ltd.	48,400	443
*	KLab Inc.	135,560	438
[1]	Aruhi Corp.	55,126	438
	Central Security Patrols Co. Ltd.	21,595	436
	Airport Facilities Co. Ltd.	108,900	434
	Sankyo Tateyama Inc.	83,600	434
	CTS Co. Ltd.	69,742	433
	Tayca Corp.	46,232	432
[1]	Melco Holdings Inc.	16,600	428
*	Ferrotec Holdings Corp.	16,900	423
	Hokkaido Gas Co. Ltd.	30,800	422
	Tokyo Energy & Systems Inc.	57,500	420
	Aichi Corp.	69,900	419
	Riken Corp.	22,400	419
	Yahagi Construction Co. Ltd.	67,700	414
	Fukui Computer Holdings Inc.	17,900	413
	Feed One Co. Ltd.	77,820	410
	Advan Group Co. Ltd.	60,400	409
	Dai Nippon Toryo Co. Ltd.	67,000	407
[1]	Kyosan Electric Manufacturing Co. Ltd.	129,100	406
[1]	Wellneo Sugar Co. Ltd.	31,325	401
[1]	Digital Holdings Inc.	40,945	399
	Moriroku Holdings Co. Ltd.	29,100	399
	Enigmo Inc.	83,000	396
	Chiyoda Co. Ltd.	64,200	392
*	Jamco Corp.	33,800	389
	NEC Capital Solutions Ltd.	20,400	389
	Tosho Co. Ltd.	41,800	386
	Iseki & Co. Ltd.	40,887	385
	Taisei Lamick Co. Ltd.	17,100	385
	Furukawa Battery Co. Ltd.	46,455	385
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	384
	Japan Best Rescue System Co. Ltd.	59,965	379
	Koatsu Gas Kogyo Co. Ltd.	73,900	378
	Tomoku Co. Ltd.	29,100	378
	JSP Corp.	30,700	373
	Kenko Mayonnaise Co. Ltd.	35,300	370
	ST Corp.	30,300	366
[1]	Ministop Co. Ltd.	33,100	361
	Fuji Pharma Co. Ltd.	43,800	359

		Shares	Market Value ($000)
	Hisaka Works Ltd.	54,100	359
*	TerraSky Co. Ltd.	22,910	357
	Amuse Inc.	26,700	356
	FAN Communications Inc.	111,900	355
*	Taiko Pharmaceutical Co. Ltd.	119,237	352
[1]	Nippon Coke & Engineering Co. Ltd.	494,700	351
	Toa Corp. (XTKS)	58,900	351
	Seika Corp.	27,900	347
	WDB Holdings Co. Ltd.	20,712	343
	Arakawa Chemical Industries Ltd.	44,600	342
[1]	Rokko Butter Co. Ltd.	33,000	336
	Shimojima Co. Ltd.	45,800	336
	Hito Communications Holdings Inc.	26,766	336
	Maezawa Kyuso Industries Co. Ltd.	47,000	334
	Nitto Kohki Co. Ltd.	28,100	332
	Ubicom Holdings Inc.	18,700	332
	Corona Corp. Class A	46,600	330
	DKS Co. Ltd.	22,000	330
	Artnature Inc.	54,800	319
*	Okinawa Cellular Telephone Co.	13,163	318
	Nihon Chouzai Co. Ltd.	34,900	315
	Hokkan Holdings Ltd.	28,200	306
	Sanoh Industrial Co. Ltd.	60,600	301
	Kawada Technologies Inc.	11,500	301
	Okura Industrial Co. Ltd.	20,700	300
	Ebase Co. Ltd.	68,800	300
	Central Sports Co. Ltd.	15,675	299
*	FDK Corp.	41,914	299
	Nippon Rietec Co. Ltd.	43,100	298
	Osaka Steel Co. Ltd.	31,000	297
	Yushin Precision Equipment Co. Ltd.	55,200	295
	Fuso Pharmaceutical Industries Ltd.	19,700	294
	Pronexus Inc.	39,035	293
*	Gurunavi Inc.	93,300	285
	Nippon Sharyo Ltd.	18,500	282
	MTI Ltd.	70,000	278
[1]	Kojima Co. Ltd.	63,300	277
	Nihon Tokushu Toryo Co. Ltd.	40,500	276
	Sekisui Kasei Co. Ltd.	90,300	271
	Nihon Trim Co. Ltd.	11,900	269
	Tsutsumi Jewelry Co. Ltd.	18,200	269
*	Unitika Ltd.	140,200	264
	LIFULL Co. Ltd.	152,800	262
[1]	Inaba Seisakusho Co. Ltd.	24,400	261
	Chuo Spring Co. Ltd.	43,600	253
	Akatsuki Inc.	14,200	253
	Kanamic Network Co. Ltd.	56,600	250
	Tv Tokyo Holdings Corp.	16,000	242
[1]	Fibergate Inc.	33,349	235
*	BrainPad Inc.	41,157	233
	Gecoss Corp.	34,200	232
[1]	Tokyo Individualized Educational Institute Inc.	55,312	231
*	COOKPAD Inc.	137,800	231
	Ohara Inc.	24,388	228
*	Kourakuen Holdings Corp.	26,400	222
[1]	Tokyo Rakutenchi Co. Ltd.	6,900	222
	Japan Medical Dynamic Marketing Inc.	32,118	215
[1]	Daisyo Corp.	25,700	209

		Shares	Market Value ($000)
*	RPA Holdings Inc.	86,600	208
*	Gunosy Inc.	42,000	207
	Oro Co. Ltd.	13,967	206
	I-PEX Inc.	22,900	204
	Nisso Corp.	44,600	204
	Wowow Inc.	20,400	196
	Taiho Kogyo Co. Ltd.	37,900	194
	Takamiya Co. Ltd.	62,800	181
*	West Holdings Corp.	6,000	180
[1]	CHIMNEY Co. Ltd.	20,000	175
*	Universal Entertainment Corp.	9,000	171
	Linical Co. Ltd.	28,300	157
*	Takatori Corp.	2,200	139
*	Tsuburaya Fields Holdings Inc.	6,900	137
*,1	Right On Co. Ltd.	28,800	130
*	KPP Group Holdings Co. Ltd.	18,500	126
	Robot Home Inc.	94,100	122
*	Toyo Gosei Co. Ltd.	1,500	107
*	Kosaido Holdings Co. Ltd.	5,900	87
*,1	Nichi-iko Pharmaceutical Co. Ltd.	154,000	80
*	Furuya Metal Co. Ltd.	900	68
*	PKSHA Technology Inc.	4,800	67
*	Arisawa Manufacturing Co. Ltd.	6,100	66
*,1	Tokyo Base Co. Ltd.	20,000	62
*	Altech Corp.	1,600	28
*	CTI Engineering Co. Ltd.	1,100	28
*	Sun Corp.	1,500	27
			1,388,628
Kuwait (0.2%)
	National Industries Group Holding SAK	6,490,934	4,555
	Kuwait Projects Co. Holding KSCP	7,511,393	2,774
*	Warba Bank KSCP	3,449,822	2,721
	Boursa Kuwait Securities Co. KPSC	382,697	2,559
	Jazeera Airways Co. KSCP	281,650	1,497
*	National Real Estate Co. KPSC	4,381,384	1,456
	Kuwait International Bank KSCP	2,008,241	1,339
	Alimtiaz Investment Group KSC	3,634,723	830
	Integrated Holding Co. KCSC	652,260	778
			18,509
Malaysia (0.8%)
	Inari Amertron Bhd.	10,518,300	6,447
	TIME dotCom Bhd.	3,570,300	4,407
	My EG Services Bhd.	17,094,500	3,663
	Carlsberg Brewery Malaysia Bhd.	569,900	3,149
	Bursa Malaysia Bhd.	1,949,154	3,068
	D&O Green Technologies Bhd.	2,736,600	3,057
	Frontken Corp. Bhd.	3,859,650	3,009
	Sunway REIT	7,979,800	2,941
	Yinson Holdings Bhd.	4,644,340	2,932
	ViTrox Corp. Bhd.	1,501,200	2,775
	Pentamaster Corp. Bhd.	2,192,950	2,506
	Malaysian Pacific Industries Bhd.	317,500	2,497
	VS Industry Bhd.	9,834,450	2,246
	Genting Plantations Bhd.	1,552,773	2,211
	Sunway Bhd.	5,829,688	2,205
	KPJ Healthcare Bhd.	8,448,400	2,042
	Axis REIT	4,643,200	2,015

		Shares	Market Value ($000)
*	Bumi Armada Bhd.	14,204,800	1,926
	Mega First Corp. Bhd.	2,267,200	1,896
*	PMB Technology Bhd	1,874,100	1,866
	Scientex Bhd.	2,192,100	1,817
*	Greatech Technology Bhd.	1,450,400	1,754
	United Plantations Bhd.	471,200	1,714
	UMW Holdings Bhd.	1,926,300	1,673
	BerMaz Auto Bhd.	3,093,040	1,576
	CTOS Digital Bhd.	4,154,300	1,506
*	Dagang NeXchange Bhd.	9,335,100	1,445
	DRB-Hicom Bhd.	3,156,427	1,306
	Supermax Corporation Bhd.	6,730,700	1,282
	UWC Bhd.	1,315,500	1,262
	Kossan Rubber Industries Bhd.	4,840,600	1,195
*	Malaysia Building Society Bhd.	8,234,300	1,171
	Padini Holdings Bhd.	1,330,200	1,140
	Berjaya Sports Toto Bhd.	2,817,340	1,065
	AEON Credit Service M Bhd.	354,700	1,051
*	Berjaya Corp. Bhd.	12,538,763	957
	SP Setia Bhd. Group	5,496,600	900
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	753
[2]	Lotte Chemical Titan Holding Bhd.	1,843,705	680
*	Velesto Energy Bhd.	12,183,080	662
	Malaysian Resources Corp. Bhd.	7,777,538	604
*	Hong Seng Consolidated Bhd.	12,118,400	571
	Cahya Mata Sarawak Bhd.	1,862,300	530
*	Leong Hup International Bhd.	3,774,300	439
*	UEM Sunrise Bhd.	4,211,200	268
	WCT Holdings Bhd.	2,548,151	261
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	30
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	23
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	8
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	1
			84,502
Mexico (0.4%)
	Corp. Inmobiliaria Vesta SAB de CV	2,460,042	6,720
	TF Administradora Industrial S de RL de CV	3,001,613	5,096
[2]	Macquarie Mexico Real Estate Management SA de CV	2,828,402	4,781
*	Alsea SAB de CV	1,888,700	4,501
	Gentera SAB de CV	3,651,525	4,460
	La Comer SAB de CV	1,723,607	3,836
	Bolsa Mexicana de Valores SAB de CV	1,754,566	3,805
	Genomma Lab Internacional SAB de CV Class B	2,903,380	2,726
*,2	Nemak SAB de CV	8,214,187	2,644
*,2	Grupo Traxion SAB de CV	1,319,981	2,435
	Grupo Rotoplas SAB de CV	564,563	847
*	Axtel SAB de CV	4,582,108	360
			42,211
Netherlands (1.0%)
	Arcadis NV	271,564	11,791
	SBM Offshore NV	567,051	8,915
	Corbion NV	218,078	8,392
*	Galapagos NV	180,783	8,001
	TKH Group NV GDR	173,392	7,869
	APERAM SA	172,692	6,815
*,1,2	Basic-Fit NV	194,182	6,381
*	Fugro NV	427,836	5,697

		Shares	Market Value ($000)
	Eurocommercial Properties NV	200,769	5,027
	AMG Advanced Metallurgical Group NV	122,811	4,797
*,2	Alfen Beheer BV	41,764	3,875
[1]	PostNL NV	1,485,582	3,111
	Sligro Food Group NV	133,546	2,567
*	Flow Traders Ltd.	94,349	2,428
*	Koninklijke BAM Groep NV	915,183	2,332
	Wereldhave NV	144,639	2,173
	Majorel Group Luxembourg SA	77,171	1,896
*	TomTom NV	252,202	1,792
	NSI NV	65,075	1,699
	Vastned Retail NV	58,458	1,348
	Brunel International NV	53,114	607
*,1	Ebusco Holding NV	29,362	432
[2]	B&S Group Sarl	77,048	424
*,3	SNS Reaal	96,364	—
			98,369
New Zealand (0.6%)
	Chorus Ltd.	1,678,885	9,085
	Summerset Group Holdings Ltd.	893,036	5,655
	Goodman Property Trust	4,181,130	5,572
	Freightways Ltd.	641,969	3,955
	Precinct Properties New Zealand Ltd.	4,861,095	3,951
[1]	Genesis Energy Ltd.	1,914,348	3,549
	Vital Healthcare Property Trust	1,820,814	2,816
	Heartland Group Holdings Ltd.	2,239,359	2,624
	Vector Ltd.	923,349	2,542
*	Pushpay Holdings Ltd.	2,734,258	2,293
	Argosy Property Ltd.	3,064,022	2,283
	Skellerup Holdings Ltd.	653,132	2,256
	Arvida Group Ltd.	2,638,869	1,982
	Stride Property Group	1,960,084	1,763
	KMD Brands Ltd.	2,145,832	1,475
	Oceania Healthcare Ltd.	2,309,829	1,334
*	Tourism Holdings Ltd.	512,402	1,304
	Scales Corp. Ltd.	419,772	1,153
*	Synlait Milk Ltd.	446,695	1,012
*	Vista Group International Ltd.	890,924	838
	SKY Network Television Ltd.	488,172	765
*	Pacific Edge Ltd.	2,330,729	753
*	Serko Ltd.	346,741	572
	Restaurant Brands New Zealand Ltd.	85,984	354
			59,886
Norway (1.4%)
	Storebrand ASA	1,757,186	15,297
	Bakkafrost P/F	190,051	11,793
	Subsea 7 SA	861,139	10,732
*,1	NEL ASA	5,495,558	9,419
	SpareBank 1 SR-Bank ASA	682,356	7,912
	TGS ASA	451,787	7,480
	SpareBank 1 SMN	465,473	5,936
	Borregaard ASA	378,158	5,830
	Veidekke ASA	412,797	4,262
*	Aker Solutions ASA	981,754	3,881
	Wallenius Wilhelmsen ASA	398,099	3,778
	Atea ASA	334,469	3,773
[2]	Scatec ASA	458,109	3,736

		Shares	Market Value ($000)
[2]	Elkem ASA	1,037,615	3,675
	Austevoll Seafood ASA	337,576	3,344
	FLEX LNG Ltd.	106,024	3,276
	Hafnia Ltd.	607,847	3,196
*,2	Crayon Group Holding ASA	301,155	3,033
	DNO ASA	2,373,094	2,928
[2]	BW LPG Ltd.	311,749	2,580
*	Kahoot! ASA	1,426,938	2,523
[2]	Entra ASA	203,154	2,403
	MPC Container Ships ASA	1,493,916	2,378
	Stolt-Nielsen Ltd.	82,200	2,161
	Bonheur ASA	73,932	1,977
	Grieg Seafood ASA	204,778	1,834
*	Aker Carbon Capture ASA	1,208,109	1,791
	Sparebank 1 Oestlandet	109,075	1,278
*	Hexagon Composites ASA	372,527	1,256
*	Aker Horizons Holding ASA	772,830	1,120
	Arendals Fossekompani A/S	39,107	1,034
	BW Offshore Ltd.	372,352	996
*	BW Energy Ltd.	231,005	649
*	Hoegh Autoliners ASA	64,650	403
			137,664
Pakistan (0.1%)
	Engro Corp. Ltd.	1,203,707	1,340
*	Lucky Cement Ltd.	819,896	1,252
	Hub Power Co. Ltd.	4,765,529	1,142
	Pakistan Oilfields Ltd.	508,586	785
	MCB Bank Ltd.	1,860,210	784
*	TRG Pakistan	1,551,968	655
	Pakistan State Oil Co. Ltd.	1,297,746	636
	Engro Fertilizers Ltd.	2,089,103	636
	Millat Tractors Ltd.	181,185	357
	United Bank Ltd.	845,938	321
*	Searle Co. Ltd.	1,478,655	295
	Nishat Mills Ltd.	550,138	110
*	Systems Ltd.	44,140	75
	National Bank of Pakistan	303,000	28
			8,416
Philippines (0.2%)
	Security Bank Corp.	1,848,629	3,120
	Wilcon Depot Inc.	5,129,100	3,005
	Robinsons Retail Holdings Inc.	2,203,980	2,350
	Robinson's Land Corp.	7,295,297	2,048
	RL Commercial REIT Inc.	14,754,400	1,600
	Manila Water Co. Inc.	4,341,285	1,567
	Century Pacific Food Inc.	3,302,900	1,561
	AREIT Inc.	2,236,100	1,460
	D&L Industries Inc.	7,925,400	1,206
	First Gen Corp.	1,848,087	595
	Nickel Asia Corp.	3,949,174	456
	Filinvest Land Inc.	26,269,400	414
*	Cebu Air Inc.	519,080	407
	Vista Land & Lifescapes Inc.	3,414,150	111
			19,900
Poland (0.5%)
*,1	CD Projekt SA	249,004	8,035
	KRUK SA	65,608	5,331

		Shares	Market Value ($000)
	Orange Polska SA	2,529,216	4,083
*	PGE Polska Grupa Energetyczna SA	2,269,486	3,930
	Asseco Poland SA	217,598	3,830
	Cyfrowy Polsat SA	899,664	3,820
*	mBank SA	49,993	3,686
*	Alior Bank SA	383,714	3,487
*,1	Jastrzebska Spolka Weglowa SA	200,224	3,126
*	Bank Millennium SA	2,254,009	2,683
	Bank Handlowy w Warszawie SA	121,020	2,265
*	Tauron Polska Energia SA	3,702,507	2,020
*	Grupa Azoty SA	184,529	1,939
*,1	CCC SA	163,276	1,665
*	Enea SA	921,814	1,438
*,1	AmRest Holdings SE	235,679	1,115
	Ciech SA	82,917	920
	Kernel Holding SA	162,269	693
	Warsaw Stock Exchange	75,126	654
*,3	CAPITEA SA	103,234	89
			54,809
Portugal (0.3%)
	Banco Comercial Portugues SA Class R	29,514,495	6,288
	REN - Redes Energeticas Nacionais SGPS SA	1,427,205	3,923
	Sonae SGPS SA	3,453,816	3,520
	Navigator Co. SA	973,531	3,409
	NOS SGPS SA	740,170	3,174
	CTT-Correios de Portugal SA	549,417	2,125
*	Greenvolt-Energias Renovaveis SA	216,068	1,811
[1]	Altri SGPS SA	267,201	1,349
	Corticeira Amorim SGPS SA	124,358	1,230
	Semapa-Sociedade de Investimento e Gestao	49,025	647
			27,476
Qatar (0.0%)
*	Gulf International Services QSC	3,401,641	1,660
	Al Meera Consumer Goods Co. QSC	368,022	1,630
	Medicare Group	764,301	1,305
*	Estithmar Holding QPSC	109,741	51
			4,646
Romania (0.0%)
	Teraplast SA	3,866,662	528
Russia (0.0%)
*,3	Mechel PJSC Preference Shares	434,330	—
*,2,3	Detsky Mir PJSC	2,390,633	—
[3]	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
[3]	Rosseti Lenenergo PJSC Preference Shares	305,131	—
*,3	LSR Group PJSC Class A	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
[3]	Samolet Group	30,568	—
[3]	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
[3]	Bank St. Petersburg PJSC	642,145	—
[3]	IDGC of Centre and Volga Region PJSC	236,900,000	—
[3]	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.4%)
	Al Hammadi Co. for Development and Investment	291,061	3,740

		Shares	Market Value ($000)
	Aldrees Petroleum and Transport Services Co.	133,387	2,837
	Leejam Sports Co. JSC	103,475	2,344
	Jadwa REIT Saudi Fund	631,260	2,111
	Arabian Cement Co.	202,627	1,925
	National Gas & Industrialization Co.	135,968	1,909
	Eastern Province Cement Co.	163,137	1,909
	Astra Industrial Group	131,699	1,909
	United International Transportation Co.	141,208	1,890
*	Saudi Real Estate Co.	550,452	1,798
	National Medical Care Co.	79,266	1,679
	Arriyadh Development Co.	323,773	1,644
	City Cement Co.	254,398	1,427
	Saudi Ceramic Co.	147,491	1,215
*	National Agriculture Development Co.	191,579	1,193
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	188,467	1,155
*	Saudi Public Transport Co.	241,736	1,105
	Saudi Chemical Co. Holding	153,343	1,104
*	Middle East Healthcare Co.	149,659	1,104
	Najran Cement Co.	320,955	1,084
*	Dur Hospitality Co.	162,788	1,016
	Northern Region Cement Co.	324,699	980
	Bawan Co.	106,912	926
*	Aseer Trading Tourism & Manufacturing Co.	311,090	917
*	Methanol Chemicals Co.	123,062	859
*	Fawaz Abdulaziz Al Hokair & Co.	171,223	835
*	Herfy Food Services Co.	70,644	685
*	Al Jouf Cement Co.	176,654	604
	Tabuk Cement Co.	146,229	587
	Hail Cement Co.	165,567	526
*	Zamil Industrial Investment Co.	92,227	417
*	Mediterranean & Gulf Insurance & Reinsurance Co.	154,570	409
			43,843
Singapore (0.8%)
	Frasers Centrepoint Trust	3,986,908	6,759
	ESR-REIT	20,386,884	5,918
	Keppel Infrastructure Trust	13,042,346	5,719
	Parkway Life REIT	1,456,181	4,507
	Raffles Medical Group Ltd.	3,619,384	4,003
	CapitaLand China Trust	4,121,599	3,930
	Lendlease Global Commercial REIT	6,967,419	3,859
	Haw Par Corp. Ltd.	496,300	3,703
	CDL Hospitality Trusts	3,341,042	3,448
	PARAGON REIT	4,393,200	3,264
	Ascendas India Trust	3,145,800	2,909
	AEM Holdings Ltd.	1,055,600	2,802
	iFAST Corp. Ltd.	612,600	2,436
	Starhill Global REIT	5,205,308	2,264
	First Resources Ltd.	1,898,529	2,225
	AIMS APAC REIT	2,103,000	2,200
	OUE Commercial REIT	7,810,309	2,085
	Manulife US REIT	6,221,088	2,058
	Sheng Siong Group Ltd.	1,638,700	2,048
	Far East Hospitality Trust	3,950,400	2,020
	Cromwell European REIT	1,135,340	1,988
	UMS Holdings Ltd.	1,697,700	1,717
	Keppel Pacific Oak US REIT	3,092,700	1,657
	Digital Core REIT Management Private Ltd.	2,506,600	1,584
	Prime US REIT	2,331,469	1,215

		Shares	Market Value ($000)
	Hour Glass Ltd.	761,200	1,208
	Thomson Medical Group Ltd.	20,754,600	1,156
	Sabana Industrial REIT	3,091,500	1,050
	Riverstone Holdings Ltd.	1,877,000	924
	First REIT	3,903,172	834
	Nanofilm Technologies International Ltd.	691,600	764
	Silverlake Axis Ltd.	2,343,207	644
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	468
*	Yoma Strategic Holdings Ltd.	4,687,430	445
	Bumitama Agri Ltd.	938,600	434
*,1,3	Ezra Holdings Ltd.	4,500,399	38
*,3	Eagle Hospitality Trust	2,004,300	—
			84,283
South Africa (0.7%)
	Thungela Resources Ltd.	500,684	6,699
	Motus Holdings Ltd.	568,811	4,030
	Barloworld Ltd.	686,670	3,550
*	Fortress Real Estate Investments Ltd. Class B	11,194,256	3,048
	Hyprop Investments Ltd.	1,394,937	2,681
	Omnia Holdings Ltd.	734,571	2,648
	Equites Property Fund Ltd.	2,831,870	2,592
	Vukile Property Fund Ltd.	3,326,314	2,522
	Ninety One Ltd.	908,964	2,247
	AECI Ltd.	435,176	2,191
	Super Group Ltd.	1,332,763	2,116
	KAP Industrial Holdings Ltd.	8,874,357	2,116
	MAS Real Estate Inc.	1,698,489	2,086
*	Telkom SA SOC Ltd.	1,034,020	2,069
	JSE Ltd.	305,311	2,036
	Advtech Ltd.	1,841,179	1,964
	Reunert Ltd.	557,702	1,839
	Coronation Fund Managers Ltd.	828,739	1,669
	DRDGOLD Ltd.	1,830,127	1,462
	Sun International Ltd.	720,101	1,412
	DataTec Ltd.	703,518	1,378
	Astral Foods Ltd.	144,318	1,337
	SA Corporate Real Estate Ltd.	8,808,054	1,168
	Tsogo Sun Gaming Ltd.	1,703,310	1,161
	Investec Property Fund Ltd.	2,118,501	1,140
*	Wilson Bayly Holmes-Ovcon Ltd.	187,599	1,064
	Attacq Ltd.	2,449,091	1,031
	Curro Holdings Ltd.	1,881,911	987
	Adcock Ingram Holdings Ltd.	308,980	908
	Raubex Group Ltd.	597,565	824
	Cashbuild Ltd.	76,354	824
	Emira Property Fund Ltd.	1,147,647	641
*,1	Brait plc	2,614,092	574
*	Blue Label Telecoms Ltd.	1,834,502	549
*	Zeda Ltd.	685,020	524
*,1	Steinhoff International Holdings NV	15,571,684	452
	Alexander Forbes Group Holdings Ltd.	858,419	243
*	Fortress Real Estate Investments Ltd. Class A	252,524	148
			65,930
South Korea (4.2%)
*	Meritz Fire & Marine Insurance Co. Ltd.	175,536	7,763
[1]	Ecopro Co. Ltd.	66,918	6,736
*,1	JYP Entertainment Corp.	102,128	6,054

		Shares	Market Value ($000)
*	Hyundai Rotem Co. Ltd.	264,644	5,961
*	Hansol Chemical Co. Ltd.	31,247	5,388
*	Meritz Securities Co. Ltd.	991,294	5,175
*,1	DB HiTek Co. Ltd.	132,239	4,905
[1]	LEENO Industrial Inc.	34,784	4,856
*,1	SM Entertainment Co. Ltd.	66,868	4,810
	JB Financial Group Co. Ltd.	527,867	4,361
*,1	WONIK IPS Co. Ltd.	168,545	4,260
*	Youngone Corp.	116,914	4,158
*	KIWOOM Securities Co. Ltd.	50,078	4,015
[1]	CS Wind Corp.	74,603	3,904
*	CosmoAM&T Co. Ltd.	78,227	3,787
*	Hyosung TNC Corp.	11,169	3,778
*,1	Hyosung Advanced Materials Corp.	11,230	3,516
*	Kolon Industries Inc.	93,024	3,465
*	Samchully Co. Ltd.	8,419	3,341
*	Koh Young Technology Inc.	237,523	3,333
[1]	Chunbo Co. Ltd.	16,584	3,231
*,1	Soulbrain Co. Ltd.	16,736	3,196
[1]	Dongjin Semichem Co. Ltd.	112,729	3,091
*,1	Doosan Fuel Cell Co. Ltd.	110,326	3,005
[1]	LX Semicon Co. Ltd.	45,090	2,965
*,1	HLB Life Science Co. Ltd.	312,028	2,840
*	SAM KANG M&T Co. Ltd.	156,831	2,650
*,1	Daejoo Electronic Materials Co. Ltd.	37,457	2,631
*	Hyundai Electric & Energy System Co. Ltd.	79,074	2,584
*	LIG Nex1 Co. Ltd.	39,188	2,580
*,1	Hyundai Bioscience Co. Ltd.	129,757	2,535
*	LS Electric Co. Ltd.	57,542	2,503
	People & Technology Inc.	68,018	2,470
[1]	SFA Engineering Corp.	81,066	2,469
*	Hugel Inc.	21,290	2,459
*,1	KEPCO Engineering & Construction Co. Inc.	45,494	2,442
*	SOLUM Co. Ltd.	133,797	2,439
*	LX International Corp.	85,130	2,437
*,1	KMW Co. Ltd.	108,105	2,386
*,1	Hanwha Systems Co. Ltd.	217,969	2,377
	Daeduck Electronics Co. Ltd.	132,502	2,327
*	Daishin Securities Co. Ltd.	204,104	2,235
*,1	Hana Tour Service Inc.	42,523	2,234
*	Dongkuk Steel Mill Co. Ltd.	199,013	2,220
*	Dentium Co. Ltd.	22,943	2,205
*,1	ST Pharm Co. Ltd.	33,016	2,193
*	Hyundai Construction Equipment Co. Ltd.	45,482	2,190
*,1	Daewoong Pharmaceutical Co. Ltd.	17,595	2,183
*	Chabiotech Co. Ltd.	188,042	2,176
*,1	Hyundai Elevator Co. Ltd.	88,227	2,143
*	Hanmi Semiconductor Co. Ltd.	182,808	2,131
*,1	Sam Chun Dang Pharm Co. Ltd.	54,053	2,126
*	Korean Reinsurance Co.	342,392	2,099
*	Bioneer Corp.	95,740	2,088
*	Eo Technics Co. Ltd.	33,567	2,056
*,1	Cosmax Inc.	31,688	2,027
*	Douzone Bizon Co. Ltd.	70,873	2,026
[1]	Com2uSCorp	36,931	2,011
*,1	Poongsan Corp.	67,837	1,995
*,1	Chong Kun Dang Pharmaceutical Corp.	30,016	1,993
*	Kolmar Korea Co. Ltd.	54,251	1,969

		Shares	Market Value ($000)
	Medytox Inc.	18,019	1,962
*	Hanall Biopharma Co. Ltd.	144,385	1,938
*,1	Foosung Co. Ltd.	180,453	1,877
*,1	Hyosung Corp.	32,643	1,874
*,1	Naturecell Co. Ltd.	168,797	1,873
*,1	LegoChem Biosciences Inc.	60,510	1,823
*,1	AfreecaTV Co. Ltd.	27,790	1,807
	SK REIT Co. Ltd.	429,934	1,803
*	GeneOne Life Science Inc.	256,111	1,780
*	Pharmicell Co. Ltd.	208,676	1,777
*,1	Advanced Nano Products Co. Ltd.	25,697	1,763
	Innocean Worldwide Inc.	48,321	1,760
*	HK inno N Corp.	54,569	1,751
[1]	YG Entertainment Inc.	41,012	1,743
	MegaStudyEdu Co. Ltd.	28,684	1,740
	ESR Kendall Square REIT Co. Ltd.	520,849	1,737
*,1	Oscotec Inc.	107,815	1,687
	Park Systems Corp.	16,737	1,674
[1]	SIMMTECH Co. Ltd.	67,439	1,672
*	Daou Technology Inc.	88,954	1,661
*	Sungeel Hitech Co. Ltd.	19,216	1,647
*,1	Ahnlab Inc.	21,444	1,639
[1]	BH Co. Ltd.	97,020	1,630
*,1	Taihan Electric Wire Co. Ltd.	1,243,971	1,626
*,1	Korea Petrochemical Ind Co. Ltd.	12,024	1,622
	Ecopro HN Co. Ltd.	39,145	1,613
*	GemVax & Kael Co. Ltd.	134,131	1,608
*,1	STCUBE	150,087	1,593
	Hyundai Autoever Corp.	17,258	1,581
	PharmaResearch Co. Ltd.	24,273	1,531
*	NICE Information Service Co. Ltd.	144,592	1,530
*	Studio Dragon Corp.	23,277	1,529
*	CJ CGV Co. Ltd.	97,783	1,526
*,1	ABLBio Inc.	95,206	1,523
*	Asiana Airlines Inc.	121,767	1,521
*	DongKook Pharmaceutical Co. Ltd.	109,572	1,521
*,1	Doosan Co. Ltd.	19,953	1,513
	Shinhan Alpha REIT Co. Ltd.	258,835	1,502
	JR Global REIT	407,952	1,488
	LOTTE REIT Co. Ltd.	447,337	1,484
*,1	Genexine Inc.	122,787	1,482
*	Humasis Co. Ltd.	115,052	1,466
*	Youlchon Chemical Co. Ltd.	45,417	1,456
*	Neowiz	42,069	1,443
*,1	Seoul Semiconductor Co. Ltd.	164,714	1,436
*	Huchems Fine Chemical Corp.	88,497	1,418
*	Myoung Shin Industrial Co. Ltd.	101,273	1,408
*	Kumho Tire Co. Inc.	543,922	1,403
*	Creative & Innovative System	165,478	1,385
*,1	Taekwang Industrial Co. Ltd.	2,276	1,374
*,1	Enchem Co. Ltd.	28,053	1,372
*,1	Grand Korea Leisure Co. Ltd.	81,598	1,357
*	PI Advanced Materials Co. Ltd.	48,541	1,351
*,1	IS Dongseo Co. Ltd.	47,431	1,346
*,1	Hyundai Greenfood Co. Ltd.	225,953	1,346
*	HDC Hyundai Development Co-Engineering & Construction Class E	149,026	1,345
*,1	RFHIC Corp.	67,588	1,334
*	Hyosung Heavy Industries Corp.	22,660	1,330

		Shares	Market Value ($000)
*,1	Daewoong Co. Ltd.	72,559	1,309
	Intellian Technologies Inc.	23,227	1,303
*,1	Lotte Tour Development Co. Ltd.	114,177	1,296
*	Tokai Carbon Korea Co. Ltd.	15,137	1,289
[1]	Innox Advanced Materials Co. Ltd.	50,248	1,283
*,1	Zinus Inc.	41,120	1,282
[1]	S&S Tech Corp.	51,794	1,274
*,1	Wysiwyg Studios Co. Ltd.	81,578	1,272
	Lutronic Corp.	66,502	1,270
*	Eoflow Co. Ltd.	82,704	1,263
*	Green Cross Holdings Corp.	91,572	1,262
*,1	Duk San Neolux Co. Ltd.	42,481	1,250
*	HAESUNG DS Co. Ltd.	37,801	1,231
*,1	DoubleUGames Co. Ltd.	30,675	1,230
*,1	NKMax Co. Ltd.	116,441	1,229
*,1	Helixmith Co. Ltd.	128,167	1,224
	Korea Electric Terminal Co. Ltd.	27,199	1,208
*	Harim Holdings Co. Ltd.	169,108	1,202
*	Amicogen Inc.	75,876	1,194
*	Hyundai Home Shopping Network Corp.	26,056	1,187
*,1	Dawonsys Co. Ltd.	94,778	1,172
*,1	Jusung Engineering Co. Ltd.	116,480	1,158
*,1	Samyang Holdings Corp.	19,731	1,156
*,1	Daesang Corp.	66,484	1,150
*	Seojin System Co. Ltd.	85,445	1,141
*	Hana Micron Inc.	130,994	1,133
*,1	SL Corp.	53,966	1,132
*,1	GOLFZON Co. Ltd.	9,827	1,131
[1]	NHN KCP Corp.	95,298	1,116
*	Tesna Inc.	43,910	1,115
*	HLB Therapeutics Co. Ltd.	114,931	1,112
*	Handsome Co. Ltd.	49,758	1,109
*	Han Kuk Carbon Co.	112,004	1,099
*,1	Posco ICT Co. Ltd.	197,872	1,096
	SK Discovery Co. Ltd.	42,004	1,088
*	GC Cell Corp.	28,572	1,081
*	Sebang Global Battery Co. Ltd.	27,616	1,068
*	LX Holdings Corp.	146,966	1,055
*	Hanwha Investment & Securities Co. Ltd.	383,737	1,053
	Eugene Technology Co. Ltd.	49,569	1,050
*	Vaxcell-Bio Therapeutics Co. Ltd.	36,514	1,049
*	Youngone Holdings Co. Ltd.	20,975	1,045
*	Hanjin Transportation Co. Ltd.	58,263	1,043
	Bukwang Pharmaceutical Co. Ltd.	134,499	1,019
*,1	Hankook & Co. Co. Ltd.	92,671	1,015
[1]	Partron Co. Ltd.	143,341	1,013
	KCC Glass Corp.	31,390	1,008
*,1	Ananti Inc.	154,821	998
*,1	Cellivery Therapeutics Inc.	90,702	970
*	SFA Semicon Co. Ltd.	272,456	960
*	MedPacto Inc.	55,851	957
	Mcnex Co. Ltd.	38,455	955
*,1	Young Poong Corp.	1,847	938
*	Yungjin Pharmaceutical Co. Ltd.	316,309	928
*,1	Ace Technologies Corp.	179,128	927
*	Danal Co. Ltd.	190,982	922
*	Songwon Industrial Co. Ltd.	59,532	919
*	Lotte Rental Co. Ltd.	39,938	909

		Shares	Market Value ($000)
*	Eubiologics Co. Ltd.	128,626	907
*	Hanwha General Insurance Co. Ltd.	257,794	904
*,1	NEPES Corp.	62,567	888
*	Samwha Capacitor Co. Ltd.	28,104	887
[1]	INTOPS Co. Ltd.	37,767	887
	i-SENS Inc.	30,977	884
	Unid Co. Ltd.	12,652	876
*	Orion Holdings Corp.	68,741	873
[1]	L&C Bio Co. Ltd.	48,115	866
*	Dongwon Industries Co. Ltd.	23,000	862
*	SK Securities Co. Ltd.	1,337,369	861
	SK Gas Ltd.	8,613	855
*	Korea Line Corp.	455,846	855
*	Webzen Inc.	55,962	847
[1]	Shinsegae International Inc.	42,245	843
*,1	Lotte Confectionery Co. Ltd.	8,523	831
*	iNtRON Biotechnology Inc.	118,350	829
	SNT Motiv Co. Ltd.	22,094	823
*	Shinsung E&G Co. Ltd.	556,229	822
	JW Pharmaceutical Corp.	50,117	818
*	Dong-A ST Co. Ltd.	15,527	817
*,1	Hancom Inc.	69,354	810
*	TY Holdings Co. Ltd.	84,110	805
*,1	Modetour Network Inc.	47,716	801
	iMarketKorea Inc.	95,700	799
	Dong-A Socio Holdings Co. Ltd.	9,560	790
*,1	NICE Holdings Co. Ltd.	72,461	789
*,1	Binex Co. Ltd.	91,844	773
	LF Corp.	55,138	772
	Hansae Co. Ltd.	56,311	747
	TK Corp.	55,768	741
*	Nature Holdings Co. Ltd.	28,943	741
*	Hyosung Chemical Corp.	7,601	733
*	Korea Asset In Trust Co. Ltd.	288,833	723
	TES Co. Ltd.	49,761	720
*	CMG Pharmaceutical Co. Ltd.	383,090	715
*	Solid Inc.	146,704	701
*	Vieworks Co. Ltd.	26,371	692
*	Namyang Dairy Products Co. Ltd.	1,683	688
*	Giantstep Inc.	39,469	685
*	Ilyang Pharmaceutical Co. Ltd.	44,081	683
*	HDC Holdings Co. Ltd.	136,690	680
*	Next Science Co. Ltd.	142,176	680
*	Cafe24 Corp.	72,626	672
*,1	KUMHOE&C Co. Ltd.	113,346	671
*,1	OptoElectronics Solutions Co. Ltd.	42,683	669
*	Boryung Pharmaceutical Co. Ltd.	84,761	666
*	HJ Shipbuilding & Construction Co. Ltd.	205,972	661
*	BNC Korea Co. Ltd.	170,404	656
*	Daea TI Co. Ltd.	234,869	652
*,1	Komipharm International Co. Ltd.	116,807	651
*	Com2uS Holdings Corp.	17,138	644
*,1	Mezzion Pharma Co. Ltd.	61,131	638
*	DIO Corp.	35,057	632
*	Medipost Co. Ltd.	51,638	632
*	Sung Kwang Bend Co. Ltd.	58,703	631
*	Binggrae Co. Ltd.	18,626	625
	Sangsangin Co. Ltd.	129,559	625

		Shares	Market Value ($000)
*	Nexen Tire Corp.	113,929	622
*	Korea Real Estate Investment & Trust Co. Ltd.	546,836	616
[1]	KH Vatec Co. Ltd.	50,386	607
*	Tongyang Inc.	667,833	601
*	OliX Pharmaceuticals Inc.	33,958	593
*	Yuanta Securities Korea Co. Ltd.	263,543	592
*,1	Insun ENT Co. Ltd.	81,980	585
*	Sambu Engineering & Construction Co. Ltd.	565,614	585
*	Mirae Asset Life Insurance Co. Ltd.	241,513	579
[1]	Hanil Cement Co. Ltd.	59,370	578
*,1	CrystalGenomics Inc.	207,711	577
*,1	Sungwoo Hitech Co. Ltd.	139,749	574
*,1	InBody Co. Ltd.	31,689	571
*	KISWIRE Ltd.	33,668	567
*	LX Hausys Ltd.	17,333	551
*	ENF Technology Co. Ltd.	29,094	551
*,1	Hankook Shell Oil Co. Ltd.	2,786	535
*	Samyang Corp.	15,975	534
*	Advanced Process Systems Corp.	34,129	532
*	Gradiant Corp.	41,274	531
*,1	Kuk-il Paper Manufacturing Co. Ltd.	305,865	530
*	AbClon Inc.	50,930	527
	Hansol Paper Co. Ltd.	49,400	526
*,1	Korea United Pharm Inc.	28,052	526
[1]	ITM Semiconductor Co. Ltd.	22,410	515
*	UniTest Inc.	48,683	497
*	Halla Holdings Corp.	19,666	492
*	Hansol Holdings Co. Ltd.	177,978	489
[1]	Seobu T&D	75,937	489
*	Namhae Chemical Corp.	64,980	488
*	Hansol Technics Co. Ltd.	102,248	481
*	Seah Besteel Corp.	35,155	471
*	KC Co. Ltd.	31,238	466
	Huons Co. Ltd.	19,429	465
*,1	Samsung Pharmaceutical Co. Ltd.	202,583	461
*	KT Skylife Co. Ltd.	67,335	457
*	KC Tech Co. Ltd.	30,441	450
*	Dongwon F&B Co. Ltd.	3,294	439
	Humedix Co. Ltd.	19,600	437
*,1	Cuckoo Homesys Co. Ltd.	17,976	437
*,1	Toptec Co. Ltd.	58,529	435
*	Aekyung Industrial Co. Ltd.	27,149	434
*	Inscobee Inc.	354,014	432
*	KTB Investment & Securities Co. Ltd.	154,806	425
*	Sam Young Electronics Co. Ltd.	55,413	424
*	Kolon Corp.	23,081	420
*	E1 Corp.	10,695	412
*	HS Industries Co. Ltd.	121,990	410
*	SPC Samlip Co. Ltd.	6,908	409
*	Kwang Dong Pharmaceutical Co. Ltd.	83,083	406
*	Peptron Inc.	59,471	404
*	Eusu Holdings Co. Ltd.	75,588	402
*	Jeil Pharmaceutical Co. Ltd.	23,196	389
*	ICD Co. Ltd.	49,746	373
*	Chongkundang Holdings Corp.	8,288	372
*	Homecast Co. Ltd.	106,580	372
*	Namsun Aluminum Co. Ltd.	189,182	363
*	CJ Freshway Corp.	13,655	362

		Shares	Market Value ($000)
*	Tongyang Life Insurance Co. Ltd.	92,674	360
*,1	Eutilex Co. Ltd.	70,438	360
	KISCO Corp.	64,243	354
*	Eugene Investment & Securities Co. Ltd.	155,434	349
*	Dongsung Pharmaceutical Co. Ltd.	66,487	347
*	Maeil Dairies Co. Ltd.	8,362	345
*	Hyundai Corp.	25,414	343
*	Soulbrain Holdings Co. Ltd.	16,872	343
	LG HelloVision Co. Ltd.	89,011	339
*	Hyundai Bioland Co. Ltd.	29,899	337
	Huons Global Co. Ltd.	18,780	328
*	Dae Han Flour Mills Co. Ltd.	2,609	317
	Woongjin Thinkbig Co. Ltd.	152,463	317
	Daeduck Co. Ltd.	56,872	312
*	BGF Co. Ltd.	88,189	305
*	Wonik Holdings Co. Ltd.	104,194	303
*	Anterogen Co. Ltd.	25,956	292
*	LOTTE Himart Co. Ltd.	26,231	290
*	Kum Yang Co. Ltd.	13,386	290
*	Cellid Co. Ltd.	27,129	289
*	Sindoh Co. Ltd.	10,491	285
*	Enzychem Lifesciences Corp.	210,541	278
	Hanil Holdings Co. Ltd.	30,794	274
*	Cuckoo Holdings Co. Ltd.	20,198	270
*	DB Financial Investment Co. Ltd.	68,332	248
*	Kolmar Korea Holdings Co. Ltd.	18,175	245
*	Cosmochemical Co. Ltd.	12,926	244
	Lock&Lock Co. Ltd.	42,729	242
*	Able C&C Co. Ltd.	44,668	240
*	Kyobo Securities Co. Ltd.	50,102	236
*	Interflex Co. Ltd.	28,626	229
*	Byucksan Corp.	112,419	217
*,1	Telcon RF Pharmaceutical Inc.	240,257	205
*	KH Feelux Co. Ltd.	357,890	183
*	Taeyoung Engineering & Construction Co. Ltd.	53,202	183
*	Daishin Securities Co. Ltd. Preference Shares	17,529	176
*	Aprogen Biologics	579,812	173
*	Hyundai Livart Furniture Co. Ltd.	22,126	171
*	CUROCOM Co. Ltd.	281,541	163
*	Samyang Foods Co. Ltd.	1,244	125
*	Unidbtplus Co. Ltd.	18,219	108
			431,723
Spain (1.4%)
	Banco de Sabadell SA	21,159,870	27,664
	Viscofan SA	148,704	9,584
	Acerinox SA	747,712	8,098
*	Vidrala SA	69,237	6,984
	Cia de Distribucion Integral Logista Holdings SA	233,916	6,338
	CIE Automotive SA	197,570	5,869
[2]	Unicaja Banco SA	4,678,245	5,750
	Indra Sistemas SA	460,530	5,623
	Ebro Foods SA	278,139	4,778
*	Solaria Energia y Medio Ambiente SA	230,084	4,721
	Sacyr SA (XMAD)	1,520,757	4,678
	Faes Farma SA	1,145,068	4,292
	Applus Services SA	512,902	3,936
	Grupo Catalana Occidente SA	118,217	3,664
	Pharma Mar SA	53,623	3,536

		Shares	Market Value ($000)
	Laboratorios Farmaceuticos Rovi SA	80,234	3,400
	Almirall SA	277,949	2,801
*	Melia Hotels International SA	399,164	2,658
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,550,475	2,658
[2]	Gestamp Automocion SA	574,942	2,539
	Construcciones y Auxiliar de Ferrocarriles SA	68,667	2,211
	Prosegur Cia de Seguridad SA	848,161	1,920
	Corp. Financiera Alba SA	37,719	1,816
[2]	Global Dominion Access SA	404,732	1,735
	Ence Energia y Celulosa SA	514,536	1,696
[2]	Neinor Homes SA	154,864	1,554
*,1	Tecnicas Reunidas SA	128,578	1,545
	Fomento de Construcciones y Contratas SA	139,835	1,358
	Lar Espana Real Estate Socimi SA	231,016	1,154
[2]	Aedas Homes SA	67,761	1,141
	Atresmedia Corp. de Medios de Comunicacion SA	293,153	1,093
[2]	Prosegur Cash SA	1,197,502	954
*	Distribuidora Internacional de Alimentacion SA	56,097,194	899
*	Mediaset Espana Comunicacion SA	187,825	673
*,1	NH Hotel Group SA (XMAD)	69,008	285
*	Sacyr SA Rights Exp. 2/1/23	1,520,757	104
*,1,3	Let's Gowex SA	31,105	—
			139,709
Sweden (3.9%)
	SSAB AB Class B	1,949,792	13,287
	AddTech AB Class B	707,477	11,298
	AAK AB	652,702	11,265
[1]	Avanza Bank Holding AB	468,483	10,810
	Nordnet AB publ	635,275	10,326
	SSAB AB Class A	1,425,623	10,190
	Hexpol AB	929,189	10,038
*	Elekta AB Class B	1,328,883	9,673
[2]	Thule Group AB	396,676	9,506
*,2	Sinch AB	2,292,112	9,476
	BillerudKorsnas AB	792,965	9,212
*	Hexatronic Group AB	743,711	9,154
	Fabege AB	962,519	9,097
[2]	Bravida Holding AB	778,560	8,606
	Loomis AB Class B	280,263	8,334
*	Wihlborgs Fastigheter AB	1,002,367	8,253
[2]	Dometic Group AB	1,223,537	7,711
*	Lagercrantz Group AB Class B	712,388	7,474
*	Nordic Entertainment Group AB Class B	283,254	6,994
*	Sectra AB	479,307	6,788
	AFRY AB	371,987	6,715
	Nyfosa AB	691,604	6,031
	Hufvudstaden AB Class A	394,312	5,938
	Wallenstam AB Class B	1,234,316	5,666
	Mycronic AB	255,237	5,456
	Bure Equity AB	208,665	5,256
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	2,662,090	5,256
	Peab AB Class B	771,452	4,814
[1]	JM AB	256,449	4,781
	Catena AB	112,964	4,726
*	Storskogen Group AB Class B	5,252,126	4,586
*	Pandox AB Class B	331,020	4,557
	AddLife AB Class B	410,375	4,331
*	AddNode Group AB	425,336	4,232

		Shares	Market Value ($000)
	Nolato AB Class B	699,656	4,225
	Medicover AB Class B	245,494	4,193
	Electrolux Professional AB Class B	863,878	4,025
	Biotage AB	257,734	3,983
	Vitec Software Group AB Class B	92,712	3,927
*	Modern Times Group MTG AB Shares B	442,287	3,916
	HMS Networks AB	104,966	3,913
[2]	Munters Group AB	395,159	3,789
[1]	Intrum AB	287,084	3,715
*	Betsson AB Class B	446,158	3,698
	Lindab International AB	252,408	3,580
[1]	Samhallsbyggnadsbolaget i Norden AB	1,956,121	3,574
	NCC AB Class B	355,605	3,518
	Instalco AB	885,604	3,426
	Granges AB	406,650	3,401
	Arjo AB Class B	855,658	3,320
	Mips AB	83,820	3,208
	Bilia AB Class A	275,792	3,187
	Ratos AB Class B	782,116	3,154
	Beijer Alma AB	157,614	3,126
*,2	Boozt AB	239,356	3,105
	Hemnet Group AB	218,025	3,040
*	Stillfront Group AB	1,703,956	2,974
	Atrium Ljungberg AB Class B	166,254	2,972
	Concentric AB	138,968	2,954
	Bufab AB	110,029	2,851
*	Truecaller AB Class B	739,062	2,626
*	Sdiptech AB Class B	106,903	2,610
	Troax Group AB	121,488	2,556
	Cibus Nordic Real Estate AB	177,900	2,522
	Dios Fastigheter AB	329,376	2,510
*	Cint Group AB	641,029	2,406
	Corem Property Group AB Class B	2,485,583	2,276
	NP3 Fastigheter AB	98,193	2,168
	INVISIO AB	114,736	2,009
	Systemair AB	265,622	1,992
*,2	Scandic Hotels Group AB	510,229	1,881
*	Camurus AB	75,213	1,800
	Platzer Fastigheter Holding AB Class B	197,599	1,733
	Mekonomen AB	148,016	1,641
	Cloetta AB Class B	780,193	1,625
	SkiStar AB	144,107	1,561
[2]	Resurs Holding AB	560,084	1,491
	Investment AB Oresund	109,365	1,310
	Fagerhult AB	269,618	1,262
*,1	BICO Group AB Class B	114,070	1,154
*,2	Attendo AB	445,597	1,120
	Bonava AB Class B	358,403	1,093
*	Collector Bank AB	278,993	1,057
	Clas Ohlson AB Class B	151,490	1,010
	Corem Property Group AB Preference Shares	42,814	974
*,2	BioArctic AB Class B	32,212	961
*	OX2 AB	120,962	934
	Nobia AB	473,587	827
	Volati AB	76,267	760
*	BHG Group AB	274,035	404
*,1,3	Neobo Fastigheter AB	195,612	366
*	Fortnox AB	66,601	336

		Shares	Market Value ($000)
[1]	NCC AB Class A	15,132	160
*,3	Ow Bunker A/S	24,023	—
			399,746
Switzerland (3.0%)
[2]	Galenica AG	182,533	14,275
*,1	Dufry AG (Registered)	260,932	11,979
	Siegfried Holding AG (Registered)	15,202	11,168
	Bucher Industries AG (Registered)	24,158	11,008
	Cembra Money Bank AG	111,241	9,877
*,1	Meyer Burger Technology AG	13,328,070	9,487
	Allreal Holding AG (Registered)	54,818	9,396
*	ams-OSRAM AG	933,023	8,716
	Inficon Holding AG (Registered)	7,571	7,927
*,1	Idorsia Ltd.	454,837	7,651
	SFS Group AG	65,546	7,541
[1]	Stadler Rail AG	196,735	7,525
	Vontobel Holding AG (Registered)	104,857	7,426
	Burckhardt Compression Holding AG	11,906	7,372
	Landis+Gyr Group AG	96,551	7,113
	Mobimo Holding AG (Registered)	26,398	6,788
	Comet Holding AG (Registered)	28,673	6,628
	Valiant Holding AG (Registered)	57,592	6,581
	Softwareone Holding AG	407,121	6,574
	Interroll Holding AG (Registered)	2,054	6,398
	Huber + Suhner AG (Registered)	66,395	6,367
	Daetwyler Holding AG (Bearer)	27,541	5,841
	Swissquote Group Holding SA (Registered)	32,330	5,839
	Komax Holding AG (Registered)	17,661	5,811
	St. Galler Kantonalbank AG (Registered)	9,993	5,476
	Sulzer AG (Registered)	63,633	5,419
*	Dottikon Es Holding AG (Registered)	16,792	4,974
*	Aryzta AG	3,631,501	4,945
	OC Oerlikon Corp. AG (Registered)	704,558	4,837
	Forbo Holding AG (Registered)	3,637	4,785
*,2	Sensirion Holding AG	39,840	4,741
	dormakaba Holding AG	11,183	4,672
	Kardex Holding AG (Registered)	23,263	4,534
	VZ Holding AG	48,975	3,898
	LEM Holding SA (Registered)	1,752	3,879
	Bystronic AG	4,979	3,741
	Schweiter Technologies AG (Bearer)	3,691	3,258
	Zehnder Group AG	41,293	3,073
	u-blox Holding AG	25,058	2,997
	Intershop Holding AG	4,376	2,935
*	SKAN Group AG	39,032	2,905
	EFG International AG	297,962	2,785
	COSMO Pharmaceuticals NV	36,242	2,636
	Ypsomed Holding AG (Registered)	12,745	2,615
*	Basilea Pharmaceutica AG (Registered)	47,894	2,587
	Bossard Holding AG (Registered) Class A	10,109	2,576
[2]	Medacta Group SA	21,841	2,328
*	Implenia AG (Registered)	54,234	2,278
	Leonteq AG	40,294	2,239
	Arbonia AG	156,382	2,192
	Vetropack Holding AG Class A (Registered)	46,619	2,151
	ALSO Holding AG (Registered)	9,962	2,029
	Bell Food Group AG (Registered)	7,287	1,911
*	TX Group AG	10,916	1,711

		Shares	Market Value ($000)
[2]	Medmix AG	84,452	1,645
[2]	PolyPeptide Group AG	56,543	1,643
*,2	Medartis Holding AG	16,684	1,400
	Autoneum Holding AG	10,444	1,394
*,2	Montana Aerospace AG	75,878	1,389
	Hiag Immobilien Holding AG	13,143	1,186
	Rieter Holding AG (Registered)	9,566	1,110
*,1	Zur Rose Group AG	28,112	1,061
	VP Bank AG Class A	7,857	848
	APG SGA SA	2,801	548
*	Swiss Steel Holding AG	2,458,304	515
			309,134
Taiwan (7.4%)
*	Tatung Co. Ltd.	8,247,584	9,425
	Chroma ATE Inc.	1,462,040	9,073
	TA Chen Stainless Pipe	5,950,072	8,938
	WPG Holdings Ltd.	5,476,137	8,730
	Global Unichip Corp.	326,649	8,621
	Macronix International Co. Ltd.	6,700,386	8,053
	Sinbon Electronics Co. Ltd.	812,066	7,802
	Alchip Technologies Ltd.	272,000	7,737
	Phison Electronics Corp.	605,962	7,543
	Gigabyte Technology Co. Ltd.	1,858,271	7,217
	Ruentex Industries Ltd.	3,077,349	6,895
	Lien Hwa Industrial Holdings Corp.	3,958,681	6,868
	Lotes Co. Ltd.	269,703	6,856
	Elite Material Co. Ltd.	1,122,519	6,818
	Simplo Technology Co. Ltd.	665,631	6,594
	Highwealth Construction Corp.	4,782,289	6,560
	Compeq Manufacturing Co. Ltd.	4,030,471	6,168
	Tripod Technology Corp.	1,794,327	5,936
	International Games System Co. Ltd.	357,426	5,913
	Merida Industry Co. Ltd.	934,055	5,684
	Makalot Industrial Co. Ltd.	773,795	5,649
	Radiant Opto-Electronics Corp.	1,643,147	5,633
	Taichung Commercial Bank Co. Ltd.	12,658,941	5,539
	King Yuan Electronics Co. Ltd.	4,069,963	5,222
	Poya International Co. Ltd.	296,547	5,151
	Yulon Finance Corp.	892,349	4,979
	IBF Financial Holdings Co. Ltd.	11,656,398	4,903
	Bizlink Holding Inc.	556,651	4,883
	China Petrochemical Development Corp.	14,154,620	4,782
*	Union Bank Of Taiwan	8,792,336	4,744
	Qisda Corp.	4,971,000	4,707
	Chipbond Technology Corp.	2,291,852	4,643
	Jentech Precision Industrial Co. Ltd.	357,156	4,501
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,650,625	4,480
	Faraday Technology Corp.	780,000	4,462
	Tung Ho Steel Enterprise Corp.	2,268,350	4,384
	YFY Inc.	4,884,000	4,212
	Tong Hsing Electronic Industries Ltd.	540,514	4,148
	King's Town Bank Co. Ltd.	3,449,193	3,988
	Microbio Co. Ltd.	1,764,310	3,911
	FLEXium Interconnect Inc.	1,165,140	3,904
	United Integrated Services Co. Ltd.	562,200	3,881
	Great Wall Enterprise Co. Ltd.	2,496,686	3,858
	CTCI Corp.	2,634,667	3,799
	Kinsus Interconnect Technology Corp.	989,282	3,758

		Shares	Market Value ($000)
	Wisdom Marine Lines Co. Ltd.	1,831,241	3,728
	Episil Technologies Inc.	1,121,101	3,641
	Goldsun Building Materials Co. Ltd.	4,191,402	3,600
	HannStar Display Corp.	8,800,810	3,571
	Cheng Loong Corp.	3,656,920	3,554
	Fusheng Precision Co. Ltd.	477,000	3,533
	AP Memory Technology Corp.	491,154	3,484
	Taiwan Surface Mounting Technology Corp.	1,135,530	3,459
	Gold Circuit Electronics Ltd.	1,176,652	3,450
*	United Renewable Energy Co. Ltd.	4,875,129	3,445
	Mitac Holdings Corp.	3,334,617	3,433
	Asia Vital Components Co. Ltd.	956,337	3,409
	Topco Scientific Co. Ltd.	596,793	3,376
	Shinkong Synthetic Fibers Corp.	5,611,416	3,368
	Feng Hsin Steel Co. Ltd.	1,459,000	3,366
	Elan Microelectronics Corp.	1,032,545	3,358
	WT Microelectronics Co. Ltd.	1,516,377	3,317
	Pan Jit International Inc.	1,438,000	3,211
	Ardentec Corp.	1,793,851	3,175
	King Slide Works Co. Ltd.	233,675	3,159
*	EirGenix Inc.	792,855	3,128
	Wafer Works Corp.	2,050,363	3,091
	Via Technologies Inc.	1,297,000	3,041
	TXC Corp.	1,031,877	3,012
	Chung Hung Steel Corp.	3,078,000	2,995
	Coretronic Corp.	1,516,000	2,984
	Taiwan Hon Chuan Enterprise Co. Ltd.	994,401	2,974
*	Nan Kang Rubber Tire Co. Ltd.	2,603,107	2,956
*	Raydium Semiconductor Corp.	244,000	2,913
	Wistron NeWeb Corp.	1,064,495	2,909
	Yieh Phui Enterprise Co. Ltd.	5,053,755	2,899
	Foxsemicon Integrated Technology Inc.	448,400	2,897
	Sigurd Microelectronics Corp.	1,638,822	2,794
	Far Eastern Department Stores Ltd.	3,855,043	2,790
	USI Corp.	3,462,784	2,753
	Tong Yang Industry Co. Ltd.	1,798,919	2,715
	Fitipower Integrated Technology Inc.	553,226	2,684
	Huaku Development Co. Ltd.	900,499	2,673
	Sanyang Motor Co. Ltd.	2,216,037	2,594
	Taiwan Semiconductor Co. Ltd.	873,000	2,591
	Nuvoton Technology Corp.	590,000	2,579
	Grape King Bio Ltd.	445,000	2,564
	Lotus Pharmaceutical Co. Ltd.	318,000	2,540
	Sitronix Technology Corp.	356,282	2,535
	Charoen Pokphand Enterprise	961,400	2,533
	Sercomm Corp.	940,000	2,532
	TCI Co. Ltd.	398,067	2,509
	Andes Technology Corp.	141,000	2,499
	TSRC Corp.	2,643,046	2,493
	ChipMOS Technologies Inc.	2,139,494	2,484
	Kenda Rubber Industrial Co. Ltd.	2,354,000	2,434
	Grand Pacific Petrochemical	3,571,928	2,396
	Standard Foods Taiwan Ltd.	1,709,708	2,365
	Hotai Finance Co. Ltd.	670,000	2,365
	Tainan Spinning Co. Ltd.	4,104,674	2,350
	Kinpo Electronics	5,183,196	2,349
	Elite Semiconductor Microelectronics Technology Inc.	886,000	2,324
	Primax Electronics Ltd.	1,200,000	2,310

		Shares	Market Value ($000)
	XinTec Inc.	640,000	2,302
	Arcadyan Technology Corp.	678,737	2,302
	ITEQ Corp.	837,870	2,279
	Supreme Electronics Co. Ltd.	1,782,250	2,225
	O-Bank Co. Ltd.	7,181,000	2,222
	Pegavision Corp.	146,000	2,220
	Center Laboratories Inc.	1,399,662	2,208
	Solar Applied Materials Technology Corp.	1,887,691	2,196
	Clevo Co.	2,089,944	2,177
	Hota Industrial Manufacturing Co. Ltd.	900,317	2,176
	SDI Corp.	567,000	2,167
	TTY Biopharm Co. Ltd.	828,987	2,148
	General Interface Solution Holding Ltd.	752,000	2,141
*	Brighton-Best International Taiwan Inc.	1,667,000	2,123
*	Allied Supreme Corp.	184,000	2,120
	Taiwan Mask Corp.	684,540	2,115
*	Medigen Vaccine Biologics Corp.	860,544	2,109
	Farglory Land Development Co. Ltd.	1,065,854	2,076
	China Steel Chemical Corp.	568,853	2,046
	International CSRC Investment Holdings Co.	3,089,997	2,045
	Getac Holdings Corp.	1,319,000	2,006
	Universal Vision Biotechnology Co. Ltd.	183,750	2,005
*	TSEC Corp.	1,602,471	1,986
	Formosa International Hotels Corp.	235,841	1,981
	Everlight Electronics Co. Ltd.	1,564,725	1,962
*	UPI Semiconductor Corp.	180,000	1,956
	Gudeng Precision Industrial Co. Ltd.	208,511	1,944
	Merry Electronics Co. Ltd.	713,307	1,941
	President Securities Corp.	3,513,526	1,931
	Century Iron & Steel Industrial Co. Ltd.	582,000	1,931
	Wah Lee Industrial Corp.	673,500	1,923
	Co-Tech Development Corp.	872,000	1,922
	ADATA Technology Co. Ltd.	862,915	1,901
	Visual Photonics Epitaxy Co. Ltd.	637,455	1,900
	Longchen Paper & Packaging Co. Ltd.	3,020,707	1,894
	Cleanaway Co. Ltd.	311,000	1,879
	Greatek Electronics Inc.	1,092,000	1,856
	TPK Holding Co. Ltd.	1,801,000	1,845
	Chong Hong Construction Co. Ltd.	743,493	1,836
	Cheng Uei Precision Industry Co. Ltd.	1,413,000	1,823
*	Adimmune Corp.	1,375,343	1,821
	Taiwan Union Technology Corp.	878,000	1,815
	Sporton International Inc.	247,159	1,815
	Chicony Power Technology Co. Ltd.	699,000	1,800
	Nantex Industry Co. Ltd.	1,357,000	1,799
	OptoTech Corp.	1,399,406	1,786
	Fulgent Sun International Holding Co. Ltd.	401,270	1,781
	Taiwan Paiho Ltd.	893,183	1,776
*	Taiwan TEA Corp.	2,469,293	1,773
	Pan-International Industrial Corp.	1,344,595	1,740
	Gloria Material Technology Corp.	1,364,023	1,731
	Kinik Co.	430,000	1,723
	Gourmet Master Co. Ltd.	340,789	1,717
	Oriental Union Chemical Corp.	2,704,000	1,712
	Continental Holdings Corp.	1,732,000	1,703
	Evergreen International Storage & Transport Corp.	1,878,502	1,696
	Shiny Chemical Industrial Co. Ltd.	393,250	1,694
	Ennoconn Corp.	225,432	1,687

		Shares	Market Value ($000)
*	Sinon Corp.	1,293,000	1,684
	Advanced International Multitech Co. Ltd.	507,000	1,682
	Ta Ya Electric Wire & Cable	2,130,971	1,643
	Chin-Poon Industrial Co. Ltd.	1,625,072	1,625
	Topkey Corp.	272,000	1,620
	FocalTech Systems Co. Ltd.	716,258	1,616
	Chang Wah Electromaterials Inc.	1,512,000	1,613
	Prince Housing & Development Corp.	4,334,183	1,613
	Cub Elecparts Inc.	332,969	1,608
	Ton Yi Industrial Corp.	2,706,000	1,603
	Holy Stone Enterprise Co. Ltd.	524,769	1,601
*	TaiMed Biologics Inc.	698,000	1,591
	UPC Technology Corp.	3,211,065	1,590
	Asia Optical Co. Inc.	743,000	1,587
	Advanced Wireless Semiconductor Co.	588,192	1,573
	AcBel Polytech Inc.	1,329,000	1,570
	Hu Lane Associate Inc.	302,500	1,568
	Taiwan Sakura Corp.	740,000	1,557
	Asia Polymer Corp.	1,586,151	1,550
*	Wowprime Corp.	257,761	1,550
	Hsin Kuang Steel Co. Ltd.	954,569	1,549
	Taiwan Cogeneration Corp.	1,340,903	1,542
	BES Engineering Corp.	5,427,468	1,519
*	Shinkong Insurance Co. Ltd.	904,000	1,518
	Shin Zu Shing Co. Ltd.	550,224	1,516
	Test Research Inc.	705,371	1,501
	Unizyx Holding Corp.	1,207,250	1,489
*	Mercuries Life Insurance Co. Ltd.	8,005,933	1,478
	TaiDoc Technology Corp.	243,000	1,458
	Systex Corp.	580,000	1,438
	YC INOX Co. Ltd.	1,410,750	1,438
	Chlitina Holding Ltd.	192,750	1,437
	Global Mixed Mode Technology Inc.	264,199	1,434
	China General Plastics Corp.	1,520,717	1,432
	Thinking Electronic Industrial Co. Ltd.	285,000	1,429
	Darfon Electronics Corp.	1,082,000	1,426
	Innodisk Corp.	223,556	1,414
	Etron Technology Inc.	923,396	1,408
	Holtek Semiconductor Inc.	570,279	1,390
	Nichidenbo Corp.	769,000	1,388
*	Shihlin Paper Corp.	866,578	1,385
*	Career Technology MFG. Co. Ltd.	1,684,584	1,383
	Pixart Imaging Inc.	412,920	1,378
	Silicon Integrated Systems Corp.	2,365,508	1,375
*	Unitech Printed Circuit Board Corp.	2,209,714	1,353
	RichWave Technology Corp.	307,569	1,351
	Acter Group Corp. Ltd.	364,962	1,344
	Sunny Friend Environmental Technology Co. Ltd.	239,000	1,344
	Depo Auto Parts Ind Co. Ltd.	531,313	1,337
	St. Shine Optical Co. Ltd.	156,419	1,325
	Chunghwa Precision Test Tech Co. Ltd.	73,000	1,316
	Kindom Development Co. Ltd.	1,354,900	1,313
*	Asia Pacific Telecom Co. Ltd.	6,322,891	1,308
*	China Man-Made Fiber Corp.	4,508,384	1,298
	Tung Thih Electronic Co. Ltd.	260,000	1,296
	Cathay Real Estate Development Co. Ltd.	2,372,000	1,294
	Chang Wah Technology Co. Ltd.	1,225,000	1,293
	Advanced Ceramic X Corp.	190,000	1,284

		Shares	Market Value ($000)
	Apex International Co. Ltd.	656,000	1,279
	AURAS Technology Co. Ltd.	245,000	1,278
*	Phihong Technology Co. Ltd.	947,618	1,264
	LandMark Optoelectronics Corp.	293,600	1,256
	Gamania Digital Entertainment Co. Ltd.	464,000	1,248
	Kung Long Batteries Industrial Co. Ltd.	266,000	1,234
	Aten International Co. Ltd.	473,260	1,229
	Marketech International Corp.	292,000	1,229
	YungShin Global Holding Corp.	860,697	1,224
	Dynapack International Technology Corp.	477,299	1,222
*	RDC Semiconductor Co. Ltd.	195,000	1,217
	Hannstar Board Corp.	1,097,438	1,203
	Xxentria Technology Materials Corp.	583,776	1,197
	Actron Technology Corp.	206,000	1,192
	Sampo Corp.	1,329,048	1,183
	Sunplus Technology Co. Ltd.	1,474,000	1,180
	PharmaEngine Inc.	304,102	1,169
*	Foresee Pharmaceuticals Co. Ltd.	349,000	1,161
	ITE Technology Inc.	432,418	1,145
	Orient Semiconductor Electronics Ltd.	1,830,197	1,143
	ASROCK Inc.	219,000	1,117
*	CSBC Corp. Taiwan	1,721,956	1,115
	Motech Industries Inc.	1,123,928	1,092
	IEI Integration Corp.	439,716	1,091
*	First Steamship Co. Ltd.	3,746,850	1,086
	Sunonwealth Electric Machine Industry Co. Ltd.	761,000	1,083
*	China Bills Finance Corp.	2,143,000	1,079
[1]	China Metal Products	1,076,515	1,078
	Hung Sheng Construction Ltd.	1,385,620	1,076
	Chia Hsin Cement Corp.	1,759,000	1,066
	Altek Corp.	942,250	1,063
	Wei Chuan Foods Corp.	1,659,835	1,061
	Lealea Enterprise Co. Ltd.	3,044,849	1,060
	Gemtek Technology Corp.	1,137,115	1,052
	Adlink Technology Inc.	546,127	1,047
*	Federal Corp.	1,494,505	1,044
	Flytech Technology Co. Ltd.	447,845	1,027
	KMC Kuei Meng International Inc.	204,000	1,026
	Sinyi Realty Inc.	1,104,465	1,023
	Anpec Electronics Corp.	222,000	1,021
	ScinoPharm Taiwan Ltd.	1,148,891	1,017
	Taiwan PCB Techvest Co. Ltd.	821,102	1,014
	Chief Telecom Inc.	108,000	1,011
*	Ambassador Hotel	924,000	1,004
	Genesys Logic Inc.	286,000	1,004
	Mercuries & Associates Holding Ltd.	1,954,968	1,002
	Elite Advanced Laser Corp.	746,607	997
	Lung Yen Life Service Corp.	783,000	996
	L&K Engineering Co. Ltd.	699,000	994
	Posiflex Technology Inc.	253,822	993
	D-Link Corp.	1,919,774	988
	Alpha Networks Inc.	944,599	969
	Swancor Holding Co. Ltd.	263,000	965
	CyberTAN Technology Inc.	1,181,571	963
	Namchow Holdings Co. Ltd.	631,000	961
	Ho Tung Chemical Corp.	3,303,362	957
	Soft-World International Corp.	351,520	942
	Firich Enterprises Co. Ltd.	942,539	915

		Shares	Market Value ($000)
	Sonix Technology Co. Ltd.	520,000	904
	Zeng Hsing Industrial Co. Ltd.	224,536	895
	Johnson Health Tech Co. Ltd.	370,283	891
	CMC Magnetics Corp.	3,438,758	890
	Weltrend Semiconductor	553,753	890
	Dimerco Express Corp.	358,792	888
	Everlight Chemical Industrial Corp.	1,390,649	885
	Quanta Storage Inc.	591,000	882
	Bank of Kaohsiung Co. Ltd.	2,048,426	880
	Formosan Rubber Group Inc.	1,198,089	880
	Huang Hsiang Construction Corp.	631,051	877
	Chun Yuan Steel Industry Co. Ltd.	1,581,000	873
	VIA Labs Inc.	123,000	859
	Sensortek Technology Corp.	92,000	850
*	Tanvex BioPharma Inc.	671,103	849
	91APP Inc.	228,555	843
	CHC Healthcare Group	510,727	836
	Taiflex Scientific Co. Ltd.	588,594	823
	Syncmold Enterprise Corp.	411,750	821
*	Kuo Yang Construction Co. Ltd.	1,323,000	812
	T3EX Global Holdings Corp.	366,000	810
	AmTRAN Technology Co. Ltd.	2,393,126	802
*	Savior Lifetec Corp.	1,104,728	801
	Global Brands Manufacture Ltd.	819,361	790
	Bioteque Corp.	207,000	775
	Amazing Microelectronic Corp.	250,000	774
	Radium Life Tech Co. Ltd.	2,544,910	771
	China Chemical & Pharmaceutical Co. Ltd.	852,000	763
	Rich Development Co. Ltd.	2,671,000	761
*	Gigastorage Corp.	1,158,742	761
	Chung Hwa Pulp Corp.	1,328,135	749
	Infortrend Technology Inc.	1,266,885	747
*	Brogent Technologies Inc.	160,293	745
	Sincere Navigation Corp.	1,094,970	743
	Ultra Chip Inc.	229,000	743
	FSP Technology Inc.	573,428	742
	PChome Online Inc.	333,082	725
*	Shining Building Business Co. Ltd.	2,355,675	724
	Taiwan Styrene Monomer	1,542,579	719
	Kaimei Electronic Corp.	344,800	703
	AGV Products Corp.	1,780,425	649
*	Li Peng Enterprise Co. Ltd.	2,453,915	643
*	Hong Pu Real Estate Development Co. Ltd.	843,195	633
	Iron Force Industrial Co. Ltd.	248,000	632
	KEE TAI Properties Co. Ltd.	1,468,740	625
*	Dynamic Holding Co. Ltd.	1,071,004	620
*	Elitegroup Computer Systems Co. Ltd.	853,647	616
	Fittech Co. Ltd.	190,647	609
	Speed Tech Corp.	345,000	607
	Machvision Inc.	120,157	596
	Taiyen Biotech Co. Ltd.	528,877	573
	Tyntek Corp.	990,250	571
	Lingsen Precision Industries Ltd.	1,209,000	567
*	Ritek Corp.	2,064,048	562
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	560
	Yeong Guan Energy Technology Group Co. Ltd.	263,776	555
	Kuo Toong International Co. Ltd.	718,662	553
	Rexon Industrial Corp. Ltd.	534,000	546

		Shares	Market Value ($000)
	Rechi Precision Co. Ltd.	964,668	545
	Senao International Co. Ltd.	510,107	542
	HannsTouch Solution Inc.	1,703,329	534
	TA-I Technology Co. Ltd.	346,500	515
	Ability Enterprise Co. Ltd.	705,099	492
	TYC Brother Industrial Co. Ltd.	523,710	491
	China Electric Manufacturing Corp.	1,067,980	489
	Ichia Technologies Inc.	797,000	480
	WUS Printed Circuit Co. Ltd.	511,555	478
	Egis Technology Inc.	198,000	435
	Nidec Chaun-Choung Technology Corp.	110,000	428
*	Darwin Precisions Corp.	1,389,000	422
	Dyaco International Inc.	293,000	420
	Basso Industry Corp.	295,000	410
*	Globe Union Industrial Corp.	903,675	398
*	Li Cheng Enterprise Co. Ltd.	426,892	398
*	Medigen Biotechnology Corp.	355,680	384
	Tong-Tai Machine & Tool Co. Ltd.	779,429	369
*	Gigasolar Materials Corp.	102,922	369
	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	368
	Nan Liu Enterprise Co. Ltd.	150,000	360
	Jess-Link Products Co. Ltd.	246,100	347
	Sheng Yu Steel Co. Ltd.	402,000	347
*	ALI Corp.	475,281	344
	Cyberlink Corp.	116,076	328
	Toung Loong Textile Manufacturing	355,980	313
*	Kaori Heat Treatment Co. Ltd.	40,000	285
	GeneReach Biotechnology Corp.	129,906	268
*	Newmax Technology Co. Ltd.	265,000	256
*	Zinwell Corp.	425,099	250
	Test Rite International Co. Ltd.	367,547	243
*,3	Roo Hsing Co. Ltd.	2,084,000	203
*	Panion & BF Biotech Inc.	28,000	159
*	Synmosa Biopharma Corp.	105,000	149
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,3	Unity Opto Technology Co. Ltd.	1,203,000	—
*,3	Xpec Entertainment Inc.	125,457	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			749,620
Thailand (1.7%)
	Thonburi Healthcare Group PCL	2,854,400	5,975
	Tisco Financial Group PCL	1,871,650	5,823
[1]	KCE Electronics PCL	3,109,700	5,203
	Kiatnakin Bank PCL	2,207,805	4,581
	CPN Retail Growth Leasehold REIT	7,597,900	4,445
[1]	Com7 PCL Class F	4,557,900	4,345
	Bangchak Corp. PCL	3,765,800	4,185
[1]	Hana Microelectronics PCL	2,156,346	3,987
	Ngern Tid Lor PCL	4,632,184	3,916
	JMT Network Services PCL Class F	2,326,623	3,791
[1]	Thanachart Capital PCL	2,903,595	3,770
[1]	Siam Global House PCL	5,813,646	3,677
	Jasmine Broadband Internet Infrastructure Fund Class F	14,260,363	3,545
*,1	Central Plaza Hotel PCL	2,206,690	3,489
[1]	Bangkok Commercial Asset Management PCL (XBKK)	7,009,100	3,389
	Sansiri PCL	57,094,000	3,384
	WHA Corp. PCL	27,391,992	3,148

		Shares	Market Value ($000)
	Supalai PCL	4,081,750	2,998
	Ramkhamhaeng Hospital PCL	1,732,857	2,868
*	Beyond Securities PCL	7,722,600	2,795
[1]	Bangkok Chain Hospital PCL	4,062,148	2,690
[1]	VGI PCL	17,129,061	2,562
[1]	CH Karnchang PCL	3,707,100	2,542
*	STARK Corp. PCL	27,455,900	2,489
	Forth Corp. PCL	1,880,100	2,477
*	Vibhavadi Medical Center PCL	29,679,800	2,449
[1]	Gunkul Engineering PCL	16,030,683	2,431
	Sri Trang Agro-Industry PCL	3,555,023	2,364
[1]	Chularat Hospital PCL Class F	19,133,260	2,321
[1]	Jay Mart PCL	2,029,000	2,308
[1]	Mega Lifesciences PCL	1,437,100	2,283
	Star Petroleum Refining PCL	6,458,000	2,264
	AP Thailand PCL	6,188,856	2,237
	Dhipaya Group Holdings PCL	1,458,100	2,213
[1]	Sino-Thai Engineering & Construction PCL	4,833,115	2,116
	AEON Thana Sinsap Thailand PCL	343,700	2,084
	CK Power PCL	15,096,231	2,073
	Singer Thailand PCL	2,418,400	2,028
	Amata Corp. PCL	3,207,297	1,949
[1]	TOA Paint Thailand PCL	1,868,000	1,928
[1]	Dohome PCL (XBKK)	4,628,100	1,917
	TPI Polene PCL	33,191,600	1,863
	Thailand Future Fund	7,495,000	1,841
*	Jasmine Technology Solution PCL	1,188,600	1,706
	Quality Houses PCL	22,402,133	1,605
	Plan B Media Pcl Class F	5,705,972	1,552
	TQM Corp. PCL	1,201,900	1,542
[1]	Thai Vegetable Oil PCL	1,730,810	1,509
[1]	Esso Thailand PCL	5,107,800	1,448
[1]	Thoresen Thai Agencies PCL	5,739,841	1,421
	Major Cineplex Group PCL	2,363,944	1,351
	Thaifoods Group PCL Class F	7,805,600	1,339
	Tipco Asphalt PCL	2,394,300	1,321
[1]	TTW PCL	4,580,300	1,312
[1]	Bangkok Land PCL	39,532,000	1,272
*,1	Bangkok Airways PCL	2,850,900	1,266
[1]	Banpu Power PCL	2,314,100	1,215
	MBK PCL	2,147,276	1,202
	Thaicom PCL	2,413,540	1,198
[1]	BEC World PCL	3,710,100	1,196
[1]	TPI Polene Power PCL	9,361,700	993
	MK Restaurants Group PCL	560,100	965
[1]	Ratchthani Leasing PCL	7,699,250	960
	PTG Energy PCL	2,180,507	888
[1]	Pruksa Holding PCL	2,202,900	883
*	Kerry Express Thailand PCL	1,539,900	861
[1]	Super Energy Corp. PCL	44,967,100	860
[1]	GFPT PCL	2,027,500	832
	Taokaenoi Food & Marketing PCL Class F	2,339,100	824
*,1	Jasmine International PCL	11,447,388	807
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,786,000	792
*	Central Plaza Hotel PCL NVDR	489,800	774
	BCPG PCL	2,569,637	770
	AP Thailand PCL NVDR	2,127,300	769
*,1	Italian-Thai Development PCL	11,390,210	706

		Shares	Market Value ($000)
	LPN Development PCL	5,027,811	702
	Tisco Financial Group PCL NDVR	225,450	701
	SPCG PCL	1,561,900	696
	Origin Property PCL Class F	1,778,650	660
[1]	Precious Shipping PCL	1,234,000	619
*,1	Rabbit Holdings plc Class F	15,504,548	571
	Workpoint Entertainment PCL	1,010,000	559
[1]	Precious Shipping pcl NVDR	1,095,000	549
	Supalai pcl NVDR	518,650	381
[1]	VGI PCL NVDR	2,351,570	352
*,1	Samart Corp. PCL	1,963,421	333
*	Unique Engineering & Construction PCL	1,900,200	279
*,3	Thai Airways International PCL	3,045,000	235
	Pruksa Real Estate PCL	1,063,290	213
	Sino-Thai Engineering & Construction PCL NVDR	423,000	185
*,1	Italian-Thai Development PCL NVDR	2,448,500	152
*	VGI PCL Warrants Exp. 5/23/27 (XBKK)	4,948,352	39
*	VGI PCL Warrants Exp. 5/23/27	542,670	4
			174,112
Turkey (0.2%)
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	3,990,383	1,644
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	252,710	1,562
	Bera Holding A/S	2,358,204	1,401
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	916,215	1,291
*	Ulker Biskuvi Sanayi A/S	595,788	1,214
*	Imas Makina Sanayi A/S	72,571	1,194
*	Turkiye Sinai Kalkinma Bankasi A/S	4,706,631	1,052
	Logo Yazilim Sanayi Ve Ticaret A/S	261,021	828
	Kervan Gida Sanayi Ve Ticaret A/S	623,428	813
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	448,154	789
	Cimsa Cimento Sanayi VE Ticaret A/S	166,106	724
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	314,777	565
*	Albaraka Turk Katilim Bankasi A/S	3,557,069	540
*	Zorlu Enerji Elektrik Uretim A/S	1,906,470	505
*	Aksigorta A/S	2,772,937	499
*	LDR Turizm A/S	77,951	468
	Akcansa Cimento A/S	153,643	438
	Tat Gida Sanayi A/S	324,280	437
*	NET Holding A/S	660,268	390
	Polisan Holding A/S	796,121	365
	Kartonsan Karton Sanayi ve Ticaret A/S	85,173	365
*	Sekerbank Turk A/S	2,433,586	343
*	Konya Cimento Sanayii A/S	2,641	330
*	Is Finansal Kiralama A/S	935,634	312
*	Suwen Tekstil Sanayi Pazarlama A/S	85,083	226
*	SUN Tekstil Sanayi Ve Ticaret A/S	89,973	194
*	Consus Enerji Isletmeciligi ve Hizmetleri A/S	377,435	144
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	25,570	27
*,3	Asya Katilim Bankasi A/S	975,452	—
			18,660
United Arab Emirates (0.1%)
	GFH Financial Group BSC	12,423,764	3,094
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	3,861,646	2,707
*	Sharjah Islamic Bank	4,363,653	2,464
*	RAK Properties PJSC	3,464,889	582
*,3	Arabtec Holding PJSC	2,033,180	293

		Shares	Market Value ($000)
*,3	Drake & Scull International PJSC	1,238,097	—
			9,140
United Kingdom (9.1%)
	Beazley plc	2,469,531	20,323
	Inchcape plc	1,449,953	16,348
	Spectris plc	400,884	15,893
	Investec plc	2,483,235	15,881
	Diploma plc	454,101	15,361
	Man Group plc	4,789,175	14,734
	IG Group Holdings plc	1,488,302	14,633
	Games Workshop Group plc	123,395	14,313
	Tritax Big Box REIT plc	7,092,533	13,666
*	Marks & Spencer Group plc	7,357,843	13,272
	Greggs plc	378,693	12,645
	Rotork plc	3,174,089	12,504
	Drax Group plc	1,518,038	12,124
[1]	Vistry Group plc	1,242,122	11,440
*	Indivior plc	462,264	11,100
	Virgin Money UK plc	4,598,210	11,002
*,2	Watches of Switzerland Group plc	931,801	10,939
	OSB Group plc	1,600,608	10,791
	Harbour Energy plc	2,698,893	10,439
	Balfour Beatty plc	2,226,034	10,080
	Travis Perkins plc	792,178	9,938
*	SSP Group plc	2,988,185	9,567
	Britvic plc	991,133	9,507
	Safestore Holdings plc	763,540	9,507
	Big Yellow Group plc	629,259	9,386
	WH Smith plc	466,512	9,212
	Mediclinic International plc	1,484,529	9,083
	Grafton Group plc	783,941	8,899
	QinetiQ Group plc	1,967,251	8,824
	Genus plc	245,075	8,790
	Hays plc	5,752,652	8,777
	Grainger plc	2,715,604	8,697
	Victrex plc	365,248	8,313
	LondonMetric Property plc	3,530,804	8,227
	Plus500 Ltd.	353,303	8,106
*	Playtech plc	1,141,024	7,963
	Future plc	427,522	7,961
	Serco Group plc	4,390,755	7,908
	Computacenter plc	286,272	7,867
	LXI REIT plc	5,583,003	7,771
	Cranswick plc	197,518	7,770
	Pets at Home Group plc	1,764,931	7,678
	Assura plc	10,828,671	7,453
	Energean plc	504,642	7,246
	Lancashire Holdings Ltd.	926,763	7,154
	Softcat plc	470,795	7,045
*	Oxford Nanopore Technologies plc	2,380,758	6,956
	Close Brothers Group plc	563,586	6,749
	Primary Health Properties plc	4,852,463	6,723
	Paragon Banking Group plc	892,385	6,621
	Redrow plc	1,025,435	6,577
	Pagegroup plc	1,157,186	6,515
	TP ICAP Group plc	2,948,721	6,422
	Kainos Group plc	347,959	6,333
*	IWG plc	2,717,839	6,235

		Shares	Market Value ($000)
[2]	Quilter plc	5,154,501	6,121
	Spirent Communications plc	2,242,922	6,079
	Telecom Plus plc	245,015	6,035
	Dunelm Group plc	417,418	6,006
*,2	Trainline plc	1,705,609	5,971
	Savills plc	492,838	5,929
	Centamin plc	4,313,317	5,913
	Great Portland Estates plc	837,256	5,889
	Rathbones Group plc	225,972	5,837
	Ashmore Group plc	1,745,532	5,749
	Moneysupermarket.com Group plc	1,933,005	5,707
*,2	Network International Holdings plc	1,756,046	5,702
	Oxford Instruments plc	197,157	5,699
	Domino's Pizza Group plc	1,450,363	5,617
	TBC Bank Group plc	190,087	5,587
	Bodycote plc	694,112	5,574
	Supermarket Income REIT plc	4,607,041	5,473
*,2	Deliveroo plc Class A	4,765,448	5,461
	Coats Group plc	5,975,384	5,373
*	Carnival plc	553,779	5,291
*	S4 Capital plc	1,957,662	5,288
*	Ascential plc	1,591,636	5,286
	Mitie Group plc	5,128,945	4,945
[1]	Hammerson plc	14,816,015	4,902
	Redde Northgate plc	907,698	4,865
*	Frasers Group plc	493,035	4,769
	Diversified Energy Co. plc	3,428,690	4,690
	Bank of Georgia Group plc	139,352	4,597
	Hill & Smith Holdings plc	294,283	4,580
*	John Wood Group plc	2,603,203	4,564
	AJ Bell plc	1,074,054	4,478
	IntegraFin Holdings plc	1,126,188	4,344
	Sirius Real Estate Ltd.	4,121,572	4,304
[2]	JTC plc	480,436	4,273
	Morgan Advanced Materials plc	1,048,988	4,071
*	Darktrace plc	1,550,545	4,028
	Capital & Counties Properties plc	2,832,269	4,014
	Vesuvius plc	768,424	3,875
	Just Group plc	3,776,200	3,825
	Firstgroup plc	2,792,387	3,739
*	Helios Towers plc	2,813,393	3,719
	Clarkson plc	97,041	3,681
	Chemring Group plc	1,040,504	3,637
*	Capricorn Energy plc	1,210,748	3,622
	Shaftesbury plc	731,738	3,564
*	Babcock International Group plc	942,022	3,559
	Marshalls plc	846,476	3,545
	Rhi Magnesita NV	104,959	3,491
	Workspace Group plc	556,161	3,473
	Premier Foods plc	2,523,891	3,461
	Liontrust Asset Management plc	239,984	3,438
	Genuit Group plc	851,081	3,433
	Ninety One plc	1,379,524	3,368
*	National Express Group plc	2,041,657	3,363
*	Elementis plc	2,129,377	3,292
	Volution Group plc	686,343	3,201
*,2	Spire Healthcare Group plc	1,047,082	3,137
	FDM Group Holdings plc	316,891	3,069

		Shares	Market Value ($000)
	Morgan Sindall Group plc	148,113	3,002
[2]	Ibstock plc	1,433,495	2,989
*	PureTech Health plc	950,244	2,985
	Currys plc	3,696,107	2,969
	Essentra plc	1,108,302	2,962
[2]	Bridgepoint Group plc (Registered)	994,214	2,951
	Senior plc	1,552,440	2,927
*	C&C Group plc	1,456,840	2,895
	Jupiter Fund Management plc	1,612,054	2,791
	NCC Group plc	1,192,971	2,765
*	Auction Technology Group plc	318,985	2,765
	Provident Financial plc	948,745	2,740
	Crest Nicholson Holdings plc	900,993	2,711
*,1	ASOS plc	250,222	2,707
	IP Group plc	3,585,139	2,698
*	Molten Ventures plc	596,681	2,640
	Keller Group plc	264,801	2,639
	Bytes Technology Group plc (XLON)	542,075	2,591
*,1	THG plc Class B	3,541,098	2,542
	Devro plc	652,336	2,466
	Synthomer plc	1,276,932	2,465
*,1,2	Aston Martin Lagonda Global Holdings plc	1,125,386	2,300
[2]	Petershill Partners plc	1,053,452	2,203
	Ferrexpo plc	1,081,721	2,116
	Hilton Food Group plc	256,991	2,105
	XP Power Ltd.	70,178	2,100
*	Capita plc	5,955,388	2,059
	AG Barr plc	302,350	2,045
	Halfords Group plc	806,385	2,043
	UK Commercial Property REIT Ltd.	2,751,089	1,966
*,1	Tullow Oil plc	4,408,620	1,963
*	Mitchells & Butlers plc	964,740	1,960
	Picton Property Income Ltd.	2,058,118	1,956
*	Greencore Group plc	1,954,096	1,925
*,2	Wizz Air Holdings plc	57,768	1,905
	BMO Commercial Property Trust Ltd.	1,943,289	1,904
	PZ Cussons plc	699,970	1,876
*	J D Wetherspoon plc	321,428	1,809
	Wickes Group plc	958,440	1,794
[2]	TI Fluid Systems plc Class B	1,143,956	1,681
	Helical plc	374,605	1,663
*	Oxford Biomedica plc	312,907	1,642
*	Moonpig Group plc	1,085,672	1,611
*,1	Petrofac Ltd. (XLON)	1,542,796	1,584
*,2	Trustpilot Group plc	1,219,904	1,544
[3]	Home REIT plc	2,905,246	1,363
	Avon Protection plc	106,771	1,333
*	Marston's plc	2,444,389	1,320
*	Alphawave IP Group plc	1,069,887	1,261
[2]	CMC Markets plc	407,494	1,221
*	AO World plc	1,554,651	1,197
	Bytes Technology Group plc	236,220	1,181
*	888 Holdings plc	1,258,637	1,124
*	Restaurant Group plc	2,485,498	1,118
*	SIG plc	2,423,261	1,047
	CLS Holdings plc	560,388	1,031
	Hochschild Mining plc	1,105,888	934
*	Rank Group plc	778,058	870

		Shares	Market Value ($000)
[1,2]	Bakkavor Group plc	545,735	775
[2]	Alfa Financial Software Holdings plc	296,195	642
*,2,3	Finablr plc	496,892	—
*	Carillion plc	961,048	—
			932,142
Total Common Stocks (Cost $10,575,508)			10,109,668
Temporary Cash Investments (5.8%)
Money Market Fund (5.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.437% (Cost $593,588)	5,937,662	593,707
Total Investments (104.9%) (Cost $11,169,096)			10,703,375
Other Assets and Liabilities—Net (-4.9%)			(500,485)
Net Assets (100%)			10,202,890
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $540,203,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $435,543,000, representing 4.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $575,887,000 was received for securities on loan, of which $573,163,000 is held in Vanguard Market Liquidity Fund and $2,724,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	190	18,424	1,070
MSCI EAFE Index	March 2023	450	47,678	2,136
MSCI Emerging Markets Index	March 2023	408	21,310	1,044
S&P TSX 60 Index	March 2023	40	7,539	290
				4,540

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	3/15/23	CAD	10,694	USD	7,884	155	—
Morgan Stanley Capital Services Inc.	3/15/23	CAD	9,206	USD	6,752	169	—
State Street Bank & Trust Co.	3/15/23	CAD	6,950	USD	5,104	121	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	3/15/23	INR	330,310	USD	3,981	40	—
Bank of Montreal	3/15/23	USD	5,789	GBP	4,695	—	(5)
Bank of America, N.A.	3/15/23	USD	6,463	AUD	9,478	—	(239)
Morgan Stanley Capital Services Inc.	3/15/23	USD	20,052	CAD	27,302	—	(473)
State Street Bank & Trust Co.	3/15/23	USD	1,257	CHF	1,166	—	(23)
Bank of America, N.A.	3/15/23	USD	10,458	EUR	9,849	—	(280)
Deutsche Bank AG	3/15/23	USD	3,893	GBP	3,163	—	(11)
Toronto-Dominion Bank	3/15/23	USD	5,748	JPY	771,211	—	(213)
						485	(1,244)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,783,386	15,268	—	1,798,654
Common Stocks—Other	59,140	8,240,285	11,589	8,311,014
Temporary Cash Investments	593,707	—	—	593,707
Total	2,436,233	8,255,553	11,589	10,703,375
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,540	—	—	4,540
Forward Currency Contracts	—	485	—	485
Total	4,540	485	—	5,025
Liabilities
Forward Currency Contracts	—	1,244	—	1,244
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.